UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Multi-Asset Income Fund Class A, Class M, Class C and Class I Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	41.2
Lineage Logistics Holdings, LLC.	2.4
California Resources Corp.	2.4
Microsoft Corp.	2.1
Scorpio Tankers, Inc.	2.1
50.2

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Energy	11.2
Consumer Staples	6.9
Information Technology	6.5
Industrials	5.8
Consumer Discretionary	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	41.2%
BBB	1.1%
BB	3.0%
B	2.5%
CCC,CC,C	3.6%
Not Rated	2.7%
Equities	45.3%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Corporate Bonds	9.5%
Municipal Securities	0.1%
U.S. Government and U.S. Government Agency Obligations	41.2%
Bank Loan Obligations	3.3%
Stocks	45.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 7.5%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.5%
	Principal Amount	Value
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
DISH Network Corp. 3.375% 8/15/26	$340,000	$329,323
Liberty Media Corp. 1.375% 10/15/23	290,000	360,751
		690,074
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Scorpio Tankers, Inc. 3% 5/15/22 unit	690,000	699,152
INDUSTRIALS - 0.5%
Electrical Equipment - 0.5%
SolarCity Corp. 1.625% 11/1/19	270,000	251,229

TOTAL CONVERTIBLE BONDS		1,640,455

Nonconvertible Bonds - 6.1%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	14,083
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,048
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,301
Viacom, Inc. 6.25% 2/28/57 (a)	510,000	489,600
		514,032
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	30,575
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
California Resources Corp. 8% 12/15/22 (b)	655,000	594,413
Denbury Resources, Inc.:
9% 5/15/21 (b)	475,000	502,170
9.25% 3/31/22 (b)	180,000	190,800
Petroleos Mexicanos:
5.625% 1/23/46	260,000	219,440
6.75% 9/21/47	14,000	13,307
Southwestern Energy Co. 7.5% 4/1/26	525,000	543,375
The Williams Companies, Inc. 5.75% 6/24/44	20,000	20,675
		2,084,180
FINANCIALS - 0.2%
Banks - 0.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,470
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	29,834
Lazard Group LLC 4.25% 11/14/20	10,000	10,195
Morgan Stanley 5% 11/24/25	30,000	31,089
		71,118
TOTAL FINANCIALS		102,588
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
CVS Health Corp.:
4.1% 3/25/25	5,000	4,973
4.3% 3/25/28	4,000	3,944
4.78% 3/25/38	2,000	1,977
5.05% 3/25/48	3,000	3,030
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,413
		24,337
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	29,867
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,193
		46,060
Real Estate Management & Development - 0.0%
Liberty Property LP 4.75% 10/1/20	20,000	20,548
TOTAL REAL ESTATE		66,608
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 7% 3/1/20 (b)	25,000	25,938
UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	38,864
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,396
TOTAL UTILITIES		71,260

TOTAL NONCONVERTIBLE BONDS		2,919,518

TOTAL CORPORATE BONDS
(Cost $4,539,367)		4,559,973

U.S. Government and Government Agency Obligations - 41.2%
U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	21,279	20,661
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$31,696	$31,139
0.375% 1/15/27	145,208	141,081
0.625% 1/15/26	63,266	62,923

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		255,804

U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
2.25% 8/15/46	311,000	267,557
2.5% 5/15/46	291,000	264,162
2.75% 8/15/47	275,000	262,142
2.75% 11/15/47	276,000	263,073
3% 11/15/45	261,000	261,663
3% 2/15/47	264,000	264,691
3% 5/15/47	263,000	263,483
U.S. Treasury Notes:
1.125% 1/15/19	45,000	44,749
1.125% 8/31/21	100,000	95,387
1.75% 12/31/20	254,000	248,831
2% 12/31/21	249,000	243,427
2.125% 12/31/22	80,000	77,972
2.25% 12/31/23	5,799,000	5,644,959
2.25% 8/15/27	1,972,000	1,876,327
2.25% 11/15/27	1,972,000	1,873,862
2.375% 1/31/23	5,730,000	5,643,155
2.375% 5/15/27	1,948,000	1,875,254
2.75% 2/28/25	110,000	109,588

TOTAL U.S. TREASURY OBLIGATIONS		19,580,282

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,850,218)		19,836,086

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,988)	15,000	14,195
	Shares	Value

Common Stocks - 43.4%
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.5%
General Motors Co.	5,700	$224,580
Hotels, Restaurants & Leisure - 0.4%
ARAMARK Holdings Corp.	3,800	140,980
Bluegreen Vacations Corp.	751	17,874
Wyndham Destinations, Inc.	336	14,875
Wyndham Hotels & Resorts, Inc.	336	19,767
		193,496
Media - 1.5%
Comcast Corp. Class A	10,800	354,348
Interpublic Group of Companies, Inc.	326	7,641
The Walt Disney Co.	3,350	351,114
		713,103
Specialty Retail - 0.5%
Lowe's Companies, Inc.	2,685	256,605

TOTAL CONSUMER DISCRETIONARY		1,387,784

CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	4,000	272,160
PepsiCo, Inc.	3,675	400,097
		672,257
Food & Staples Retailing - 1.0%
Walmart, Inc.	5,648	483,751
Food Products - 1.9%
ConAgra Foods, Inc.	5,500	196,515
Darling International, Inc. (c)	8,700	172,956
Kellogg Co.	4,400	307,428
McCormick & Co., Inc. (non-vtg.)	25	2,902
The Kraft Heinz Co.	3,690	231,806
		911,607
Household Products - 1.1%
Procter & Gamble Co.	6,823	532,603
Personal Products - 0.0%
Unilever NV (Certificaten Van Aandelen) (Bearer)	226	12,592
Tobacco - 1.4%
Altria Group, Inc.	7,550	428,765
British American Tobacco PLC (United Kingdom)	751	37,960
Imperial Tobacco Group PLC	79	2,942
Philip Morris International, Inc.	2,600	209,924
		679,591

TOTAL CONSUMER STAPLES		3,292,401

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
California Resources Corp. (c)	2,600	118,144
Chesapeake Energy Corp. (c)(d)	35,700	187,068
Chevron Corp.	336	42,480
ConocoPhillips Co.	2,859	199,044
DHT Holdings, Inc.	56,126	263,231
Enterprise Products Partners LP	21,077	583,201
Magellan Midstream Partners LP	2,300	158,884
Plains All American Pipeline LP	7,000	165,480
Scorpio Tankers, Inc.	105,300	295,893
Suncor Energy, Inc.	572	23,278
Whiting Petroleum Corp. (c)	2,150	113,348
		2,150,051
FINANCIALS - 4.3%
Banks - 4.2%
Bank of America Corp.	16,509	465,389
JPMorgan Chase & Co.	5,361	558,616
Regions Financial Corp.	12,874	228,900
SunTrust Banks, Inc.	4,025	265,731
U.S. Bancorp	336	16,807
Wells Fargo & Co.	9,010	499,514
		2,034,957
Insurance - 0.1%
Chubb Ltd.	342	43,441
MetLife, Inc.	461	20,100
		63,541

TOTAL FINANCIALS		2,098,498

HEALTH CARE - 4.0%
Biotechnology - 1.0%
Amgen, Inc.	2,501	461,660
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	1,438	344,487
Health Care Providers & Services - 0.5%
CVS Health Corp.	3,501	225,289
Pharmaceuticals - 1.8%
Allergan PLC	1,550	258,416
AstraZeneca PLC:
(United Kingdom)	40	2,767
sponsored ADR	8,400	294,924
Roche Holding AG:
(participation certificate)	13	2,884
sponsored ADR	11,500	317,745
		876,736

TOTAL HEALTH CARE		1,908,172

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.1%
General Dynamics Corp.	1,152	214,744
United Technologies Corp.	2,675	334,455
		549,199
Air Freight & Logistics - 0.4%
Deutsche Post AG	274	8,902
FedEx Corp.	875	198,678
		207,580
Airlines - 0.4%
Delta Air Lines, Inc.	3,400	168,436
Industrial Conglomerates - 0.6%
General Electric Co.	20,200	274,922
Machinery - 0.0%
Ingersoll-Rand PLC	45	4,038
Road & Rail - 0.4%
Norfolk Southern Corp.	1,150	173,501

TOTAL INDUSTRIALS		1,377,676

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	4,762	204,909
Internet Software & Services - 0.4%
Twitter, Inc. (c)	4,500	196,515
IT Services - 0.0%
Paychex, Inc.	180	12,303
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.	1,505	365,173
Qualcomm, Inc.	6,362	357,035
		722,208
Software - 2.1%
Micro Focus International PLC	551	9,561
Microsoft Corp.	10,288	1,014,500
		1,024,061
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	5,358	991,819

TOTAL INFORMATION TECHNOLOGY		3,151,815

MATERIALS - 5.1%
Chemicals - 3.7%
CF Industries Holdings, Inc.	6,200	275,280
DowDuPont, Inc.	4,848	319,580
LyondellBasell Industries NV Class A	113	12,413
Nutrien Ltd.	11,655	634,059
Sherwin-Williams Co.	695	283,261
The Mosaic Co.	9,200	258,060
		1,782,653
Containers & Packaging - 0.6%
Crown Holdings, Inc. (c)	5,700	255,132
Packaging Corp. of America	50	5,590
		260,722
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR (d)	3,600	180,036
Randgold Resources Ltd. sponsored ADR	2,900	223,561
		403,597

TOTAL MATERIALS		2,446,972

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	225	32,438
Boston Properties, Inc.	3,800	476,596
Public Storage	1,450	328,947
Simon Property Group, Inc.	4,180	711,394
		1,549,375
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	10,114	508,835
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (c)	6,600	394,350

TOTAL TELECOMMUNICATION SERVICES		903,185

UTILITIES - 1.3%
Electric Utilities - 1.3%
Exelon Corp.	1,338	56,999
PPL Corp.	6,400	182,720
Southern Co.	5,900	273,229
Vistra Energy Corp. (c)	4,800	113,568
		626,516
TOTAL COMMON STOCKS
(Cost $19,898,735)		20,892,445

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.5%
UTILITIES - 1.5%
Electric Utilities - 1.5%
Vistra Energy Corp. 7.00%	7,550	712,343
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Citigroup Capital XIII 7.875%	7,600	206,036
TOTAL PREFERRED STOCKS
(Cost $886,992)		918,379
	Principal Amount	Value

Bank Loan Obligations - 3.3%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (a)(e)	375,000	414,375
INDUSTRIALS - 2.4%
Commercial Services & Supplies - 2.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (a)(e)	1,172,063	1,163,272
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,583,416)		1,577,647
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.93% (f)	378,194	378,270
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	301,054	301,114
TOTAL MONEY MARKET FUNDS
(Cost $679,352)		679,384
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $47,452,068)		48,478,109
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(365,978)
NET ASSETS - 100%		$48,112,131

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,313,321 or 2.7% of net assets.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,777
Fidelity Securities Lending Cash Central Fund	530
Total	$4,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,387,784	$1,387,784	$--	$--
Consumer Staples	3,292,401	3,279,809	12,592	--
Energy	2,150,051	2,150,051	--	--
Financials	2,304,534	2,304,534	--	--
Health Care	1,908,172	1,902,521	5,651	--
Industrials	1,377,676	1,368,774	8,902	--
Information Technology	3,151,815	3,142,254	9,561	--
Materials	2,446,972	2,446,972	--	--
Real Estate	1,549,375	1,549,375	--	--
Telecommunication Services	903,185	903,185	--	--
Utilities	1,338,859	626,516	712,343	--
Corporate Bonds	4,559,973	--	4,559,973	--
U.S. Government and Government Agency Obligations	19,836,086	--	19,836,086	--
Municipal Securities	14,195	--	14,195	--
Bank Loan Obligations	1,577,647	--	1,577,647	--
Money Market Funds	679,384	679,384	--	--
Total Investments in Securities:	$48,478,109	$21,741,159	$26,736,950	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $291,124) — See accompanying schedule: Unaffiliated issuers (cost $46,772,716)	$47,798,725
Fidelity Central Funds (cost $679,352)	679,384
Total Investment in Securities (cost $47,452,068)		$48,478,109
Foreign currency held at value (cost $30)		30
Receivable for investments sold		1,147,172
Receivable for fund shares sold		13,002
Dividends receivable		41,402
Interest receivable		235,970
Distributions receivable from Fidelity Central Funds		709
Receivable from investment adviser for expense reductions		14,752
Other receivables		3,770
Total assets		49,934,916
Liabilities
Payable to custodian bank	$40,952
Payable for investments purchased	1,384,848
Payable for fund shares redeemed	4,002
Distributions payable	5,587
Accrued management fee	22,194
Distribution and service plan fees payable	10,397
Other affiliated payables	6,475
Other payables and accrued expenses	47,230
Collateral on securities loaned	301,100
Total liabilities		1,822,785
Net Assets		$48,112,131
Net Assets consist of:
Paid in capital		$47,487,800
Distributions in excess of net investment income		(79,133)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(322,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,026,045
Net Assets		$48,112,131
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,130,778 ÷ 995,651 shares)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class M:
Net Asset Value and redemption price per share ($7,303,726 ÷ 717,787 shares)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class C:
Net Asset Value and offering price per share ($8,100,708 ÷ 796,620 shares)(a)		$10.17
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($2,213,966 ÷ 217,496 shares)		$10.18
Class I:
Net Asset Value, offering price and redemption price per share ($20,362,953 ÷ 2,000,856 shares)		$10.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$334,546
Interest		469,203
Income from Fidelity Central Funds		4,307
Total income		808,056
Expenses
Management fee	$131,052
Transfer agent fees	29,281
Distribution and service plan fees	62,826
Accounting and security lending fees	11,615
Custodian fees and expenses	31,345
Independent trustees' fees and expenses	102
Registration fees	22,940
Audit	43,606
Legal	36
Miscellaneous	335
Total expenses before reductions	333,138
Expense reductions	(80,516)
Total expenses after reductions		252,622
Net investment income (loss)		555,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,397
Fidelity Central Funds	(37)
Foreign currency transactions	949
Total net realized gain (loss)		48,309
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,092,100)
Fidelity Central Funds	30
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		(1,092,100)
Net gain (loss)		(1,043,791)
Net increase (decrease) in net assets resulting from operations		$(488,357)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$555,434	$1,129,073
Net realized gain (loss)	48,309	(5,879)
Change in net unrealized appreciation (depreciation)	(1,092,100)	1,578,368
Net increase (decrease) in net assets resulting from operations	(488,357)	2,701,562
Distributions to shareholders from net investment income	(582,841)	(979,338)
Distributions to shareholders from net realized gain	–	(316,549)
Distributions to shareholders from tax return of capital	–	(197,409)
Total distributions	(582,841)	(1,493,296)
Share transactions - net increase (decrease)	321,644	3,704,957
Total increase (decrease) in net assets	(749,554)	4,913,223
Net Assets
Beginning of period	48,861,685	43,948,462
End of period	$48,112,131	$48,861,685
Other Information
Distributions in excess of net investment income end of period	$(79,133)	$(51,726)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.133	.243	.438C	.097
Net realized and unrealized gain (loss)	(.236)	.348	.584	(.060)
Total from investment operations	(.103)	.591	1.022	.037
Distributions from net investment income	(.127)	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.042)	–	–
Total distributions	(.127)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.91
Total ReturnD,E,F	(.98)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.38%	1.73%	2.10%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%	1.10%I
Expenses net of all reductions	1.06%I	1.09%	1.10%	1.10%I
Net investment income (loss)	2.62%I	2.38%	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$10,131	$10,443	$9,524	$6,284
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.133	.243	.439C	.097
Net realized and unrealized gain (loss)	(.236)	.348	.583	(.060)
Total from investment operations	(.103)	.591	1.022	.037
Distributions from net investment income	(.127)	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.042)	–	–
Total distributions	(.127)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.91
Total ReturnD,E,F	(.98)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.44%I	1.40%	1.75%	2.11%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%	1.10%I
Expenses net of all reductions	1.06%I	1.09%	1.10%	1.10%I
Net investment income (loss)	2.62%I	2.38%	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,304	$7,511	$7,171	$5,578
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.095	.166	.363C	.074
Net realized and unrealized gain (loss)	(.244)	.351	.583	(.059)
Total from investment operations	(.149)	.517	.946	.015
Distributions from net investment income	(.091)	(.148)	(.363)	(.074)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.030)	–	–
Total distributions	(.091)	(.247)	(.716)	(.105)
Net asset value, end of period	$10.17	$10.41	$10.14	$9.91
Total ReturnD,E,F	(1.43)%	5.18%	9.74%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.19%I	2.14%	2.50%	2.86%I
Expenses net of fee waivers, if any	1.85%I	1.85%	1.85%	1.85%I
Expenses net of all reductions	1.81%I	1.84%	1.85%	1.85%I
Net investment income (loss)	1.87%I	1.63%	3.57%C	2.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,101	$8,683	$7,162	$5,468
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.074
Net realized and unrealized gain (loss)	.180
Total from investment operations	.254
Distributions from net investment income	(.074)
Distributions from net realized gain	–
Total distributions	(.074)
Net asset value, end of period	$10.18
Total ReturnC,D	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G
Expenses net of fee waivers, if any	.85%G
Expenses net of all reductions	.81%G
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,214
Portfolio turnover rateH	437%G

 A For the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.145	.268	.464C	.104
Net realized and unrealized gain (loss)	(.236)	.349	.573	(.050)
Total from investment operations	(.091)	.617	1.037	.054
Distributions from net investment income	(.139)	(.231)	(.464)	(.103)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.047)	–	–
Total distributions	(.139)	(.347)	(.817)	(.134)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.92
Total ReturnD,E	(.86)%	6.20%	10.72%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.10%	1.47%	1.80%H
Expenses net of fee waivers, if any	.85%H	.85%	.85%	.85%H
Expenses net of all reductions	.81%H	.84%	.85%	.85%H
Net investment income (loss)	2.87%H	2.63%	4.57%C	3.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$20,363	$22,224	$20,092	$21,614
Portfolio turnover rateI	437%H	299%	239%	71%J

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,447,788
Gross unrealized depreciation	(878,394)
Net unrealized appreciation (depreciation)	$569,394
Tax cost	$47,908,715

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(210,384)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $75,507,926 and $81,340,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$12,678	$6,982
Class M	-%	.25%	9,156	4,316
Class C	.75%	.25%	40,992	32,008
			$62,826	$43,306

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$422
Class C(a)	1,174
$1,596

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,296.15
Class M	5,933.16
Class C	6,113.15
Fidelity Multi-Asset Income Fund	304.10
Class I	9,635.09
	$29,281

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,378 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $66 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $530. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$16,416
Class M	1.10%	12,499
Class C	1.85%	13,704
Fidelity Multi-Asset Income Fund	.85%	956
Class I	.85%	28,277
		$71,852

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,520 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $144.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$125,756	$211,541
Class M	90,885	151,601
Class C	72,933	113,557
Fidelity Multi-Asset Income Fund	8,347	–
Class I	284,920	502,639
Total	$582,841	$979,338
From net realized gain
Class A	$–	$66,072
Class M	–	49,793
Class C	–	50,566
Class I	–	150,118
Total	$–	$316,549
From tax return of capital
Class A	$–	$42,677
Class M	–	30,572
Class C	–	23,017
Class I	–	101,143
Total	$–	$197,409

 (a) Distributions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018(a)	Year ended December 31, 2017	Six months ended June 30, 2018(a)	Year ended December 31, 2017
Class A
Shares sold	53,240	344,462	$542,604	$3,517,808
Reinvestment of distributions	12,365	30,807	125,711	314,876
Shares redeemed	(73,017)	(311,632)	(737,605)	(3,174,452)
Net increase (decrease)	(7,412)	63,637	$(69,290)	$658,232
Class M
Shares sold	11,654	43,193	$120,670	$440,963
Reinvestment of distributions	8,552	21,990	86,931	224,769
Shares redeemed	(23,829)	(51,024)	(246,484)	(522,294)
Net increase (decrease)	(3,623)	14,159	$(38,883)	$143,438
Class C
Shares sold	13,143	200,547	$134,566	$2,048,191
Reinvestment of distributions	7,107	18,246	72,191	186,420
Shares redeemed	(57,914)	(90,999)	(604,275)	(928,998)
Net increase (decrease)	(37,664)	127,794	$(397,518)	$1,305,613
Fidelity Multi-Asset Income Fund
Shares sold	216,968	–	$2,191,646	$–
Reinvestment of distributions	783	–	7,946	–
Shares redeemed	(255)	–	(2,590)	–
Net increase (decrease)	217,496	–	$2,197,002	$–
Class I
Shares sold	112,603	808,249	$1,168,296	$8,267,924
Reinvestment of distributions	27,185	68,411	276,551	699,228
Shares redeemed	(273,033)	(724,025)	(2,814,514)	(7,369,478)
Net increase (decrease)	(133,245)	152,635	$(1,369,667)	$1,597,674

 (a) Share Transactions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 43% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I and for the period (March 28, 2018 to June 30, 2018) for Fidelity Multi-Asset Income Fund. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018
Class A	1.10%
Actual		$1,000.00	$990.20	$5.43-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class M	1.10%
Actual		$1,000.00	$990.20	$5.43-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class C	1.85%
Actual		$1,000.00	$985.70	$9.11-B
Hypothetical-C		$1,000.00	$1,015.62	$9.25-D
Fidelity Multi-Asset Income Fund	.85%
Actual		$1,000.00	$1,025.20	$2.24-B
Hypothetical-C		$1,000.00	$1,020.58	$4.26-D
Class I	.85%
Actual		$1,000.00	$991.40	$4.20-B
Hypothetical-C		$1,000.00	$1,020.58	$4.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 95/365 (to reflect the period March 28, 2018 to April 30, 2018) for Fidelity Multi-Asset Income Fund.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Boston, MA 02210

www.fidelity.com

AMAI-SANN-0818
1.9865889.102

Fidelity Advisor® Multi-Asset Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	41.2
Lineage Logistics Holdings, LLC.	2.4
California Resources Corp.	2.4
Microsoft Corp.	2.1
Scorpio Tankers, Inc.	2.1
50.2

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Energy	11.2
Consumer Staples	6.9
Information Technology	6.5
Industrials	5.8
Consumer Discretionary	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	41.2%
BBB	1.1%
BB	3.0%
B	2.5%
CCC,CC,C	3.6%
Not Rated	2.7%
Equities	45.3%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Corporate Bonds	9.5%
Municipal Securities	0.1%
U.S. Government and U.S. Government Agency Obligations	41.2%
Bank Loan Obligations	3.3%
Stocks	45.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 7.5%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.5%
	Principal Amount	Value
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
DISH Network Corp. 3.375% 8/15/26	$340,000	$329,323
Liberty Media Corp. 1.375% 10/15/23	290,000	360,751
		690,074
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Scorpio Tankers, Inc. 3% 5/15/22 unit	690,000	699,152
INDUSTRIALS - 0.5%
Electrical Equipment - 0.5%
SolarCity Corp. 1.625% 11/1/19	270,000	251,229

TOTAL CONVERTIBLE BONDS		1,640,455

Nonconvertible Bonds - 6.1%
CONSUMER DISCRETIONARY - 1.1%
Media - 1.1%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	14,083
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,048
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,301
Viacom, Inc. 6.25% 2/28/57 (a)	510,000	489,600
		514,032
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	30,575
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
California Resources Corp. 8% 12/15/22 (b)	655,000	594,413
Denbury Resources, Inc.:
9% 5/15/21 (b)	475,000	502,170
9.25% 3/31/22 (b)	180,000	190,800
Petroleos Mexicanos:
5.625% 1/23/46	260,000	219,440
6.75% 9/21/47	14,000	13,307
Southwestern Energy Co. 7.5% 4/1/26	525,000	543,375
The Williams Companies, Inc. 5.75% 6/24/44	20,000	20,675
		2,084,180
FINANCIALS - 0.2%
Banks - 0.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	31,470
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	29,834
Lazard Group LLC 4.25% 11/14/20	10,000	10,195
Morgan Stanley 5% 11/24/25	30,000	31,089
		71,118
TOTAL FINANCIALS		102,588
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
CVS Health Corp.:
4.1% 3/25/25	5,000	4,973
4.3% 3/25/28	4,000	3,944
4.78% 3/25/38	2,000	1,977
5.05% 3/25/48	3,000	3,030
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,413
		24,337
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	29,867
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,193
		46,060
Real Estate Management & Development - 0.0%
Liberty Property LP 4.75% 10/1/20	20,000	20,548
TOTAL REAL ESTATE		66,608
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc. 7% 3/1/20 (b)	25,000	25,938
UTILITIES - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	38,864
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,396
TOTAL UTILITIES		71,260

TOTAL NONCONVERTIBLE BONDS		2,919,518

TOTAL CORPORATE BONDS
(Cost $4,539,367)		4,559,973

U.S. Government and Government Agency Obligations - 41.2%
U.S. Treasury Inflation-Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	21,279	20,661
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$31,696	$31,139
0.375% 1/15/27	145,208	141,081
0.625% 1/15/26	63,266	62,923

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		255,804

U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
2.25% 8/15/46	311,000	267,557
2.5% 5/15/46	291,000	264,162
2.75% 8/15/47	275,000	262,142
2.75% 11/15/47	276,000	263,073
3% 11/15/45	261,000	261,663
3% 2/15/47	264,000	264,691
3% 5/15/47	263,000	263,483
U.S. Treasury Notes:
1.125% 1/15/19	45,000	44,749
1.125% 8/31/21	100,000	95,387
1.75% 12/31/20	254,000	248,831
2% 12/31/21	249,000	243,427
2.125% 12/31/22	80,000	77,972
2.25% 12/31/23	5,799,000	5,644,959
2.25% 8/15/27	1,972,000	1,876,327
2.25% 11/15/27	1,972,000	1,873,862
2.375% 1/31/23	5,730,000	5,643,155
2.375% 5/15/27	1,948,000	1,875,254
2.75% 2/28/25	110,000	109,588

TOTAL U.S. TREASURY OBLIGATIONS		19,580,282

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $19,850,218)		19,836,086

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,988)	15,000	14,195
	Shares	Value

Common Stocks - 43.4%
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.5%
General Motors Co.	5,700	$224,580
Hotels, Restaurants & Leisure - 0.4%
ARAMARK Holdings Corp.	3,800	140,980
Bluegreen Vacations Corp.	751	17,874
Wyndham Destinations, Inc.	336	14,875
Wyndham Hotels & Resorts, Inc.	336	19,767
		193,496
Media - 1.5%
Comcast Corp. Class A	10,800	354,348
Interpublic Group of Companies, Inc.	326	7,641
The Walt Disney Co.	3,350	351,114
		713,103
Specialty Retail - 0.5%
Lowe's Companies, Inc.	2,685	256,605

TOTAL CONSUMER DISCRETIONARY		1,387,784

CONSUMER STAPLES - 6.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	4,000	272,160
PepsiCo, Inc.	3,675	400,097
		672,257
Food & Staples Retailing - 1.0%
Walmart, Inc.	5,648	483,751
Food Products - 1.9%
ConAgra Foods, Inc.	5,500	196,515
Darling International, Inc. (c)	8,700	172,956
Kellogg Co.	4,400	307,428
McCormick & Co., Inc. (non-vtg.)	25	2,902
The Kraft Heinz Co.	3,690	231,806
		911,607
Household Products - 1.1%
Procter & Gamble Co.	6,823	532,603
Personal Products - 0.0%
Unilever NV (Certificaten Van Aandelen) (Bearer)	226	12,592
Tobacco - 1.4%
Altria Group, Inc.	7,550	428,765
British American Tobacco PLC (United Kingdom)	751	37,960
Imperial Tobacco Group PLC	79	2,942
Philip Morris International, Inc.	2,600	209,924
		679,591

TOTAL CONSUMER STAPLES		3,292,401

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
California Resources Corp. (c)	2,600	118,144
Chesapeake Energy Corp. (c)(d)	35,700	187,068
Chevron Corp.	336	42,480
ConocoPhillips Co.	2,859	199,044
DHT Holdings, Inc.	56,126	263,231
Enterprise Products Partners LP	21,077	583,201
Magellan Midstream Partners LP	2,300	158,884
Plains All American Pipeline LP	7,000	165,480
Scorpio Tankers, Inc.	105,300	295,893
Suncor Energy, Inc.	572	23,278
Whiting Petroleum Corp. (c)	2,150	113,348
		2,150,051
FINANCIALS - 4.3%
Banks - 4.2%
Bank of America Corp.	16,509	465,389
JPMorgan Chase & Co.	5,361	558,616
Regions Financial Corp.	12,874	228,900
SunTrust Banks, Inc.	4,025	265,731
U.S. Bancorp	336	16,807
Wells Fargo & Co.	9,010	499,514
		2,034,957
Insurance - 0.1%
Chubb Ltd.	342	43,441
MetLife, Inc.	461	20,100
		63,541

TOTAL FINANCIALS		2,098,498

HEALTH CARE - 4.0%
Biotechnology - 1.0%
Amgen, Inc.	2,501	461,660
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	1,438	344,487
Health Care Providers & Services - 0.5%
CVS Health Corp.	3,501	225,289
Pharmaceuticals - 1.8%
Allergan PLC	1,550	258,416
AstraZeneca PLC:
(United Kingdom)	40	2,767
sponsored ADR	8,400	294,924
Roche Holding AG:
(participation certificate)	13	2,884
sponsored ADR	11,500	317,745
		876,736

TOTAL HEALTH CARE		1,908,172

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.1%
General Dynamics Corp.	1,152	214,744
United Technologies Corp.	2,675	334,455
		549,199
Air Freight & Logistics - 0.4%
Deutsche Post AG	274	8,902
FedEx Corp.	875	198,678
		207,580
Airlines - 0.4%
Delta Air Lines, Inc.	3,400	168,436
Industrial Conglomerates - 0.6%
General Electric Co.	20,200	274,922
Machinery - 0.0%
Ingersoll-Rand PLC	45	4,038
Road & Rail - 0.4%
Norfolk Southern Corp.	1,150	173,501

TOTAL INDUSTRIALS		1,377,676

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	4,762	204,909
Internet Software & Services - 0.4%
Twitter, Inc. (c)	4,500	196,515
IT Services - 0.0%
Paychex, Inc.	180	12,303
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.	1,505	365,173
Qualcomm, Inc.	6,362	357,035
		722,208
Software - 2.1%
Micro Focus International PLC	551	9,561
Microsoft Corp.	10,288	1,014,500
		1,024,061
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	5,358	991,819

TOTAL INFORMATION TECHNOLOGY		3,151,815

MATERIALS - 5.1%
Chemicals - 3.7%
CF Industries Holdings, Inc.	6,200	275,280
DowDuPont, Inc.	4,848	319,580
LyondellBasell Industries NV Class A	113	12,413
Nutrien Ltd.	11,655	634,059
Sherwin-Williams Co.	695	283,261
The Mosaic Co.	9,200	258,060
		1,782,653
Containers & Packaging - 0.6%
Crown Holdings, Inc. (c)	5,700	255,132
Packaging Corp. of America	50	5,590
		260,722
Metals & Mining - 0.8%
BHP Billiton Ltd. sponsored ADR (d)	3,600	180,036
Randgold Resources Ltd. sponsored ADR	2,900	223,561
		403,597

TOTAL MATERIALS		2,446,972

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	225	32,438
Boston Properties, Inc.	3,800	476,596
Public Storage	1,450	328,947
Simon Property Group, Inc.	4,180	711,394
		1,549,375
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	10,114	508,835
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (c)	6,600	394,350

TOTAL TELECOMMUNICATION SERVICES		903,185

UTILITIES - 1.3%
Electric Utilities - 1.3%
Exelon Corp.	1,338	56,999
PPL Corp.	6,400	182,720
Southern Co.	5,900	273,229
Vistra Energy Corp. (c)	4,800	113,568
		626,516
TOTAL COMMON STOCKS
(Cost $19,898,735)		20,892,445

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.5%
UTILITIES - 1.5%
Electric Utilities - 1.5%
Vistra Energy Corp. 7.00%	7,550	712,343
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Citigroup Capital XIII 7.875%	7,600	206,036
TOTAL PREFERRED STOCKS
(Cost $886,992)		918,379
	Principal Amount	Value

Bank Loan Obligations - 3.3%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (a)(e)	375,000	414,375
INDUSTRIALS - 2.4%
Commercial Services & Supplies - 2.4%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (a)(e)	1,172,063	1,163,272
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,583,416)		1,577,647
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.93% (f)	378,194	378,270
Fidelity Securities Lending Cash Central Fund 1.92% (f)(g)	301,054	301,114
TOTAL MONEY MARKET FUNDS
(Cost $679,352)		679,384
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $47,452,068)		48,478,109
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(365,978)
NET ASSETS - 100%		$48,112,131

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,313,321 or 2.7% of net assets.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,777
Fidelity Securities Lending Cash Central Fund	530
Total	$4,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,387,784	$1,387,784	$--	$--
Consumer Staples	3,292,401	3,279,809	12,592	--
Energy	2,150,051	2,150,051	--	--
Financials	2,304,534	2,304,534	--	--
Health Care	1,908,172	1,902,521	5,651	--
Industrials	1,377,676	1,368,774	8,902	--
Information Technology	3,151,815	3,142,254	9,561	--
Materials	2,446,972	2,446,972	--	--
Real Estate	1,549,375	1,549,375	--	--
Telecommunication Services	903,185	903,185	--	--
Utilities	1,338,859	626,516	712,343	--
Corporate Bonds	4,559,973	--	4,559,973	--
U.S. Government and Government Agency Obligations	19,836,086	--	19,836,086	--
Municipal Securities	14,195	--	14,195	--
Bank Loan Obligations	1,577,647	--	1,577,647	--
Money Market Funds	679,384	679,384	--	--
Total Investments in Securities:	$48,478,109	$21,741,159	$26,736,950	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $291,124) — See accompanying schedule: Unaffiliated issuers (cost $46,772,716)	$47,798,725
Fidelity Central Funds (cost $679,352)	679,384
Total Investment in Securities (cost $47,452,068)		$48,478,109
Foreign currency held at value (cost $30)		30
Receivable for investments sold		1,147,172
Receivable for fund shares sold		13,002
Dividends receivable		41,402
Interest receivable		235,970
Distributions receivable from Fidelity Central Funds		709
Receivable from investment adviser for expense reductions		14,752
Other receivables		3,770
Total assets		49,934,916
Liabilities
Payable to custodian bank	$40,952
Payable for investments purchased	1,384,848
Payable for fund shares redeemed	4,002
Distributions payable	5,587
Accrued management fee	22,194
Distribution and service plan fees payable	10,397
Other affiliated payables	6,475
Other payables and accrued expenses	47,230
Collateral on securities loaned	301,100
Total liabilities		1,822,785
Net Assets		$48,112,131
Net Assets consist of:
Paid in capital		$47,487,800
Distributions in excess of net investment income		(79,133)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(322,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,026,045
Net Assets		$48,112,131
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,130,778 ÷ 995,651 shares)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class M:
Net Asset Value and redemption price per share ($7,303,726 ÷ 717,787 shares)		$10.18
Maximum offering price per share (100/96.00 of $10.18)		$10.60
Class C:
Net Asset Value and offering price per share ($8,100,708 ÷ 796,620 shares)(a)		$10.17
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($2,213,966 ÷ 217,496 shares)		$10.18
Class I:
Net Asset Value, offering price and redemption price per share ($20,362,953 ÷ 2,000,856 shares)		$10.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$334,546
Interest		469,203
Income from Fidelity Central Funds		4,307
Total income		808,056
Expenses
Management fee	$131,052
Transfer agent fees	29,281
Distribution and service plan fees	62,826
Accounting and security lending fees	11,615
Custodian fees and expenses	31,345
Independent trustees' fees and expenses	102
Registration fees	22,940
Audit	43,606
Legal	36
Miscellaneous	335
Total expenses before reductions	333,138
Expense reductions	(80,516)
Total expenses after reductions		252,622
Net investment income (loss)		555,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,397
Fidelity Central Funds	(37)
Foreign currency transactions	949
Total net realized gain (loss)		48,309
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,092,100)
Fidelity Central Funds	30
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		(1,092,100)
Net gain (loss)		(1,043,791)
Net increase (decrease) in net assets resulting from operations		$(488,357)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$555,434	$1,129,073
Net realized gain (loss)	48,309	(5,879)
Change in net unrealized appreciation (depreciation)	(1,092,100)	1,578,368
Net increase (decrease) in net assets resulting from operations	(488,357)	2,701,562
Distributions to shareholders from net investment income	(582,841)	(979,338)
Distributions to shareholders from net realized gain	–	(316,549)
Distributions to shareholders from tax return of capital	–	(197,409)
Total distributions	(582,841)	(1,493,296)
Share transactions - net increase (decrease)	321,644	3,704,957
Total increase (decrease) in net assets	(749,554)	4,913,223
Net Assets
Beginning of period	48,861,685	43,948,462
End of period	$48,112,131	$48,861,685
Other Information
Distributions in excess of net investment income end of period	$(79,133)	$(51,726)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.133	.243	.438C	.097
Net realized and unrealized gain (loss)	(.236)	.348	.584	(.060)
Total from investment operations	(.103)	.591	1.022	.037
Distributions from net investment income	(.127)	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.042)	–	–
Total distributions	(.127)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.91
Total ReturnD,E,F	(.98)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.43%I	1.38%	1.73%	2.10%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%	1.10%I
Expenses net of all reductions	1.06%I	1.09%	1.10%	1.10%I
Net investment income (loss)	2.62%I	2.38%	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$10,131	$10,443	$9,524	$6,284
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.133	.243	.439C	.097
Net realized and unrealized gain (loss)	(.236)	.348	.583	(.060)
Total from investment operations	(.103)	.591	1.022	.037
Distributions from net investment income	(.127)	(.210)	(.439)	(.096)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.042)	–	–
Total distributions	(.127)	(.321)	(.792)	(.127)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.91
Total ReturnD,E,F	(.98)%	5.94%	10.55%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.44%I	1.40%	1.75%	2.11%I
Expenses net of fee waivers, if any	1.10%I	1.10%	1.10%	1.10%I
Expenses net of all reductions	1.06%I	1.09%	1.10%	1.10%I
Net investment income (loss)	2.62%I	2.38%	4.32%C	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,304	$7,511	$7,171	$5,578
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.01%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.095	.166	.363C	.074
Net realized and unrealized gain (loss)	(.244)	.351	.583	(.059)
Total from investment operations	(.149)	.517	.946	.015
Distributions from net investment income	(.091)	(.148)	(.363)	(.074)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.030)	–	–
Total distributions	(.091)	(.247)	(.716)	(.105)
Net asset value, end of period	$10.17	$10.41	$10.14	$9.91
Total ReturnD,E,F	(1.43)%	5.18%	9.74%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.19%I	2.14%	2.50%	2.86%I
Expenses net of fee waivers, if any	1.85%I	1.85%	1.85%	1.85%I
Expenses net of all reductions	1.81%I	1.84%	1.85%	1.85%I
Net investment income (loss)	1.87%I	1.63%	3.57%C	2.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,101	$8,683	$7,162	$5,468
Portfolio turnover rateJ	437%I	299%	239%	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.074
Net realized and unrealized gain (loss)	.180
Total from investment operations	.254
Distributions from net investment income	(.074)
Distributions from net realized gain	–
Total distributions	(.074)
Net asset value, end of period	$10.18
Total ReturnC,D	2.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G
Expenses net of fee waivers, if any	.85%G
Expenses net of all reductions	.81%G
Net investment income (loss)	2.94%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,214
Portfolio turnover rateH	437%G

 A For the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.14	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.145	.268	.464C	.104
Net realized and unrealized gain (loss)	(.236)	.349	.573	(.050)
Total from investment operations	(.091)	.617	1.037	.054
Distributions from net investment income	(.139)	(.231)	(.464)	(.103)
Distributions from net realized gain	–	(.069)	(.353)	(.031)
Tax return of capital	–	(.047)	–	–
Total distributions	(.139)	(.347)	(.817)	(.134)
Net asset value, end of period	$10.18	$10.41	$10.14	$9.92
Total ReturnD,E	(.86)%	6.20%	10.72%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.10%	1.47%	1.80%H
Expenses net of fee waivers, if any	.85%H	.85%	.85%	.85%H
Expenses net of all reductions	.81%H	.84%	.85%	.85%H
Net investment income (loss)	2.87%H	2.63%	4.57%C	3.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$20,363	$22,224	$20,092	$21,614
Portfolio turnover rateI	437%H	299%	239%	71%J

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.031 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.26%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,447,788
Gross unrealized depreciation	(878,394)
Net unrealized appreciation (depreciation)	$569,394
Tax cost	$47,908,715

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(210,384)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $75,507,926 and $81,340,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$12,678	$6,982
Class M	-%	.25%	9,156	4,316
Class C	.75%	.25%	40,992	32,008
			$62,826	$43,306

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$422
Class C(a)	1,174
$1,596

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,296.15
Class M	5,933.16
Class C	6,113.15
Fidelity Multi-Asset Income Fund	304.10
Class I	9,635.09
	$29,281

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,378 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $66 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $530. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$16,416
Class M	1.10%	12,499
Class C	1.85%	13,704
Fidelity Multi-Asset Income Fund	.85%	956
Class I	.85%	28,277
		$71,852

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,520 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $144.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018(a)	Year ended December 31, 2017
From net investment income
Class A	$125,756	$211,541
Class M	90,885	151,601
Class C	72,933	113,557
Fidelity Multi-Asset Income Fund	8,347	–
Class I	284,920	502,639
Total	$582,841	$979,338
From net realized gain
Class A	$–	$66,072
Class M	–	49,793
Class C	–	50,566
Class I	–	150,118
Total	$–	$316,549
From tax return of capital
Class A	$–	$42,677
Class M	–	30,572
Class C	–	23,017
Class I	–	101,143
Total	$–	$197,409

 (a) Distributions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018(a)	Year ended December 31, 2017	Six months ended June 30, 2018(a)	Year ended December 31, 2017
Class A
Shares sold	53,240	344,462	$542,604	$3,517,808
Reinvestment of distributions	12,365	30,807	125,711	314,876
Shares redeemed	(73,017)	(311,632)	(737,605)	(3,174,452)
Net increase (decrease)	(7,412)	63,637	$(69,290)	$658,232
Class M
Shares sold	11,654	43,193	$120,670	$440,963
Reinvestment of distributions	8,552	21,990	86,931	224,769
Shares redeemed	(23,829)	(51,024)	(246,484)	(522,294)
Net increase (decrease)	(3,623)	14,159	$(38,883)	$143,438
Class C
Shares sold	13,143	200,547	$134,566	$2,048,191
Reinvestment of distributions	7,107	18,246	72,191	186,420
Shares redeemed	(57,914)	(90,999)	(604,275)	(928,998)
Net increase (decrease)	(37,664)	127,794	$(397,518)	$1,305,613
Fidelity Multi-Asset Income Fund
Shares sold	216,968	–	$2,191,646	$–
Reinvestment of distributions	783	–	7,946	–
Shares redeemed	(255)	–	(2,590)	–
Net increase (decrease)	217,496	–	$2,197,002	$–
Class I
Shares sold	112,603	808,249	$1,168,296	$8,267,924
Reinvestment of distributions	27,185	68,411	276,551	699,228
Shares redeemed	(273,033)	(724,025)	(2,814,514)	(7,369,478)
Net increase (decrease)	(133,245)	152,635	$(1,369,667)	$1,597,674

 (a) Share Transactions for Fidelity Multi-Asset Income Fund are for the period March 28, 2018 (commencement of sale of shares) to June 30, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 43% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018) for Class A, Class M, Class C and Class I and for the period (March 28, 2018 to June 30, 2018) for Fidelity Multi-Asset Income Fund. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018
Class A	1.10%
Actual		$1,000.00	$990.20	$5.43-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class M	1.10%
Actual		$1,000.00	$990.20	$5.43-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class C	1.85%
Actual		$1,000.00	$985.70	$9.11-B
Hypothetical-C		$1,000.00	$1,015.62	$9.25-D
Fidelity Multi-Asset Income Fund	.85%
Actual		$1,000.00	$1,025.20	$2.24-B
Hypothetical-C		$1,000.00	$1,020.58	$4.26-D
Class I	.85%
Actual		$1,000.00	$991.40	$4.20-B
Hypothetical-C		$1,000.00	$1,020.58	$4.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C and Class I and multiplied by 95/365 (to reflect the period March 28, 2018 to April 30, 2018) for Fidelity Multi-Asset Income Fund.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAI-SANN-0818
1.9887231.100

Fidelity Advisor® Global Credit Fund - Class A, Class M, Class C and Class I Semi-Annual Report June 30, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Global Credit Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United States of America	38.6%
United Kingdom	11.4%
Netherlands	10.9%
France	8.6%
Ireland	4.8%
Mexico	3.3%
Switzerland	2.9%
Germany	2.8%
Canada	2.5%
Other	14.2%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	0.1%
AA	1.4%
A	6.3%
BBB	51.1%
BB and Below	28.3%
Not Rated	10.3%
Equities	0.6%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	81.2%
U.S. Government and Government Agency Obligations	0.1%
Nonconvertible Preferred Stocks	0.6%
Preferred Securities	12.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Futures and Swaps - 10.4%

 ** Foreign Currency Contracts - (45.3)%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.2%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$410,000	$416,765
British Virgin Islands - 1.7%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		350,000	335,888
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		400,000	376,120

TOTAL BRITISH VIRGIN ISLANDS			712,008

Canada - 1.7%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	357,182
4.25% 4/15/27		389,000	374,547

TOTAL CANADA			731,729

Cayman Islands - 0.9%
Banco Do Brasil SA 4.625% 1/15/25 (b)		200,000	184,252
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	175,000	206,444

TOTAL CAYMAN ISLANDS			390,696

Denmark - 1.2%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	300,000	373,112
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	125,000	154,644

TOTAL DENMARK			527,756

France - 6.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	200,000	231,543
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	300,000	347,250
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	227,575
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	600,000	693,934
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	500,000	575,160
2.75% 4/13/23 (Reg. S)	EUR	200,000	245,269
SR Teleperformance SA 1.875% 7/2/25 (Reg. S)	EUR	200,000	231,628

TOTAL FRANCE			2,552,359

Germany - 2.4%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	400,000	446,051
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	200,000	233,130
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	300,000	346,588

TOTAL GERMANY			1,025,769

Ireland - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		350,000	336,306
4.625% 7/1/22		210,000	214,088
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	250,000	289,166
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	350,000	428,188
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		400,000	408,324
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	366,425

TOTAL IRELAND			2,042,497

Italy - 0.9%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	275,000	260,937
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	146,000	138,107

TOTAL ITALY			399,044

Luxembourg - 1.9%
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	100,000	117,364
Blackstone Property Partners Europe LP 1.4% 7/6/22 (Reg. S)	EUR	450,000	525,142
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	135,000	157,651

TOTAL LUXEMBOURG			800,157

Mexico - 3.3%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		150,000	156,750
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	203,520
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	170,000	194,953
3.75% 2/21/24 (Reg. S)	EUR	700,000	828,911

TOTAL MEXICO			1,384,134

Netherlands - 8.9%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	100,000	123,114
4.4% 3/27/28 (Reg. S) (c)		200,000	196,080
Demeter Investments BV:
5.125% 6/1/48 (Reg. S) (c)		454,000	434,792
5.625% 8/15/52 (Reg. S) (c)		200,000	194,969
Deutsche Annington Finance BV:
1.5% 3/22/26	EUR	200,000	231,937
5% 10/2/23 (b)		314,000	320,084
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	200,000	241,717
NN Group NV 4.625% 4/8/44 (Reg. S) (c)	EUR	245,000	307,256
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	300,000	360,588
6.125% 1/17/22		81,000	82,377
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	400,000	427,929
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	400,000	424,002
4.5% 3/1/25	EUR	150,000	179,340
Volkswagen Financial Services AG 0.875% 4/12/23 (Reg. S)	EUR	225,000	260,109

TOTAL NETHERLANDS			3,784,294

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	67,732
Spain - 1.9%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	236,533
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	300,000	347,712
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	200,000	229,879

TOTAL SPAIN			814,124

Sweden - 0.3%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	100,000	117,530
Switzerland - 2.9%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		800,000	850,935
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	307,000	385,356

TOTAL SWITZERLAND			1,236,291

United Kingdom - 4.5%
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	450,000	506,305
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	130,321
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	150,000	176,449
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	300,000	380,071
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	200,000	339,736
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	199,684
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	190,207

TOTAL UNITED KINGDOM			1,922,773

United States of America - 36.7%
Ally Financial, Inc. 4.125% 2/13/22		570,000	559,854
American Airlines, Inc. 3.75% 10/15/25		215,057	206,863
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26		421,000	412,280
Antero Resources Corp. 5% 3/1/25		400,000	398,000
Ares Capital Corp. 4.25% 3/1/25		500,000	480,775
AT&T, Inc. 5.45% 3/1/47		360,000	353,110
Bank of America Corp. 3.95% 4/21/25		215,000	210,495
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		300,000	301,726
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	384,077
Brandywine Operating Partnership LP:
3.95% 2/15/23		41,000	40,793
4.1% 10/1/24		110,000	108,563
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,157
CBRE Group, Inc. 4.875% 3/1/26		140,000	144,823
CEMEX Finance LLC 4.625% 6/15/24	EUR	250,000	306,553
Citigroup, Inc.:
4.3% 11/20/26		82,000	79,987
4.45% 9/29/27		400,000	393,548
5.5% 9/13/25		246,000	261,100
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	377,171
CVS Health Corp.:
3.7% 3/9/23		109,000	107,890
4.1% 3/25/25		88,000	87,518
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	568,630
DDR Corp. 4.7% 6/1/27		400,000	402,699
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	365,109
Discover Financial Services:
3.75% 3/4/25		400,000	381,828
5.2% 4/27/22		150,000	156,412
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		380,000	410,343
Emera U.S. Finance LP 3.55% 6/15/26		400,000	376,496
Exelon Corp. 3.497% 6/1/22 (c)		600,000	593,502
Express Scripts Holding Co. 3.4% 3/1/27		400,000	365,346
Goldman Sachs Group, Inc. 4.25% 10/21/25		227,000	223,602
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	357,898
Michael Kors U.S.A., Inc. 4% 11/1/24 (b)		162,000	158,184
Morgan Stanley:
3.95% 4/23/27		156,000	148,659
4.35% 9/8/26		150,000	148,137
5% 11/24/25		355,000	367,889
NextEra Energy Partners LP 4.25% 9/15/24 (b)		400,000	385,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	405,624
Reynolds American, Inc.:
4.45% 6/12/25		329,000	330,647
7.25% 6/15/37		195,000	243,995
Southern Co. 3.25% 7/1/26		400,000	375,339
Sunoco Logistics Partner Operations LP 4% 10/1/27		400,000	373,654
The Mosaic Co. 4.25% 11/15/23		400,000	402,217
The Williams Companies, Inc. 4.55% 6/24/24		400,000	400,000
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	332,534
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	467,500
Unum Group 4% 3/15/24		555,000	550,484
Voya Financial, Inc. 3.65% 6/15/26		375,000	354,600
Western Gas Partners LP 4% 7/1/22		370,000	365,564
Willis Group North America, Inc. 3.6% 5/15/24		380,000	367,083

TOTAL UNITED STATES OF AMERICA			15,619,258

TOTAL NONCONVERTIBLE BONDS
(Cost $35,888,247)			34,544,916

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bonds 2.5% 2/15/45 (e)		13,000	11,841
U.S. Treasury Notes 1.625% 7/31/20 (f)		27,000	26,492
			38,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,786)			38,333

Foreign Government and Government Agency Obligations - 3.5%
Greece - 0.8%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	$250,000	$289,214
3.5% 1/30/23	EUR	50,000	59,399

TOTAL GREECE			348,613

Indonesia - 1.3%
Indonesian Republic 2.625% 6/14/23	EUR	430,000	522,451
United Kingdom - 1.4%
United Kingdom, Great Britain and Northern Ireland:
4.25% 3/7/36 (e)(f)	GBP	185,000	340,435
4.25% 12/7/49	GBP	125,000	266,270

TOTAL UNITED KINGDOM			606,705

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,457,318)			1,477,769
		Shares	Value

Nonconvertible Preferred Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society 10.25% (g)
(Cost $281,170)		1,350	270,367
		Principal Amount(a)	Value

Preferred Securities - 12.7%
Australia - 0.4%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		200,000	179,291
Belgium - 0.4%
KBC Groep NV 5.625% (c)(h)	EUR	150,000	178,459
Canada - 0.8%
Bank of Nova Scotia 4.65% (c)(h)		350,000	320,307
France - 2.4%
AXA SA:
3.941% (c)(h)	EUR	156,000	192,747
6.463% (Reg. S) (c)(h)		128,000	125,504
BNP Paribas SA 6.75% (Reg. S) (c)(h)		200,000	202,499
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(h)	EUR	300,000	367,744
Danone SA 1.75% (Reg. S) (c)(h)	EUR	100,000	112,238

TOTAL FRANCE			1,000,732

Germany - 0.5%
Deutsche Bank AG 6% (Reg. S) (c)(h)	EUR	200,000	209,081
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	100,000	138,913
Luxembourg - 1.0%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	169,000	186,543
Grand City Properties SA 3.75% (c)(h)	EUR	200,000	241,479

TOTAL LUXEMBOURG			428,022

Netherlands - 2.0%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (h)	EUR	125,000	172,876
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	175,000	202,741
2.7%(Reg. S) (c)(h)	EUR	200,000	231,159
4.625% (Reg. S) (c)(h)	EUR	200,000	232,057

TOTAL NETHERLANDS			838,833

United Kingdom - 4.9%
Aviva PLC 6.125% (c)(h)	GBP	280,000	419,487
Barclays Bank PLC 7.625% 11/21/22		578,000	627,127
Barclays PLC:
6.625% (c)(h)		200,000	200,720
7.875% (Reg. S) (c)(h)	GBP	200,000	280,698
HSBC Holdings PLC 5.25% (c)(h)	EUR	250,000	311,310
Pennon Group PLC 2.875% (Reg. S) (c)(h)	GBP	200,000	263,547

TOTAL UNITED KINGDOM			2,102,889

TOTAL PREFERRED SECURITIES
(Cost $5,606,164)			5,396,527
		Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.93% (i)
(Cost $241,026)		240,978	241,026

Purchased Swaptions - 0.2%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 3.375% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 7,200,000	$61,028
Option with an exercise rate of 3.375% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 1,500,000	12,714
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 800,000	10,794

TOTAL PUT OPTIONS			84,536

TOTAL PURCHASED SWAPTIONS
(Cost $124,158)			84,536
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $43,636,869)			42,053,474
NET OTHER ASSETS (LIABILITIES) - 1.2%			505,692
NET ASSETS - 100%			$42,559,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	2	Sept. 2018	$191,468	$2,828	$2,828
TME 10 Year Canadian Note Contracts (Canada)	5	Sept. 2018	519,948	5,717	5,717
TOTAL BOND INDEX CONTRACTS					8,545
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sept. 2018	2,541,938	(9,399)	(9,399)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2018	1,160,000	36,420	36,420
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Sept. 2018	3,191,250	117,300	117,300
TOTAL TREASURY CONTRACTS					144,321

TOTAL PURCHASED					152,866

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	27	Sept. 2018	4,167,399	(12,894)	(12,894)
Eurex Euro-Bund Contracts (Germany)	13	Sept. 2018	2,467,737	(32,013)	(32,013)
TOTAL BOND INDEX CONTRACTS					(44,907)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	Sept. 2018	2,403,750	(33,948)	(33,948)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Sept. 2018	1,931,492	(9,964)	(9,964)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2018	128,234	(2,572)	(2,572)
TOTAL TREASURY CONTRACTS					(46,484)

TOTAL SOLD					(91,391)

TOTAL FUTURES CONTRACTS					$61,475

The notional amount of futures purchased as a percentage of Net Assets is 17.9%

The notional amount of futures sold as a percentage of Net Assets is 26.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $17,840,068.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	54,000	USD	62,918	State Street Bank and Trust Co.	7/3/18	$144
USD	233,111	GBP	177,000	Citibank, N.A.	7/3/18	(485)
CAD	42,000	USD	32,485	Goldman Sachs Bank USA	8/16/18	(512)
EUR	26,000	USD	30,865	BNP Paribas SA	8/16/18	(400)
EUR	4,000	USD	4,690	BNP Paribas SA	8/16/18	(3)
EUR	18,000	USD	20,890	Brown Brothers Harriman & Co.	8/16/18	202
EUR	110,000	USD	130,243	Canadian Imperial Bank of Commerce	8/16/18	(1,353)
EUR	115,000	USD	136,374	Citibank, N.A.	8/16/18	(1,626)
EUR	22,000	USD	26,076	Citibank, N.A.	8/16/18	(298)
EUR	109,000	USD	127,261	Citibank, N.A.	8/16/18	457
EUR	48,000	USD	56,232	Goldman Sachs Bank USA	8/16/18	11
EUR	37,000	USD	43,791	HSBC Bank USA	8/16/18	(438)
EUR	250,000	USD	297,238	JPMorgan Chase Bank, N.A.	8/16/18	(4,307)
EUR	46,000	USD	53,483	JPMorgan Chase Bank, N.A.	8/16/18	416
GBP	21,000	USD	28,199	Canadian Imperial Bank of Commerce	8/16/18	(427)
GBP	191,000	USD	252,038	Citibank, N.A.	8/16/18	549
GBP	281,000	USD	378,864	Goldman Sachs Bank USA	8/16/18	(7,257)
GBP	109,000	USD	145,350	Goldman Sachs Bank USA	8/16/18	(1,203)
GBP	49,000	USD	66,005	JPMorgan Chase Bank, N.A.	8/16/18	(1,205)
GBP	47,000	USD	62,555	JPMorgan Chase Bank, N.A.	8/16/18	(400)
GBP	47,000	USD	62,791	State Street Bank and Trust Co.	8/16/18	(636)
USD	17,949	AUD	24,000	State Street Bank and Trust Co.	8/16/18	185
USD	34,225	CAD	44,000	JPMorgan Chase Bank, N.A.	8/16/18	730
USD	17,967	CAD	23,000	JPMorgan Chase Bank, N.A.	8/16/18	458
USD	270,887	EUR	231,000	BNP Paribas SA	8/16/18	219
USD	40,015	EUR	34,000	Citibank, N.A.	8/16/18	176
USD	73,946	EUR	63,000	Citibank, N.A.	8/16/18	128
USD	134,084	EUR	113,000	Goldman Sachs Bank USA	8/16/18	1,679
USD	648,232	EUR	549,000	Goldman Sachs Bank USA	8/16/18	4,955
USD	55,336	EUR	47,000	Goldman Sachs Bank USA	8/16/18	265
USD	15,091,000	EUR	12,651,807	JPMorgan Chase Bank, N.A.	8/16/18	266,569
USD	296,446	EUR	250,000	JPMorgan Chase Bank, N.A.	8/16/18	3,514
USD	129,233	EUR	110,000	State Street Bank and Trust Co.	8/16/18	344
USD	65,458	EUR	56,000	State Street Bank and Trust Co.	8/16/18	(158)
USD	74,426	GBP	55,000	Citibank, N.A.	8/16/18	1,691
USD	4,448,000	GBP	3,285,989	JPMorgan Chase Bank, N.A.	8/16/18	102,460
USD	30,814	GBP	23,000	State Street Bank and Trust Co.	8/16/18	397
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$364,841
					Unrealized Appreciation	385,549
					Unrealized Depreciation	(20,708)

For the period, the average contract value for forward foreign currency contracts in the aggregate was $25,061,976. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(7,704)	$0	$(7,704)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(10,413)	8,776	(1,637)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(8,519)	11,400	2,881
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 521,000	3,204	0	3,204
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(8,633)	(33,454)	(42,087)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 100,000	(372)	1,088	716
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 100,000	(372)	941	569
TOTAL BUY PROTECTION							(32,809)	(11,249)	(44,058)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	12,629	0	12,629
BNP Paribas	Baa2	Jun. 2023	Credit Suisse International	1%	Quarterly	EUR 200,000	(5,966)	5,625	(341)
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 250,000	(31,900)	28,750	(3,150)
TOTAL SELL PROTECTION							(25,237)	34,375	9,138

TOTAL CREDIT DEFAULT SWAPS							$(58,046)	$23,126	$(34,920)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 1,288,000	$2,174	$0	$2,174
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 996,000	7,192	0	7,192
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 101,000	1,027	0	1,027

TOTAL INTEREST RATE SWAPS							$10,393	$0	$10,393

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $8,004,707.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,199 or 6.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,322.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $142,812.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $6,422,331.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,048
Total	$6,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$270,367	$--	$270,367	$--
Corporate Bonds	34,544,916	--	34,544,916	--
U.S. Government and Government Agency Obligations	38,333	--	38,333	--
Foreign Government and Government Agency Obligations	1,477,769	--	1,477,769	--
Preferred Securities	5,396,527	--	5,396,527	--
Money Market Funds	241,026	241,026	--	--
Purchased Swaptions	84,536	--	84,536	--
Total Investments in Securities:	$42,053,474	$241,026	$41,812,448	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$385,549	$--	$385,549	$--
Futures Contracts	162,265	162,265	--	--
Swaps	26,226	--	26,226	--
Total Assets	$574,040	$162,265	$411,775	$--
Liabilities
Forward Foreign Currency Contracts	$(20,708)	$--	$(20,708)	$--
Futures Contracts	(100,790)	(100,790)	--	--
Swaps	(73,879)	--	(73,879)	--
Total Liabilities	$(195,377)	$(100,790)	$(94,587)	$--
Total Derivative Instruments:	$378,663	$61,475	$317,188	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$84,536	$0
Swaps(b)	15,833	(73,879)
Total Credit Risk	100,369	(73,879)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	385,549	(20,708)
Total Foreign Exchange Risk	385,549	(20,708)
Interest Rate Risk
Futures Contracts(d)	162,265	(100,790)
Swaps(b)	10,393	0
Total Interest Rate Risk	172,658	(100,790)
Total Value of Derivatives	$658,576	$(195,377)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$374,147	$(5,912)	$368,235	$--	$--
BNP Paribas SA	64,451	(8,922)	--	--	55,529
Citibank, N.A.	15,715	(13,194)	--	--	2,521
Centrally Cleared OTC Swaps	23,022	(7,704)	--	--	15,318
Goldman Sachs Bank USA	17,704	(49,505)	--	--	(31,801)
State Street Bank and Trust Co.	1,070	(794)	--	--	276
Brown Brothers Harriman & Co.	202	--	--	--	202
Canadian Imperial Bank of Commerce	--	(1,780)	--	--	(1,780)
Credit Suisse International	--	(6,338)	--	--	(6,338)
HSBC Bank USA	--	(438)	--	--	(438)
Exchange Traded Futures	162,265	(100,790)	--	--	61,475
Total	$658,576	$(195,377)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,395,842)	$41,812,448
Fidelity Central Funds (cost $241,026)	241,026
Total Investment in Securities (cost $43,636,868)		$42,053,474
Cash		29
Foreign currency held at value (cost $161,434)		161,531
Receivable for investments sold		1,096,669
Unrealized appreciation on forward foreign currency contracts		385,549
Receivable for fund shares sold		99,290
Dividends receivable		549
Interest receivable		427,148
Distributions receivable from Fidelity Central Funds		811
Receivable for daily variation margin on centrally cleared OTC swaps		3,412
Bi-lateral OTC swaps, at value		3,204
Receivable from investment adviser for expense reductions		11,833
Total assets		44,243,499
Liabilities
Payable for investments purchased	$1,487,630
Unrealized depreciation on forward foreign currency contracts	20,708
Payable for fund shares redeemed	24,254
Bi-lateral OTC swaps, at value	66,175
Accrued management fee	19,727
Distribution and service plan fees payable	3,225
Payable for daily variation margin on futures contracts	4,624
Other affiliated payables	6,921
Other payables and accrued expenses	51,069
Total liabilities		1,684,333
Net Assets		$42,559,166
Net Assets consist of:
Paid in capital		$45,138,131
Undistributed net investment income		542,062
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,940,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,180,482)
Net Assets		$42,559,166
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,062,829 ÷ 456,887 shares)		$8.89
Maximum offering price per share (100/96.00 of $8.89)		$9.26
Class M:
Net Asset Value and redemption price per share ($1,932,531 ÷ 217,389 shares)		$8.89
Maximum offering price per share (100/96.00 of $8.89)		$9.26
Class C:
Net Asset Value and offering price per share ($2,362,995 ÷ 266,680 shares)(a)		$8.86
Global Credit:
Net Asset Value, offering price and redemption price per share ($32,896,593 ÷ 3,696,718 shares)		$8.90
Class I:
Net Asset Value, offering price and redemption price per share ($1,304,218 ÷ 146,590 shares)		$8.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$176,741
Interest		542,000
Income from Fidelity Central Funds		6,048
Income before foreign taxes withheld		724,789
Less foreign taxes withheld		(876)
Total income		723,913
Expenses
Management fee	$119,423
Transfer agent fees	31,186
Distribution and service plan fees	19,975
Accounting fees and expenses	11,133
Custodian fees and expenses	2,719
Independent trustees' fees and expenses	92
Registration fees	70,248
Audit	53,284
Legal	721
Miscellaneous	378
Total expenses before reductions	309,159
Expense reductions	(128,003)
Total expenses after reductions		181,156
Net investment income (loss)		542,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,258
Forward foreign currency contracts	(147,982)
Foreign currency transactions	(48,943)
Futures contracts	(260,723)
Swaps	(20,988)
Total net realized gain (loss)		185,622
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,782,415)
Forward foreign currency contracts	813,620
Assets and liabilities in foreign currencies	(11,187)
Futures contracts	32,702
Swaps	59,298
Total change in net unrealized appreciation (depreciation)		(1,887,982)
Net gain (loss)		(1,702,360)
Net increase (decrease) in net assets resulting from operations		$(1,159,603)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$542,757	$800,205
Net realized gain (loss)	185,622	(657,493)
Change in net unrealized appreciation (depreciation)	(1,887,982)	4,009,932
Net increase (decrease) in net assets resulting from operations	(1,159,603)	4,152,644
Distributions to shareholders from net investment income	(237,031)	–
Distributions to shareholders from tax return of capital	–	(837,639)
Total distributions	(237,031)	(837,639)
Share transactions - net increase (decrease)	1,107,565	(15,505,190)
Total increase (decrease) in net assets	(289,069)	(12,190,185)
Net Assets
Beginning of period	42,848,235	55,038,420
End of period	$42,559,166	$42,848,235
Other Information
Undistributed net investment income end of period	$542,062	$236,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.107	.141	.156	.205	.199	.172
Net realized and unrealized gain (loss)	(.360)	.596	.055	(.692)	(.187)	(.553)
Total from investment operations	(.253)	.737	.211	(.487)	.012	(.381)
Distributions from net investment income	(.047)	–	(.175)	–	(.006)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.157)	(.006)	(.213)	(.186)	(.197)
Total distributions	(.047)	(.157)	(.281)	(.213)	(.192)	(.199)
Net asset value, end of period	$8.89	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C,D	(2.76)%	8.60%	2.39%	(5.24)%	.08%	(3.76)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.65%G	1.63%	1.52%	1.46%	1.44%	1.30%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.37%G	1.56%	1.72%	2.26%	2.05%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,063	$4,320	$4,667	$4,781	$4,770	$3,965
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.107	.141	.156	.204	.199	.172
Net realized and unrealized gain (loss)	(.360)	.596	.058	(.691)	(.187)	(.553)
Total from investment operations	(.253)	.737	.214	(.487)	.012	(.381)
Distributions from net investment income	(.047)	–	(.178)	–	(.006)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.157)	(.006)	(.213)	(.186)	(.197)
Total distributions	(.047)	(.157)	(.284)	(.213)	(.192)	(.199)
Net asset value, end of period	$8.89	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C,D	(2.76)%	8.60%	2.42%	(5.24)%	.08%	(3.76)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%G	1.70%	1.55%	1.48%	1.46%	1.30%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.37%G	1.56%	1.72%	2.26%	2.05%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,933	$2,150	$2,874	$3,037	$3,012	$2,943
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.17	$8.60	$8.67	$9.37	$9.55	$10.14
Income from Investment Operations
Net investment income (loss)A	.073	.073	.088	.137	.126	.099
Net realized and unrealized gain (loss)	(.352)	.589	.056	(.690)	(.185)	(.558)
Total from investment operations	(.279)	.662	.144	(.553)	(.059)	(.459)
Distributions from net investment income	(.031)	–	(.110)	–	(.004)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.092)	(.004)	(.147)	(.117)	(.129)
Total distributions	(.031)	(.092)	(.214)	(.147)	(.121)	(.131)
Net asset value, end of period	$8.86	$9.17	$8.60	$8.67	$9.37	$9.55
Total ReturnB,C,D	(3.05)%	7.71%	1.64%	(5.94)%	(.65)%	(4.53)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.46%G	2.44%	2.30%	2.25%	2.22%	2.08%
Expenses net of fee waivers, if any	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.62%G	.82%	.97%	1.51%	1.30%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,363	$2,552	$3,514	$3,541	$4,340	$3,579
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.118	.164	.179	.227	.223	.199
Net realized and unrealized gain (loss)	(.356)	.598	.055	(.691)	(.188)	(.556)
Total from investment operations	(.238)	.762	.234	(.464)	.035	(.357)
Distributions from net investment income	(.052)	–	(.197)	–	(.007)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.182)	(.007)	(.236)	(.208)	(.221)
Total distributions	(.052)	(.182)	(.304)	(.236)	(.215)	(.223)
Net asset value, end of period	$8.90	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C	(2.60)%	8.90%	2.65%	(5.00)%	.32%	(3.53)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.33%F	1.30%	1.14%	1.09%	1.09%	.99%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.62%F	1.82%	1.97%	2.51%	2.30%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$32,897	$32,493	$41,569	$44,497	$46,242	$45,300
Portfolio turnover rateG	85%F	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.118	.163	.179	.226	.223	.196
Net realized and unrealized gain (loss)	(.356)	.599	.055	(.690)	(.188)	(.553)
Total from investment operations	(.238)	.762	.234	(.464)	.035	(.357)
Distributions from net investment income	(.052)	–	(.197)	–	(.007)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.182)	(.007)	(.236)	(.208)	(.221)
Total distributions	(.052)	(.182)	(.304)	(.236)	(.215)	(.223)
Net asset value, end of period	$8.90	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C	(2.60)%	8.90%	2.65%	(5.00)%	.32%	(3.53)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.30%F	1.30%	1.16%	1.14%	1.15%	1.02%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.62%F	1.81%	1.97%	2.51%	2.30%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,304	$1,333	$2,415	$2,932	$2,718	$2,646
Portfolio turnover rateG	85%F	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

For the period ended December 31, 2017, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$882,676
Gross unrealized depreciation	(2,053,944)
Net unrealized appreciation (depreciation)	$(1,171,268)
Tax cost	$43,626,531

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Long-term	$(823,817)

The Fund elected to defer to its next fiscal year approximately $219,470 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(22,422)	$(2,992)
Swaps	(63,610)	48,905
Total Credit Risk	(86,032)	45,913
Foreign Exchange Risk
Forward Foreign Currency Contracts	(147,982)	813,620
Total Foreign Exchange Risk	(147,982)	813,620
Interest Rate Risk
Futures Contracts	(260,723)	32,702
Swaps	42,622	10,393
Total Interest Rate Risk	(218,101)	43,095
Totals	$(452,115)	$902,628

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $20,161,763 and $16,913,136, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,266	$1,016
Class M	-%	.25%	2,520	815
Class C	.75%	.25%	12,189	4,016
			$19,975	$5,847

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$404
Class M	36
Class C(a)	70
$510

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,055.19
Class M	2,726.27
Class C	3,098.25
Global Credit	20,639.13
Class I	668.10
	$31,186

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$13,577
Class M	1.00%	7,290
Class C	1.75%	8,598
Global Credit	.75%	94,807
Class I	.75%	3,598
		$127,870

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $126.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$22,414	$–
Class M	10,420	–
Class C	8,426	–
Global Credit	188,371	–
Class I	7,400	–
Total	$237,031	$–
Tax Return of Capital
Class A	$–	$74,896
Class M	–	39,291
Class C	–	26,210
Global Credit	–	665,464
Class I	–	31,778
Total	$–	$837,639

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	31,293	149,339	$282,447	$1,341,858
Reinvestment of distributions	2,474	8,197	22,239	74,196
Shares redeemed	(46,931)	(229,587)	(422,394)	(2,074,804)
Net increase (decrease)	(13,164)	(72,051)	$(117,708)	$(658,750)
Class M
Shares sold	10,507	60,629	$95,041	$544,167
Reinvestment of distributions	1,159	4,348	10,420	39,291
Shares redeemed	(28,386)	(164,803)	(256,351)	(1,490,754)
Net increase (decrease)	(16,720)	(99,826)	$(150,890)	$(907,296)
Class C
Shares sold	18,054	75,484	$162,230	$680,909
Reinvestment of distributions	938	2,887	8,411	26,157
Shares redeemed	(30,471)	(208,894)	(273,834)	(1,874,033)
Net increase (decrease)	(11,479)	(130,523)	$(103,193)	$(1,166,967)
Global Credit
Shares sold	713,563	1,708,249	$6,450,758	$15,464,079
Reinvestment of distributions	20,512	71,889	184,403	649,903
Shares redeemed	(573,324)	(3,071,716)	(5,169,140)	(27,663,296)
Net increase (decrease)	160,751	(1,291,578)	$1,466,021	$(11,549,314)
Class I
Shares sold	18,185	32,960	$163,537	$293,907
Reinvestment of distributions	739	3,157	6,639	28,458
Shares redeemed	(17,458)	(171,471)	(156,841)	(1,545,228)
Net increase (decrease)	1,466	(135,354)	$13,335	$(1,222,863)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	1.00%
Actual		$1,000.00	$972.40	$4.89
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$972.40	$4.89
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$969.50	$8.55
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$974.00	$3.67
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$974.00	$3.67
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGLB-SANN-0818
1.939042.106

Fidelity® Global Credit Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United States of America	38.6%
United Kingdom	11.4%
Netherlands	10.9%
France	8.6%
Ireland	4.8%
Mexico	3.3%
Switzerland	2.9%
Germany	2.8%
Canada	2.5%
Other	14.2%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	0.1%
AA	1.4%
A	6.3%
BBB	51.1%
BB and Below	28.3%
Not Rated	10.3%
Equities	0.6%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	81.2%
U.S. Government and Government Agency Obligations	0.1%
Nonconvertible Preferred Stocks	0.6%
Preferred Securities	12.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Futures and Swaps - 10.4%

 ** Foreign Currency Contracts - (45.3)%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.2%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$410,000	$416,765
British Virgin Islands - 1.7%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		350,000	335,888
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		400,000	376,120

TOTAL BRITISH VIRGIN ISLANDS			712,008

Canada - 1.7%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	357,182
4.25% 4/15/27		389,000	374,547

TOTAL CANADA			731,729

Cayman Islands - 0.9%
Banco Do Brasil SA 4.625% 1/15/25 (b)		200,000	184,252
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	175,000	206,444

TOTAL CAYMAN ISLANDS			390,696

Denmark - 1.2%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	300,000	373,112
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	125,000	154,644

TOTAL DENMARK			527,756

France - 6.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	200,000	231,543
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	300,000	347,250
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	227,575
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	600,000	693,934
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	500,000	575,160
2.75% 4/13/23 (Reg. S)	EUR	200,000	245,269
SR Teleperformance SA 1.875% 7/2/25 (Reg. S)	EUR	200,000	231,628

TOTAL FRANCE			2,552,359

Germany - 2.4%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	400,000	446,051
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	200,000	233,130
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	300,000	346,588

TOTAL GERMANY			1,025,769

Ireland - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23		350,000	336,306
4.625% 7/1/22		210,000	214,088
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	250,000	289,166
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	350,000	428,188
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		400,000	408,324
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	366,425

TOTAL IRELAND			2,042,497

Italy - 0.9%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	275,000	260,937
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	146,000	138,107

TOTAL ITALY			399,044

Luxembourg - 1.9%
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	100,000	117,364
Blackstone Property Partners Europe LP 1.4% 7/6/22 (Reg. S)	EUR	450,000	525,142
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	135,000	157,651

TOTAL LUXEMBOURG			800,157

Mexico - 3.3%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		150,000	156,750
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	203,520
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	170,000	194,953
3.75% 2/21/24 (Reg. S)	EUR	700,000	828,911

TOTAL MEXICO			1,384,134

Netherlands - 8.9%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	100,000	123,114
4.4% 3/27/28 (Reg. S) (c)		200,000	196,080
Demeter Investments BV:
5.125% 6/1/48 (Reg. S) (c)		454,000	434,792
5.625% 8/15/52 (Reg. S) (c)		200,000	194,969
Deutsche Annington Finance BV:
1.5% 3/22/26	EUR	200,000	231,937
5% 10/2/23 (b)		314,000	320,084
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	200,000	241,717
NN Group NV 4.625% 4/8/44 (Reg. S) (c)	EUR	245,000	307,256
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	300,000	360,588
6.125% 1/17/22		81,000	82,377
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	400,000	427,929
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	400,000	424,002
4.5% 3/1/25	EUR	150,000	179,340
Volkswagen Financial Services AG 0.875% 4/12/23 (Reg. S)	EUR	225,000	260,109

TOTAL NETHERLANDS			3,784,294

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	67,732
Spain - 1.9%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	236,533
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	300,000	347,712
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	200,000	229,879

TOTAL SPAIN			814,124

Sweden - 0.3%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	100,000	117,530
Switzerland - 2.9%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		800,000	850,935
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	307,000	385,356

TOTAL SWITZERLAND			1,236,291

United Kingdom - 4.5%
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	450,000	506,305
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	130,321
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	150,000	176,449
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	300,000	380,071
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	200,000	339,736
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	199,684
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	190,207

TOTAL UNITED KINGDOM			1,922,773

United States of America - 36.7%
Ally Financial, Inc. 4.125% 2/13/22		570,000	559,854
American Airlines, Inc. 3.75% 10/15/25		215,057	206,863
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26		421,000	412,280
Antero Resources Corp. 5% 3/1/25		400,000	398,000
Ares Capital Corp. 4.25% 3/1/25		500,000	480,775
AT&T, Inc. 5.45% 3/1/47		360,000	353,110
Bank of America Corp. 3.95% 4/21/25		215,000	210,495
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		300,000	301,726
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	384,077
Brandywine Operating Partnership LP:
3.95% 2/15/23		41,000	40,793
4.1% 10/1/24		110,000	108,563
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	25,157
CBRE Group, Inc. 4.875% 3/1/26		140,000	144,823
CEMEX Finance LLC 4.625% 6/15/24	EUR	250,000	306,553
Citigroup, Inc.:
4.3% 11/20/26		82,000	79,987
4.45% 9/29/27		400,000	393,548
5.5% 9/13/25		246,000	261,100
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	377,171
CVS Health Corp.:
3.7% 3/9/23		109,000	107,890
4.1% 3/25/25		88,000	87,518
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	568,630
DDR Corp. 4.7% 6/1/27		400,000	402,699
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	365,109
Discover Financial Services:
3.75% 3/4/25		400,000	381,828
5.2% 4/27/22		150,000	156,412
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		380,000	410,343
Emera U.S. Finance LP 3.55% 6/15/26		400,000	376,496
Exelon Corp. 3.497% 6/1/22 (c)		600,000	593,502
Express Scripts Holding Co. 3.4% 3/1/27		400,000	365,346
Goldman Sachs Group, Inc. 4.25% 10/21/25		227,000	223,602
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	357,898
Michael Kors U.S.A., Inc. 4% 11/1/24 (b)		162,000	158,184
Morgan Stanley:
3.95% 4/23/27		156,000	148,659
4.35% 9/8/26		150,000	148,137
5% 11/24/25		355,000	367,889
NextEra Energy Partners LP 4.25% 9/15/24 (b)		400,000	385,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	405,624
Reynolds American, Inc.:
4.45% 6/12/25		329,000	330,647
7.25% 6/15/37		195,000	243,995
Southern Co. 3.25% 7/1/26		400,000	375,339
Sunoco Logistics Partner Operations LP 4% 10/1/27		400,000	373,654
The Mosaic Co. 4.25% 11/15/23		400,000	402,217
The Williams Companies, Inc. 4.55% 6/24/24		400,000	400,000
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	332,534
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	467,500
Unum Group 4% 3/15/24		555,000	550,484
Voya Financial, Inc. 3.65% 6/15/26		375,000	354,600
Western Gas Partners LP 4% 7/1/22		370,000	365,564
Willis Group North America, Inc. 3.6% 5/15/24		380,000	367,083

TOTAL UNITED STATES OF AMERICA			15,619,258

TOTAL NONCONVERTIBLE BONDS
(Cost $35,888,247)			34,544,916

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bonds 2.5% 2/15/45 (e)		13,000	11,841
U.S. Treasury Notes 1.625% 7/31/20 (f)		27,000	26,492
			38,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,786)			38,333

Foreign Government and Government Agency Obligations - 3.5%
Greece - 0.8%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	$250,000	$289,214
3.5% 1/30/23	EUR	50,000	59,399

TOTAL GREECE			348,613

Indonesia - 1.3%
Indonesian Republic 2.625% 6/14/23	EUR	430,000	522,451
United Kingdom - 1.4%
United Kingdom, Great Britain and Northern Ireland:
4.25% 3/7/36 (e)(f)	GBP	185,000	340,435
4.25% 12/7/49	GBP	125,000	266,270

TOTAL UNITED KINGDOM			606,705

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,457,318)			1,477,769
		Shares	Value

Nonconvertible Preferred Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society 10.25% (g)
(Cost $281,170)		1,350	270,367
		Principal Amount(a)	Value

Preferred Securities - 12.7%
Australia - 0.4%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		200,000	179,291
Belgium - 0.4%
KBC Groep NV 5.625% (c)(h)	EUR	150,000	178,459
Canada - 0.8%
Bank of Nova Scotia 4.65% (c)(h)		350,000	320,307
France - 2.4%
AXA SA:
3.941% (c)(h)	EUR	156,000	192,747
6.463% (Reg. S) (c)(h)		128,000	125,504
BNP Paribas SA 6.75% (Reg. S) (c)(h)		200,000	202,499
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(h)	EUR	300,000	367,744
Danone SA 1.75% (Reg. S) (c)(h)	EUR	100,000	112,238

TOTAL FRANCE			1,000,732

Germany - 0.5%
Deutsche Bank AG 6% (Reg. S) (c)(h)	EUR	200,000	209,081
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	100,000	138,913
Luxembourg - 1.0%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	169,000	186,543
Grand City Properties SA 3.75% (c)(h)	EUR	200,000	241,479

TOTAL LUXEMBOURG			428,022

Netherlands - 2.0%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (h)	EUR	125,000	172,876
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	175,000	202,741
2.7%(Reg. S) (c)(h)	EUR	200,000	231,159
4.625% (Reg. S) (c)(h)	EUR	200,000	232,057

TOTAL NETHERLANDS			838,833

United Kingdom - 4.9%
Aviva PLC 6.125% (c)(h)	GBP	280,000	419,487
Barclays Bank PLC 7.625% 11/21/22		578,000	627,127
Barclays PLC:
6.625% (c)(h)		200,000	200,720
7.875% (Reg. S) (c)(h)	GBP	200,000	280,698
HSBC Holdings PLC 5.25% (c)(h)	EUR	250,000	311,310
Pennon Group PLC 2.875% (Reg. S) (c)(h)	GBP	200,000	263,547

TOTAL UNITED KINGDOM			2,102,889

TOTAL PREFERRED SECURITIES
(Cost $5,606,164)			5,396,527
		Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.93% (i)
(Cost $241,026)		240,978	241,026

Purchased Swaptions - 0.2%(j)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 3.375% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 7,200,000	$61,028
Option with an exercise rate of 3.375% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 1,500,000	12,714
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 800,000	10,794

TOTAL PUT OPTIONS			84,536

TOTAL PURCHASED SWAPTIONS
(Cost $124,158)			84,536
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $43,636,869)			42,053,474
NET OTHER ASSETS (LIABILITIES) - 1.2%			505,692
NET ASSETS - 100%			$42,559,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	2	Sept. 2018	$191,468	$2,828	$2,828
TME 10 Year Canadian Note Contracts (Canada)	5	Sept. 2018	519,948	5,717	5,717
TOTAL BOND INDEX CONTRACTS					8,545
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sept. 2018	2,541,938	(9,399)	(9,399)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2018	1,160,000	36,420	36,420
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Sept. 2018	3,191,250	117,300	117,300
TOTAL TREASURY CONTRACTS					144,321

TOTAL PURCHASED					152,866

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	27	Sept. 2018	4,167,399	(12,894)	(12,894)
Eurex Euro-Bund Contracts (Germany)	13	Sept. 2018	2,467,737	(32,013)	(32,013)
TOTAL BOND INDEX CONTRACTS					(44,907)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	Sept. 2018	2,403,750	(33,948)	(33,948)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Sept. 2018	1,931,492	(9,964)	(9,964)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1	Sept. 2018	128,234	(2,572)	(2,572)
TOTAL TREASURY CONTRACTS					(46,484)

TOTAL SOLD					(91,391)

TOTAL FUTURES CONTRACTS					$61,475

The notional amount of futures purchased as a percentage of Net Assets is 17.9%

The notional amount of futures sold as a percentage of Net Assets is 26.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $17,840,068.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	54,000	USD	62,918	State Street Bank and Trust Co.	7/3/18	$144
USD	233,111	GBP	177,000	Citibank, N.A.	7/3/18	(485)
CAD	42,000	USD	32,485	Goldman Sachs Bank USA	8/16/18	(512)
EUR	26,000	USD	30,865	BNP Paribas SA	8/16/18	(400)
EUR	4,000	USD	4,690	BNP Paribas SA	8/16/18	(3)
EUR	18,000	USD	20,890	Brown Brothers Harriman & Co.	8/16/18	202
EUR	110,000	USD	130,243	Canadian Imperial Bank of Commerce	8/16/18	(1,353)
EUR	115,000	USD	136,374	Citibank, N.A.	8/16/18	(1,626)
EUR	22,000	USD	26,076	Citibank, N.A.	8/16/18	(298)
EUR	109,000	USD	127,261	Citibank, N.A.	8/16/18	457
EUR	48,000	USD	56,232	Goldman Sachs Bank USA	8/16/18	11
EUR	37,000	USD	43,791	HSBC Bank USA	8/16/18	(438)
EUR	250,000	USD	297,238	JPMorgan Chase Bank, N.A.	8/16/18	(4,307)
EUR	46,000	USD	53,483	JPMorgan Chase Bank, N.A.	8/16/18	416
GBP	21,000	USD	28,199	Canadian Imperial Bank of Commerce	8/16/18	(427)
GBP	191,000	USD	252,038	Citibank, N.A.	8/16/18	549
GBP	281,000	USD	378,864	Goldman Sachs Bank USA	8/16/18	(7,257)
GBP	109,000	USD	145,350	Goldman Sachs Bank USA	8/16/18	(1,203)
GBP	49,000	USD	66,005	JPMorgan Chase Bank, N.A.	8/16/18	(1,205)
GBP	47,000	USD	62,555	JPMorgan Chase Bank, N.A.	8/16/18	(400)
GBP	47,000	USD	62,791	State Street Bank and Trust Co.	8/16/18	(636)
USD	17,949	AUD	24,000	State Street Bank and Trust Co.	8/16/18	185
USD	34,225	CAD	44,000	JPMorgan Chase Bank, N.A.	8/16/18	730
USD	17,967	CAD	23,000	JPMorgan Chase Bank, N.A.	8/16/18	458
USD	270,887	EUR	231,000	BNP Paribas SA	8/16/18	219
USD	40,015	EUR	34,000	Citibank, N.A.	8/16/18	176
USD	73,946	EUR	63,000	Citibank, N.A.	8/16/18	128
USD	134,084	EUR	113,000	Goldman Sachs Bank USA	8/16/18	1,679
USD	648,232	EUR	549,000	Goldman Sachs Bank USA	8/16/18	4,955
USD	55,336	EUR	47,000	Goldman Sachs Bank USA	8/16/18	265
USD	15,091,000	EUR	12,651,807	JPMorgan Chase Bank, N.A.	8/16/18	266,569
USD	296,446	EUR	250,000	JPMorgan Chase Bank, N.A.	8/16/18	3,514
USD	129,233	EUR	110,000	State Street Bank and Trust Co.	8/16/18	344
USD	65,458	EUR	56,000	State Street Bank and Trust Co.	8/16/18	(158)
USD	74,426	GBP	55,000	Citibank, N.A.	8/16/18	1,691
USD	4,448,000	GBP	3,285,989	JPMorgan Chase Bank, N.A.	8/16/18	102,460
USD	30,814	GBP	23,000	State Street Bank and Trust Co.	8/16/18	397
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$364,841
					Unrealized Appreciation	385,549
					Unrealized Depreciation	(20,708)

For the period, the average contract value for forward foreign currency contracts in the aggregate was $25,061,976. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(7,704)	$0	$(7,704)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(10,413)	8,776	(1,637)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(8,519)	11,400	2,881
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 521,000	3,204	0	3,204
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(8,633)	(33,454)	(42,087)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 100,000	(372)	1,088	716
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 100,000	(372)	941	569
TOTAL BUY PROTECTION							(32,809)	(11,249)	(44,058)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	12,629	0	12,629
BNP Paribas	Baa2	Jun. 2023	Credit Suisse International	1%	Quarterly	EUR 200,000	(5,966)	5,625	(341)
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 250,000	(31,900)	28,750	(3,150)
TOTAL SELL PROTECTION							(25,237)	34,375	9,138

TOTAL CREDIT DEFAULT SWAPS							$(58,046)	$23,126	$(34,920)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 1,288,000	$2,174	$0	$2,174
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 996,000	7,192	0	7,192
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 101,000	1,027	0	1,027

TOTAL INTEREST RATE SWAPS							$10,393	$0	$10,393

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $8,004,707.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,572,199 or 6.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,322.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $142,812.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) For the period, the average monthly notional amount for purchased swaptions was $6,422,331.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,048
Total	$6,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$270,367	$--	$270,367	$--
Corporate Bonds	34,544,916	--	34,544,916	--
U.S. Government and Government Agency Obligations	38,333	--	38,333	--
Foreign Government and Government Agency Obligations	1,477,769	--	1,477,769	--
Preferred Securities	5,396,527	--	5,396,527	--
Money Market Funds	241,026	241,026	--	--
Purchased Swaptions	84,536	--	84,536	--
Total Investments in Securities:	$42,053,474	$241,026	$41,812,448	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$385,549	$--	$385,549	$--
Futures Contracts	162,265	162,265	--	--
Swaps	26,226	--	26,226	--
Total Assets	$574,040	$162,265	$411,775	$--
Liabilities
Forward Foreign Currency Contracts	$(20,708)	$--	$(20,708)	$--
Futures Contracts	(100,790)	(100,790)	--	--
Swaps	(73,879)	--	(73,879)	--
Total Liabilities	$(195,377)	$(100,790)	$(94,587)	$--
Total Derivative Instruments:	$378,663	$61,475	$317,188	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$84,536	$0
Swaps(b)	15,833	(73,879)
Total Credit Risk	100,369	(73,879)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	385,549	(20,708)
Total Foreign Exchange Risk	385,549	(20,708)
Interest Rate Risk
Futures Contracts(d)	162,265	(100,790)
Swaps(b)	10,393	0
Total Interest Rate Risk	172,658	(100,790)
Total Value of Derivatives	$658,576	$(195,377)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$374,147	$(5,912)	$368,235	$--	$--
BNP Paribas SA	64,451	(8,922)	--	--	55,529
Citibank, N.A.	15,715	(13,194)	--	--	2,521
Centrally Cleared OTC Swaps	23,022	(7,704)	--	--	15,318
Goldman Sachs Bank USA	17,704	(49,505)	--	--	(31,801)
State Street Bank and Trust Co.	1,070	(794)	--	--	276
Brown Brothers Harriman & Co.	202	--	--	--	202
Canadian Imperial Bank of Commerce	--	(1,780)	--	--	(1,780)
Credit Suisse International	--	(6,338)	--	--	(6,338)
HSBC Bank USA	--	(438)	--	--	(438)
Exchange Traded Futures	162,265	(100,790)	--	--	61,475
Total	$658,576	$(195,377)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,395,842)	$41,812,448
Fidelity Central Funds (cost $241,026)	241,026
Total Investment in Securities (cost $43,636,868)		$42,053,474
Cash		29
Foreign currency held at value (cost $161,434)		161,531
Receivable for investments sold		1,096,669
Unrealized appreciation on forward foreign currency contracts		385,549
Receivable for fund shares sold		99,290
Dividends receivable		549
Interest receivable		427,148
Distributions receivable from Fidelity Central Funds		811
Receivable for daily variation margin on centrally cleared OTC swaps		3,412
Bi-lateral OTC swaps, at value		3,204
Receivable from investment adviser for expense reductions		11,833
Total assets		44,243,499
Liabilities
Payable for investments purchased	$1,487,630
Unrealized depreciation on forward foreign currency contracts	20,708
Payable for fund shares redeemed	24,254
Bi-lateral OTC swaps, at value	66,175
Accrued management fee	19,727
Distribution and service plan fees payable	3,225
Payable for daily variation margin on futures contracts	4,624
Other affiliated payables	6,921
Other payables and accrued expenses	51,069
Total liabilities		1,684,333
Net Assets		$42,559,166
Net Assets consist of:
Paid in capital		$45,138,131
Undistributed net investment income		542,062
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,940,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,180,482)
Net Assets		$42,559,166
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,062,829 ÷ 456,887 shares)		$8.89
Maximum offering price per share (100/96.00 of $8.89)		$9.26
Class M:
Net Asset Value and redemption price per share ($1,932,531 ÷ 217,389 shares)		$8.89
Maximum offering price per share (100/96.00 of $8.89)		$9.26
Class C:
Net Asset Value and offering price per share ($2,362,995 ÷ 266,680 shares)(a)		$8.86
Global Credit:
Net Asset Value, offering price and redemption price per share ($32,896,593 ÷ 3,696,718 shares)		$8.90
Class I:
Net Asset Value, offering price and redemption price per share ($1,304,218 ÷ 146,590 shares)		$8.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$176,741
Interest		542,000
Income from Fidelity Central Funds		6,048
Income before foreign taxes withheld		724,789
Less foreign taxes withheld		(876)
Total income		723,913
Expenses
Management fee	$119,423
Transfer agent fees	31,186
Distribution and service plan fees	19,975
Accounting fees and expenses	11,133
Custodian fees and expenses	2,719
Independent trustees' fees and expenses	92
Registration fees	70,248
Audit	53,284
Legal	721
Miscellaneous	378
Total expenses before reductions	309,159
Expense reductions	(128,003)
Total expenses after reductions		181,156
Net investment income (loss)		542,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,258
Forward foreign currency contracts	(147,982)
Foreign currency transactions	(48,943)
Futures contracts	(260,723)
Swaps	(20,988)
Total net realized gain (loss)		185,622
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,782,415)
Forward foreign currency contracts	813,620
Assets and liabilities in foreign currencies	(11,187)
Futures contracts	32,702
Swaps	59,298
Total change in net unrealized appreciation (depreciation)		(1,887,982)
Net gain (loss)		(1,702,360)
Net increase (decrease) in net assets resulting from operations		$(1,159,603)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$542,757	$800,205
Net realized gain (loss)	185,622	(657,493)
Change in net unrealized appreciation (depreciation)	(1,887,982)	4,009,932
Net increase (decrease) in net assets resulting from operations	(1,159,603)	4,152,644
Distributions to shareholders from net investment income	(237,031)	–
Distributions to shareholders from tax return of capital	–	(837,639)
Total distributions	(237,031)	(837,639)
Share transactions - net increase (decrease)	1,107,565	(15,505,190)
Total increase (decrease) in net assets	(289,069)	(12,190,185)
Net Assets
Beginning of period	42,848,235	55,038,420
End of period	$42,559,166	$42,848,235
Other Information
Undistributed net investment income end of period	$542,062	$236,336

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.107	.141	.156	.205	.199	.172
Net realized and unrealized gain (loss)	(.360)	.596	.055	(.692)	(.187)	(.553)
Total from investment operations	(.253)	.737	.211	(.487)	.012	(.381)
Distributions from net investment income	(.047)	–	(.175)	–	(.006)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.157)	(.006)	(.213)	(.186)	(.197)
Total distributions	(.047)	(.157)	(.281)	(.213)	(.192)	(.199)
Net asset value, end of period	$8.89	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C,D	(2.76)%	8.60%	2.39%	(5.24)%	.08%	(3.76)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.65%G	1.63%	1.52%	1.46%	1.44%	1.30%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.37%G	1.56%	1.72%	2.26%	2.05%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,063	$4,320	$4,667	$4,781	$4,770	$3,965
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.107	.141	.156	.204	.199	.172
Net realized and unrealized gain (loss)	(.360)	.596	.058	(.691)	(.187)	(.553)
Total from investment operations	(.253)	.737	.214	(.487)	.012	(.381)
Distributions from net investment income	(.047)	–	(.178)	–	(.006)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.157)	(.006)	(.213)	(.186)	(.197)
Total distributions	(.047)	(.157)	(.284)	(.213)	(.192)	(.199)
Net asset value, end of period	$8.89	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C,D	(2.76)%	8.60%	2.42%	(5.24)%	.08%	(3.76)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.72%G	1.70%	1.55%	1.48%	1.46%	1.30%
Expenses net of fee waivers, if any	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%G	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.37%G	1.56%	1.72%	2.26%	2.05%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,933	$2,150	$2,874	$3,037	$3,012	$2,943
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.17	$8.60	$8.67	$9.37	$9.55	$10.14
Income from Investment Operations
Net investment income (loss)A	.073	.073	.088	.137	.126	.099
Net realized and unrealized gain (loss)	(.352)	.589	.056	(.690)	(.185)	(.558)
Total from investment operations	(.279)	.662	.144	(.553)	(.059)	(.459)
Distributions from net investment income	(.031)	–	(.110)	–	(.004)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.092)	(.004)	(.147)	(.117)	(.129)
Total distributions	(.031)	(.092)	(.214)	(.147)	(.121)	(.131)
Net asset value, end of period	$8.86	$9.17	$8.60	$8.67	$9.37	$9.55
Total ReturnB,C,D	(3.05)%	7.71%	1.64%	(5.94)%	(.65)%	(4.53)%
Ratios to Average Net AssetsE,F
Expenses before reductions	2.46%G	2.44%	2.30%	2.25%	2.22%	2.08%
Expenses net of fee waivers, if any	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%G	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.62%G	.82%	.97%	1.51%	1.30%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,363	$2,552	$3,514	$3,541	$4,340	$3,579
Portfolio turnover rateH	85%G	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.118	.164	.179	.227	.223	.199
Net realized and unrealized gain (loss)	(.356)	.598	.055	(.691)	(.188)	(.556)
Total from investment operations	(.238)	.762	.234	(.464)	.035	(.357)
Distributions from net investment income	(.052)	–	(.197)	–	(.007)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.182)	(.007)	(.236)	(.208)	(.221)
Total distributions	(.052)	(.182)	(.304)	(.236)	(.215)	(.223)
Net asset value, end of period	$8.90	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C	(2.60)%	8.90%	2.65%	(5.00)%	.32%	(3.53)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.33%F	1.30%	1.14%	1.09%	1.09%	.99%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.62%F	1.82%	1.97%	2.51%	2.30%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$32,897	$32,493	$41,569	$44,497	$46,242	$45,300
Portfolio turnover rateG	85%F	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.19	$8.61	$8.68	$9.38	$9.56	$10.14
Income from Investment Operations
Net investment income (loss)A	.118	.163	.179	.226	.223	.196
Net realized and unrealized gain (loss)	(.356)	.599	.055	(.690)	(.188)	(.553)
Total from investment operations	(.238)	.762	.234	(.464)	.035	(.357)
Distributions from net investment income	(.052)	–	(.197)	–	(.007)	–
Distributions from net realized gain	–	–	(.100)	–	–	(.002)
Tax return of capital	–	(.182)	(.007)	(.236)	(.208)	(.221)
Total distributions	(.052)	(.182)	(.304)	(.236)	(.215)	(.223)
Net asset value, end of period	$8.90	$9.19	$8.61	$8.68	$9.38	$9.56
Total ReturnB,C	(2.60)%	8.90%	2.65%	(5.00)%	.32%	(3.53)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.30%F	1.30%	1.16%	1.14%	1.15%	1.02%
Expenses net of fee waivers, if any	.75%F	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%F	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.62%F	1.81%	1.97%	2.51%	2.30%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,304	$1,333	$2,415	$2,932	$2,718	$2,646
Portfolio turnover rateG	85%F	150%	105%	110%	227%	245%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

For the period ended December 31, 2017, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, capital loss carryforwards and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$882,676
Gross unrealized depreciation	(2,053,944)
Net unrealized appreciation (depreciation)	$(1,171,268)
Tax cost	$43,626,531

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Long-term	$(823,817)

The Fund elected to defer to its next fiscal year approximately $219,470 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(22,422)	$(2,992)
Swaps	(63,610)	48,905
Total Credit Risk	(86,032)	45,913
Foreign Exchange Risk
Forward Foreign Currency Contracts	(147,982)	813,620
Total Foreign Exchange Risk	(147,982)	813,620
Interest Rate Risk
Futures Contracts	(260,723)	32,702
Swaps	42,622	10,393
Total Interest Rate Risk	(218,101)	43,095
Totals	$(452,115)	$902,628

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $20,161,763 and $16,913,136, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,266	$1,016
Class M	-%	.25%	2,520	815
Class C	.75%	.25%	12,189	4,016
			$19,975	$5,847

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$404
Class M	36
Class C(a)	70
$510

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,055.19
Class M	2,726.27
Class C	3,098.25
Global Credit	20,639.13
Class I	668.10
	$31,186

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$13,577
Class M	1.00%	7,290
Class C	1.75%	8,598
Global Credit	.75%	94,807
Class I	.75%	3,598
		$127,870

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $126.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$22,414	$–
Class M	10,420	–
Class C	8,426	–
Global Credit	188,371	–
Class I	7,400	–
Total	$237,031	$–
Tax Return of Capital
Class A	$–	$74,896
Class M	–	39,291
Class C	–	26,210
Global Credit	–	665,464
Class I	–	31,778
Total	$–	$837,639

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	31,293	149,339	$282,447	$1,341,858
Reinvestment of distributions	2,474	8,197	22,239	74,196
Shares redeemed	(46,931)	(229,587)	(422,394)	(2,074,804)
Net increase (decrease)	(13,164)	(72,051)	$(117,708)	$(658,750)
Class M
Shares sold	10,507	60,629	$95,041	$544,167
Reinvestment of distributions	1,159	4,348	10,420	39,291
Shares redeemed	(28,386)	(164,803)	(256,351)	(1,490,754)
Net increase (decrease)	(16,720)	(99,826)	$(150,890)	$(907,296)
Class C
Shares sold	18,054	75,484	$162,230	$680,909
Reinvestment of distributions	938	2,887	8,411	26,157
Shares redeemed	(30,471)	(208,894)	(273,834)	(1,874,033)
Net increase (decrease)	(11,479)	(130,523)	$(103,193)	$(1,166,967)
Global Credit
Shares sold	713,563	1,708,249	$6,450,758	$15,464,079
Reinvestment of distributions	20,512	71,889	184,403	649,903
Shares redeemed	(573,324)	(3,071,716)	(5,169,140)	(27,663,296)
Net increase (decrease)	160,751	(1,291,578)	$1,466,021	$(11,549,314)
Class I
Shares sold	18,185	32,960	$163,537	$293,907
Reinvestment of distributions	739	3,157	6,639	28,458
Shares redeemed	(17,458)	(171,471)	(156,841)	(1,545,228)
Net increase (decrease)	1,466	(135,354)	$13,335	$(1,222,863)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	1.00%
Actual		$1,000.00	$972.40	$4.89
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class M	1.00%
Actual		$1,000.00	$972.40	$4.89
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.75%
Actual		$1,000.00	$969.50	$8.55
Hypothetical-C		$1,000.00	$1,016.12	$8.75
Global Credit	.75%
Actual		$1,000.00	$974.00	$3.67
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class I	.75%
Actual		$1,000.00	$974.00	$3.67
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

GLB-SANN-0818
1.939064.106

Fidelity Advisor® Intermediate Municipal Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

June 30, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Intermediate Municipal Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	14.7
Texas	13.2
Florida	12.8
New York	8.2
California	4.7

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	35.9
Transportation	16.1
Health Care	15.7
Escrowed/Pre-Refunded	8.2
Electric Utilities	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	8.0%
AA,A	66.0%
BBB	13.6%
BB and Below	1.5%
Not Rated	4.5%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$6,776
5% 3/1/30	6,305	7,043
5% 3/1/31	6,320	7,046
5% 3/1/32	5,075	5,644
5% 3/1/33	7,380	8,181
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,519
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,246
5% 3/1/27	4,030	4,464
5% 3/1/28	4,350	4,800
5% 3/1/29	3,570	3,924
5% 3/1/30	4,305	4,711

TOTAL ALABAMA		62,354

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,424
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,836
North Slope Borough Gen. Oblig.:
Series 2015 A, 5% 6/30/19	600	620
Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,745	1,856

TOTAL ALASKA		19,736

Arizona - 3.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,500	2,522
5.25% 10/1/20 (FSA Insured)	6,695	6,984
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,106
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,340
Series 2017:
5% 7/1/23	3,675	4,139
5% 7/1/25	3,345	3,867
5% 7/1/28	1,510	1,770
5% 7/1/32	3,000	3,475
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,199
5% 7/1/28	7,470	8,564
5% 7/1/29	8,140	9,298
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,085
5% 7/1/25 (FSA Insured)	2,125	2,457
5% 7/1/26 (FSA Insured)	3,670	4,235
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)	14,800	16,507
Series C, 5%, tender 10/18/24 (a)	10,000	11,453
Series 2016 A:
4% 1/1/24	6,500	7,081
5% 1/1/22	2,500	2,751
5% 1/1/23	5,000	5,612
5% 1/1/24	2,050	2,339
5% 1/1/25	7,785	8,990
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	800	812
6% 1/1/48 (b)	5,055	5,170
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,100
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	1,942
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,250	2,608
5% 7/1/28 (c)	3,175	3,664
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,118
Series 2011 C, 5% 7/1/21	1,000	1,091
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,665
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.05%, tender 8/1/18 (a)(c)	32,300	32,308
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,288
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,181
Series 2012 A:
5% 7/1/22	500	557
5% 7/1/23	1,100	1,223
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	5,100	6,063
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (b)	505	541
6.125% 10/1/52 (b)	505	539
Series 2017 B:
4% 10/1/23 (b)	7,700	7,741
6% 10/1/37 (b)	255	272

TOTAL ARIZONA		210,657

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,160	3,243
California - 4.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,700	1,788
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,476
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,083
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,409
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,796
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,425
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,865	5,403
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2009:
6% 4/1/38	3,935	4,062
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,160	2,235
Series 2016, 5% 9/1/29	2,835	3,355
5% 8/1/26	15,000	17,982
5% 8/1/29	7,175	8,480
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,032
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	101
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,557
Series 2011 D, 5% 8/15/35	3,000	3,248
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (c)	1,980	2,305
5% 12/31/28 (c)	1,600	1,858
5% 6/30/29 (c)	2,000	2,313
5% 12/31/29 (c)	1,000	1,154
5% 6/30/31 (c)	3,100	3,565
5% 12/31/31 (c)	3,000	3,442
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.05%, tender 8/1/18 (a)(b)(c)	17,200	17,204
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	4,839
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	4,000	4,429
5.25% 10/1/25	4,000	4,422
Series 2012 A:
5% 4/1/21	7,000	7,615
5% 4/1/22	2,100	2,341
5% 4/1/23	5,000	5,584
Series 2012 G:
5% 11/1/23	1,000	1,132
5% 11/1/24	1,000	1,128
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,509
5% 12/1/21	2,500	2,767
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,388
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	644
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,815
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,574
Series 2017 A1:
5% 6/1/25	4,000	4,582
5% 6/1/26	1,000	1,155
Series A, 0% 6/1/24 (AMBAC Insured)	6,015	5,178
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,197
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	3,984
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,607
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,850
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,093
5% 7/1/23	3,800	4,149
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,227
5% 7/1/20	2,000	2,070
5% 7/1/21	1,500	1,552
5% 7/1/22	2,250	2,326
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,522
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,117
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,147
5% 8/1/28	1,000	1,175
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,499
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,525
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,155	1,325
5% 9/1/28	1,595	1,785
5% 9/1/32	1,685	1,852
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,373
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	750
5.25% 7/1/21	700	770
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,514
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,781
5.25% 8/1/26	2,200	2,284
5.5% 8/1/20	2,000	2,082
Series 2009 B, 5% 8/1/18	7,355	7,376
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,913
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,063
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,469
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,949
0% 8/1/37	2,000	970
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,836
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,264
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,091
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,061
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,821

TOTAL CALIFORNIA		308,523

Colorado - 1.0%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,129
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,830	11,728
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,207
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	7,915
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/24 (c)	2,295	2,631
5% 11/15/27 (c)	1,055	1,223
5% 11/15/28 (c)	5,000	5,776
5% 11/15/29 (c)	5,000	5,758
5% 11/15/30 (c)	4,000	4,596
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,563
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,693
Series 2010 A:
0% 9/1/35	2,000	1,048
0% 9/1/37	3,000	1,447
0% 9/1/38	3,760	1,736

TOTAL COLORADO		66,450

Connecticut - 0.9%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,273
Series 2016 A, 5% 3/15/26	3,030	3,410
Series 2016 E:
5% 10/15/26	3,545	4,009
5% 10/15/29	5,125	5,752
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2015 A, 2.05%, tender 7/21/21 (a)(d)	35,640	35,650
Series 2018 S:
5% 7/1/26	2,265	2,613
5% 7/1/29	1,000	1,167

TOTAL CONNECTICUT		55,874

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,286
5% 1/1/24	1,270	1,436
5% 1/1/25	2,750	3,122

TOTAL DELAWARE, NEW JERSEY		7,844

District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,200	4,570
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,023
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/29 (c)	5,605	6,553
5% 10/1/31 (c)	2,405	2,787
5% 10/1/34 (c)	2,000	2,296
5% 10/1/36 (c)	1,875	2,145
Series 2018 A:
5% 10/1/28 (c)(d)	4,000	4,755
5% 10/1/29 (c)(d)	4,150	4,917
5% 10/1/30 (c)(d)	3,260	3,838
5% 10/1/31 (c)(d)	4,675	5,485
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	8,230	9,590

TOTAL DISTRICT OF COLUMBIA		53,959

Florida - 12.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,761
5% 7/1/30	7,455	8,429
Series 2015 C, 5% 7/1/24	3,000	3,442
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,451
Series 2017:
5% 10/1/28 (c)	1,000	1,163
5% 10/1/30 (c)	2,110	2,432
5% 10/1/31 (c)	3,190	3,668
Series A:
5% 10/1/29 (c)	4,210	4,751
5% 10/1/31 (c)	3,000	3,363
5% 10/1/32 (c)	4,000	4,473
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,495	1,644
5% 7/1/26	4,450	4,879
Series 2012 A:
5% 7/1/21	5,380	5,850
5% 7/1/22	5,000	5,551
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,140	4,608
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	20,135	22,410
Series 2015 A:
5% 7/1/26	11,500	13,271
5% 7/1/27	9,165	10,538
5% 7/1/28	4,000	4,583
Series 2015 B:
5% 7/1/25	2,160	2,505
5% 7/1/26	11,670	13,467
5% 7/1/27	7,900	9,084
5% 7/1/28	13,510	15,478
Series 2016, 5% 7/1/32	2,500	2,865
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,710	2,939
5% 6/1/22	2,160	2,395
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,431
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,245	2,476
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,365	2,608
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,021
5% 7/1/28	1,000	1,142
5% 7/1/30	6,630	7,528
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	2,895
Series 2011 C:
5% 6/1/20	12,380	13,152
5% 6/1/22	10,000	10,880
Series 2011 E, 5% 6/1/24	5,000	5,431
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,081
5% 10/1/28	5,000	5,640
5% 10/1/29	2,725	3,060
5% 10/1/30	2,475	2,769
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,123
5% 10/1/31	2,000	2,309
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,541
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,159
Series 2015 B:
5% 10/1/24	1,000	1,153
5% 10/1/27	1,500	1,730
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,480	4,035
5% 10/1/30 (c)	2,030	2,334
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,433
5% 6/1/35	2,500	2,736
5% 6/1/46	2,340	2,515
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5% 11/15/18	2,000	2,025
Series 2008:
6% 11/15/37	11,970	12,729
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,360	1,446
5% 9/1/21 (c)	1,300	1,410
5% 9/1/22 (c)	1,650	1,826
5% 9/1/23 (c)	2,000	2,248
5% 9/1/24 (c)	2,200	2,495
5% 9/1/25 (c)	2,215	2,532
5% 9/1/26 (c)	2,265	2,614
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	3,883
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,043
5% 7/1/25	2,000	2,300
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,926
5% 9/1/22	2,270	2,357
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,880	8,098
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,463
5% 10/1/23	5,320	5,941
JEA Wtr. & Swr. Sys. Rev. Series 2010 C:
5% 10/1/20	560	574
5% 10/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,225	1,256
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,130
5% 6/1/26 (FSA Insured)	1,800	2,025
5% 6/1/28 (FSA Insured)	500	558
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,332
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,038
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,848
Series 2010, 5% 10/1/22	3,060	3,258
Series 2012 A:
5% 10/1/22 (c)	3,000	3,330
5% 10/1/24 (c)	10,000	11,034
5% 10/1/24	2,165	2,407
Series 2014 A:
5% 10/1/27 (c)	1,825	2,066
5% 10/1/29 (c)	2,805	3,165
5% 10/1/33 (c)	5,600	6,247
5% 10/1/37	7,400	8,264
Series 2015 A, 5% 10/1/35 (c)	2,500	2,780
Series 2016 A:
5% 10/1/30	2,500	2,892
5% 10/1/31	1,000	1,155
Series 2017 B, 5% 10/1/20 (c)	3,685	3,929
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,498
Series 2016:
5% 10/1/28	5,545	6,411
5% 10/1/29	4,105	4,710
5% 10/1/30	7,430	8,490
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,628
Series 2014 A, 5% 7/1/44	2,900	3,193
Series A:
5% 7/1/31	1,500	1,720
5% 7/1/32	3,980	4,554
5% 7/1/33	3,300	3,764
5% 7/1/34	1,000	1,136
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,657
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,607
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,386
5% 11/1/25	12,235	13,930
5% 11/1/26	7,950	9,131
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,799
Series 2015 B, 5% 5/1/28	13,690	15,459
Series 2015 D:
5% 2/1/29	4,050	4,589
5% 2/1/30	6,500	7,347
Series 2016 A:
5% 8/1/27	7,560	8,731
5% 5/1/31	19,770	22,377
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,275	1,384
5% 7/1/42	1,675	1,817
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,074
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,482
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,210	2,233
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,329
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	535	541
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,720
Series 2012 A, 5% 10/1/42	12,650	13,693
Series 2012 B, 5% 10/1/42	5,200	5,629
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	2,585	2,615
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	4,000	4,476
Series 2015 C, 5% 8/1/29	7,000	8,026
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,127
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,563
5% 10/1/20	3,500	3,751
Series 2012 A:
5% 10/1/23	1,700	1,944
5% 10/1/25	900	1,057
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	340	378
5% 12/1/24	680	764
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,920	2,136
5% 8/1/23	1,150	1,305
5% 8/1/24	1,310	1,504
5% 8/1/25	4,685	5,434
5% 8/1/26	1,935	2,267
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	22,555	26,422
Series 2014 B, 5% 8/1/25	3,200	3,711
Series 2015 B:
5% 8/1/25	1,625	1,885
5% 8/1/27	8,285	9,511
5% 8/1/28	5,485	6,278
Series 2015 D:
5% 8/1/26	24,065	27,877
5% 8/1/27	10,910	12,600
5% 8/1/28	3,730	4,295
5% 8/1/26	10,460	12,066
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,169
5.25% 10/1/18 (Escrowed to Maturity)	2,945	2,973
Series 2011, 5% 10/1/24	8,600	9,423
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,230
5% 7/1/27	4,255	4,716
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,252
5% 7/1/24	1,750	1,996
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,600
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,772
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,535	2,885
5% 8/15/25	4,100	4,710
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	551
5% 12/1/20	100	106
5% 12/1/21	1,130	1,226
Series 2015 A, 5% 12/1/40	1,800	1,945
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,500	3,265
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,405	2,753
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,567
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/18 (FSA Insured) (c)	10,515	10,600
5% 10/1/19 (FSA Insured) (c)	5,965	6,196
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,094
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,652

TOTAL FLORIDA		834,530

Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,153
5% 11/1/29	2,500	2,863
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,513
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,200
6.125% 9/1/40	10,795	11,493
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,633
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,510
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,625	1,703
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	2,997
Series 2011 A, 5% 1/1/21	9,225	9,863
Series GG:
5% 1/1/24	3,625	4,039
5% 1/1/25	1,250	1,391
5% 1/1/26	5,000	5,544
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,588
Series Q, 5% 10/1/22	2,000	2,210
Series S:
5% 10/1/22	1,275	1,409
5% 10/1/24	2,425	2,689
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	29,090	31,132
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,600	12,024
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,815
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,212

TOTAL GEORGIA		132,981

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	4,060	4,496
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/22	4,000	4,484
5% 9/1/26	3,200	3,798

TOTAL HAWAII		12,778

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,743
6.75% 11/1/37	2,600	2,643
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,631
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	2,040	2,167
5% 7/15/21	3,045	3,311
5% 7/15/22	3,385	3,754
5% 7/15/23	1,620	1,827
5% 7/15/24	1,295	1,477
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	1,295	1,497
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/27	3,235	3,811

TOTAL IDAHO		24,861

Illinois - 14.3%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,606
Series 2009 D:
5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	2,635	2,673
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,048
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,275
Series 2010 F, 5% 12/1/20	1,060	1,092
Series 2011 A:
5% 12/1/41	2,135	2,142
5.5% 12/1/39	5,900	6,015
Series 2012 A, 5% 12/1/42	1,935	1,935
Series 2015 C, 5.25% 12/1/39	1,500	1,522
Series 2016 B, 6.5% 12/1/46	700	801
Series 2017 A, 7% 12/1/46 (b)	2,400	2,872
Series 2017 C, 5% 12/1/26	905	944
Series 2017 D, 5% 12/1/27	2,500	2,611
Series 2018 A:
5% 12/1/27	6,465	6,751
5% 12/1/33	700	718
5% 12/1/34	1,400	1,434
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	16,605
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,500	7,085
Series 2014 B:
5% 1/1/19	350	356
5% 1/1/22	1,000	1,093
5% 1/1/24	3,330	3,784
Series 2016 A:
5% 1/1/29 (c)	2,220	2,478
5% 1/1/30 (c)	3,390	3,770
5% 1/1/31 (c)	2,500	2,785
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (c)	5,125	5,215
Series 2011 B, 5% 1/1/20	4,430	4,637
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	16,101
Series 2012 A, 5% 1/1/22	1,750	1,924
Series 2012 B, 5% 1/1/22 (c)	7,000	7,631
Series 2016 C:
5% 1/1/22	2,220	2,441
5% 1/1/23	1,400	1,566
5% 1/1/24	1,500	1,708
5% 1/1/25	2,250	2,588
5% 1/1/26	2,000	2,319
5% 1/1/33	2,375	2,668
5% 1/1/34	2,750	3,079
Series 2017 D:
5% 1/1/27 (c)	2,125	2,447
5% 1/1/28 (c)	475	542
5% 1/1/31 (c)	2,935	3,288
5% 1/1/33 (c)	1,500	1,668
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,545	2,826
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,735	1,903
5% 6/1/23	1,565	1,745
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,408
Chicago Wtr. Rev.:
Series 2008, 5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	759
Series 2017:
5.25% 11/1/33 (FSA Insured)	1,020	1,030
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	3,430	3,473
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,082
5% 12/15/24	1,350	1,455
Series 2012 C, 5% 12/15/25	2,120	2,274
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,067
Series 2010 G, 5% 11/15/25	2,940	3,103
Series 2011 A, 5.25% 11/15/24	1,500	1,629
Series 2012 C:
5% 11/15/22	2,060	2,289
5% 11/15/23	4,980	5,505
5% 11/15/24	18,655	20,524
5% 11/15/25 (FSA Insured)	520	568
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	1,660	1,687
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,295	6,119
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,225	1,393
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,775
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,389
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,658
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,380	1,510
5% 8/1/24	1,525	1,704
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	600	643
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	6,840
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,425	1,651
5% 7/15/26	2,000	2,340
5% 7/15/28	2,100	2,488
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/19	3,940	4,042
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,665	3,110
5% 2/15/29	4,705	5,469
5% 2/15/36	2,265	2,579
(Presence Health) Series 2016 C, 5% 2/15/28	7,000	8,172
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,218
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	6,914
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	870	942
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	2,040	2,263
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,001
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,489
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,927
Series 2017 B, 5%, tender 12/15/22 (a)	15,465	17,298
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,184
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	5,976
Series 2009:
5% 8/15/23	3,125	3,319
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,678
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	13,679
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,268
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,528
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,090	2,294
Series 2012 A, 5% 5/15/23	1,480	1,622
Series 2012:
5% 9/1/32	8,100	8,557
5% 9/1/38	10,910	11,448
5% 11/15/43	3,265	3,435
Series 2013:
5% 11/15/26	2,675	2,944
5% 11/15/29	805	881
5% 5/15/43	7,895	8,284
Series 2015 A:
5% 11/15/21	420	459
5% 11/15/27	1,045	1,175
5% 11/15/28	1,250	1,400
5% 11/15/29	1,885	2,098
5% 11/15/32	3,475	3,844
5% 11/15/45	2,460	2,674
Series 2015 C:
5% 8/15/35	6,100	6,640
5% 8/15/44	29,100	31,277
Series 2016 A:
5% 2/15/24	1,500	1,689
5% 2/15/25	1,025	1,162
5% 2/15/26	1,500	1,706
5% 7/1/30	2,620	2,913
5% 8/15/33	3,300	3,606
5% 7/1/34	1,700	1,868
5% 7/1/36	3,175	3,474
Series 2016 C:
3.75% 2/15/34	1,285	1,288
4% 2/15/36	5,490	5,697
4% 2/15/41	16,755	17,297
5% 2/15/22	1,285	1,416
5% 2/15/24	580	662
5% 2/15/31	1,700	1,966
5% 2/15/32	12,560	14,475
5% 2/15/33	5,000	5,742
5% 2/15/41	10,935	12,424
Series 2016:
5% 5/15/28	2,450	2,787
5% 5/15/29	1,370	1,552
5% 12/1/46	3,255	3,536
Series 2017 A, 5% 8/1/47	770	835
Series 2017:
5% 7/1/29	5,180	6,040
5% 1/1/30	5,000	5,822
5% 7/1/31	8,885	10,295
5% 11/15/26	3,025	3,448
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,241
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,436
Series 2012 A:
4% 1/1/23	2,195	2,220
5% 1/1/33	3,600	3,674
Series 2012:
5% 8/1/19	4,475	4,591
5% 3/1/20	3,305	3,404
5% 3/1/21	2,750	2,864
5% 8/1/21	1,600	1,674
5% 3/1/22	5,000	5,254
5% 8/1/22	6,600	6,963
5% 8/1/23	3,410	3,613
Series 2013, 5.5% 7/1/38	4,000	4,201
Series 2014:
5% 4/1/23	7,620	8,057
5% 2/1/27	2,665	2,786
5% 4/1/28	2,130	2,223
5% 5/1/28	935	976
5% 5/1/32	2,500	2,588
5% 5/1/33	6,600	6,818
5.25% 2/1/31	10,500	11,027
Series 2016:
5% 11/1/20	4,170	4,331
5% 1/1/22	7,705	8,082
5% 2/1/23	1,575	1,663
5% 6/1/25	7,845	8,344
5% 6/1/26	1,065	1,133
5% 2/1/27	7,630	8,122
5% 2/1/28	6,145	6,519
5% 2/1/29	5,770	6,099
Series 2017 D, 5% 11/1/26	32,000	34,059
5% 2/1/26	2,260	2,371
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,362
5% 2/1/31	3,570	4,013
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,500	2,650
5% 7/1/21	2,450	2,657
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	6,065	6,909
Series 2015 A, 5% 1/1/40	12,700	14,089
Series 2016 A, 5% 12/1/31	1,785	2,038
Series 2016 B, 5% 1/1/41	20,000	22,447
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,298
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,845	2,121
0% 12/1/18 (AMBAC Insured)	3,960	3,928
0% 12/1/18 (Escrowed to Maturity)	595	591
5% 1/1/26	8,920	10,146
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,975
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,746
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,286
0% 1/15/25	7,735	6,306
0% 1/15/26	5,815	4,561
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,626
5% 2/1/27	6,000	6,811
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	2,490
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,083
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,100
0% 6/15/44 (FSA Insured)	37,400	11,490
0% 6/15/47 (FSA Insured)	3,985	1,050
Series 2012 B, 0% 12/15/51	48,500	8,928
Series 2002:
0% 12/15/23	4,135	3,364
0% 12/15/23 (Escrowed to Maturity)	100	88
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,770	12,033
5% 6/1/24	14,090	15,899
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,751
Series 2013:
6% 10/1/42	3,900	4,395
6.25% 10/1/38	3,900	4,454
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,765	4,364

TOTAL ILLINOIS		935,224

Indiana - 2.4%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,209
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32 (Pre-Refunded to 11/1/18 @ 100)	4,200	4,253
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,478
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	1,000	1,150
Series 2012:
5% 3/1/22	1,000	1,094
5% 3/1/23	1,500	1,642
5% 3/1/30	1,050	1,139
5% 3/1/41	5,310	5,681
Series 2015, 5% 3/1/36	8,300	9,195
Series 2016:
5% 9/1/26	1,000	1,159
5% 9/1/29	500	572
5% 9/1/36	2,150	2,406
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,407
Series 2015 A:
5% 10/1/26	2,475	2,851
5% 10/1/28	1,180	1,352
Series 2011 A, 5.25% 10/1/24	4,025	4,435
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	710	786
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	290	324
5% 1/1/25	715	789
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	285	318
5% 1/1/26	1,950	2,143
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	795	888
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	8,864
5% 10/1/21	5,500	5,994
Series 2016 A:
5% 10/1/24	10,900	12,412
5% 10/1/25	11,740	13,464
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,545
5% 7/15/22	1,000	1,108
5% 7/15/23	2,700	3,011
5% 7/15/24	4,185	4,675
5% 7/15/25	4,330	4,829
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,385	7,957
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	31,910	35,439

TOTAL INDIANA		159,569

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	275	287
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,142
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,050
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,134
5% 9/1/24	4,415	4,885
Series 2012 B, 5% 9/1/24	1,500	1,660
Series 2016 A:
5% 9/1/30	1,000	1,132
5% 9/1/32	1,150	1,293

TOTAL KANSAS		12,593

Kentucky - 2.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	930
5% 1/1/26	600	680
5% 1/1/29	1,600	1,788
5% 1/1/30	1,675	1,869
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,775	1,953
5% 6/1/26	1,870	2,071
5% 6/1/27	1,965	2,167
5% 6/1/28	2,065	2,270
5% 6/1/29	2,170	2,375
5% 6/1/30	2,280	2,487
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,530	1,664
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,307
(Kentucky St Proj.) Series D, 5% 5/1/21	1,905	2,051
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,215	1,382
Series D:
5% 5/1/27	1,000	1,142
5% 5/1/28	1,000	1,136
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,225
(Proj. No. 119) Series 2018:
5% 5/1/28	5,000	5,740
5% 5/1/29	580	663
5% 5/1/31	1,465	1,680
Series 2008:
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	10,754
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	1,395	1,415
Series 2016 A:
5% 2/1/29	5,720	6,404
5% 2/1/30	5,840	6,521
5% 2/1/32	2,295	2,550
5% 2/1/33	2,850	3,156
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,809
5.75% 10/1/38	6,430	7,292
Series 2016 A:
5% 10/1/29	18,110	20,681
5% 10/1/32	3,325	3,768
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	715	762
5% 12/1/30	740	786
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,572

TOTAL KENTUCKY		129,050

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,786
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,455
5% 12/15/23	3,000	3,413
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,393
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,500	2,807
5% 1/1/25 (c)	3,000	3,401
5% 1/1/27 (c)	2,250	2,531
Series 2017 B:
5% 1/1/29 (c)	400	455
5% 1/1/31 (c)	750	849
5% 1/1/36 (c)	650	724
5% 1/1/37 (c)	500	556
Series 2017 D2:
5% 1/1/26 (c)	750	856
5% 1/1/29 (c)	500	569
5% 1/1/30 (c)	685	777
5% 1/1/32 (c)	1,540	1,735
5% 1/1/35 (c)	1,150	1,281
5% 1/1/38 (c)	585	650
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,430

TOTAL LOUISIANA		29,668

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,420	3,550
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,270
Series 2016 A:
4% 7/1/41	2,050	1,888
4% 7/1/46	2,845	2,586
5% 7/1/41	885	929
5% 7/1/46	600	629
Series 2017 D:
5.75% 7/1/38	665	667
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,265
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,295	2,685
5% 7/1/27	2,000	2,302

TOTAL MAINE		18,771

Maryland - 2.3%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,201
5% 7/1/31	6,775	7,912
5% 7/1/33	6,835	7,942
Series 2017 D, 5% 7/1/33	5,800	6,683
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,480	1,631
5% 6/1/24	1,500	1,673
5% 6/1/25	1,500	1,683
5% 6/1/26	2,000	2,253
5% 6/1/27	1,350	1,526
5% 6/1/31	1,000	1,133
5% 6/1/32	1,000	1,131
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,250	1,411
5% 3/31/51 (c)	2,300	2,502
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,117
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	57,700	67,820
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,356
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/18	2,500	2,500
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,724
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,580
Series 2013 A:
5% 7/1/24	1,245	1,375
5% 7/1/25	1,060	1,169
Series 2015:
5% 7/1/27	1,000	1,119
5% 7/1/28	1,300	1,446
5% 7/1/29	2,200	2,433
5% 7/1/31	1,000	1,098
Series 2016 A:
4% 7/1/42	1,450	1,446
5% 7/1/33	2,250	2,490
5% 7/1/34	1,650	1,816
5% 7/1/35	625	686
5% 7/1/36	1,750	1,914

TOTAL MARYLAND		147,770

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,647
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,580	1,789
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,902
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	4,000	4,604
5% 7/1/30	3,670	4,329
Series 2017, 5% 7/1/23	1,595	1,809
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,625	13,235
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (b)	5,000	5,806
Series 2015 D, 5% 7/1/44	4,855	5,259
Series 2016 A, 5% 7/15/22	2,230	2,500
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	14,871
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	10,850
Series 2016 B, 5% 7/1/22	3,040	3,391
Series C, 5% 4/1/23	17,965	20,340
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,000
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,752
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,700	4,860

TOTAL MASSACHUSETTS		107,944

Michigan - 3.4%
Clarkston Cmnty. Schools 5% 5/1/22	2,885	3,193
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,900
Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.149% 7/1/32 (a)(e)	5,520	5,270
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,022
5% 5/1/31 (FSA Insured)	5,000	5,734
5% 5/1/32 (FSA Insured)	750	858
5% 5/1/33 (FSA Insured)	3,120	3,559
5% 5/1/27 (FSA Insured)	1,350	1,581
5% 5/1/29 (FSA Insured)	1,945	2,256
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,822
5% 5/15/28	2,550	2,876
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	3,839
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,071
5% 11/15/21	650	709
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,590
5% 4/15/35	2,800	3,182
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,500	1,707
5% 12/1/24	1,750	2,015
5% 12/1/25	3,000	3,493
5% 12/1/26	1,310	1,540
5% 12/1/27	1,250	1,482
5% 12/1/28	2,000	2,358
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,669
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,546
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,456
Series 2012:
5% 11/15/36	7,100	7,777
5% 11/15/42	1,560	1,693
Series 2013:
5% 8/15/28	5,585	6,195
5% 8/15/29	2,000	2,211
Series 2015 D1:
5% 7/1/27	425	479
5% 7/1/29	1,000	1,119
5% 7/1/31	1,200	1,338
5% 7/1/32	1,000	1,113
5% 7/1/33	850	943
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,325	3,917
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,500	1,728
5% 12/1/25	1,300	1,514
5% 12/1/26	2,000	2,351
5% 12/1/27	1,335	1,583
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,100	2,476
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,236
Series 2010 F3, 4%, tender 7/1/24 (a)	24,495	26,571
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,455
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	184
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,621
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,121
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	10,566
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,446
5% 11/1/29	3,170	3,638
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,113
5% 9/1/24	2,000	2,279
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,161
5% 5/1/31	4,800	5,429
5% 5/1/32	5,100	5,746
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	250	291
5% 12/1/30	390	453
5% 12/1/31	400	463
5% 12/1/36	550	627
Series 2017 B:
5% 12/1/29 (c)	705	807
5% 12/1/30 (c)	500	571
5% 12/1/31 (c)	540	615
5% 12/1/33 (c)	385	436
5% 12/1/36 (c)	835	937
Series 2017 C:
5% 12/1/22	2,000	2,223
5% 12/1/23	2,250	2,552
5% 12/1/24	2,375	2,737
5% 12/1/25	2,000	2,327
5% 12/1/26	1,500	1,763
5% 12/1/27	1,505	1,772

TOTAL MICHIGAN		224,305

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,249
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,380
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	5,925
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,184
5% 1/1/20	4,500	4,713
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,450	1,702
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,400

TOTAL MINNESOTA		24,553

Mississippi - 0.1%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,500	6,484
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
( Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/27	1,000	1,117
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,250	1,345
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24 (d)	660	735
5% 1/1/29 (d)	550	642
5% 1/1/31 (d)	415	480
5% 1/1/34 (d)	380	431
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	395	412
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	714
5% 2/1/30	2,465	2,786
5% 2/1/32	2,725	3,065
5% 2/1/36	2,210	2,462
5% 2/1/45	3,600	3,957
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,136
5% 5/15/30	1,000	1,132
5% 5/15/31	1,000	1,130
5% 5/15/36	3,000	3,346

TOTAL MISSOURI		25,261

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,345
5% 2/15/22	1,300	1,427
5% 2/15/23	2,050	2,288
5% 2/15/24	2,140	2,420
5% 2/15/25	2,000	2,283
5% 2/15/26	3,195	3,681

TOTAL MONTANA		13,444

Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2014, 4% 7/1/18	4,000	4,000
Series 2016 B:
5% 1/1/31	4,000	4,580
5% 1/1/34	4,360	4,948
5% 1/1/36	5,290	5,980

TOTAL NEBRASKA		19,508

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	745	837
Series 2017:
5% 9/1/24	750	846
5% 9/1/28	460	523
5% 9/1/30	750	846
5% 9/1/34	760	847
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (c)	9,740	10,514
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	11,933
Clark County School District:
Series 2016 A:
5% 6/15/21	2,650	2,872
5% 6/15/23	2,315	2,606
Series 2017 A, 5% 6/15/25	5,940	6,804
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,113
5% 6/1/23	2,000	2,223
5% 6/1/24	2,000	2,218
5% 6/1/25	1,050	1,163
Series 2016 A:
5% 6/1/32	2,900	3,343
5% 6/1/33	5,000	5,745
5% 6/1/34	5,300	6,066
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,524
Series 2013 D1, 5% 3/1/25	2,825	3,183

TOTAL NEVADA		65,206

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,375	1,583
5% 7/1/30	2,430	2,862
Series 2017 B, 4.125% 7/1/24 (b)	1,755	1,766
Series 2017 C, 3.5% 7/1/22 (b)	580	582
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,350	1,433
5% 7/1/26	1,280	1,387
Series 2013 A, 5% 10/1/43	2,430	2,618
Series 2016:
4% 10/1/38	825	825
5% 10/1/26	4,695	5,288
5% 10/1/27	5,005	5,634
5% 10/1/28	2,000	2,241
5% 10/1/30	7,280	8,094
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,471
5% 2/1/23	2,215	2,431
5% 2/1/24	1,775	1,947

TOTAL NEW HAMPSHIRE		41,162

New Jersey - 3.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,658
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,122
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,116
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,244
5% 2/15/25	1,000	1,108
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	3,929
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,653
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	10,945
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	1,005	1,141
5% 6/1/27 (FSA Insured)	1,400	1,616
5% 6/1/28 (FSA Insured)	2,000	2,297
5% 6/1/29 (FSA Insured)	1,500	1,714
Series 2012 II, 5% 3/1/21	7,600	8,046
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,578
Series 2013:
5% 3/1/23	9,300	10,061
5% 3/1/24	12,800	13,819
5% 3/1/25	1,400	1,501
Series 2015 XX, 5% 6/15/26	20,000	21,849
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (c)	2,000	2,212
5% 10/1/25 (c)	2,750	3,051
Series 2017, 5% 10/1/37 (c)	6,415	6,958
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,081
5% 7/1/33	3,000	3,294
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	3,937
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,400
Series 2016 A:
5% 7/1/21	295	317
5% 7/1/22	795	872
5% 7/1/23	3,030	3,369
5% 7/1/24	815	914
5% 7/1/25	880	993
5% 7/1/26	295	334
5% 7/1/27	440	497
5% 7/1/28	1,220	1,370
5% 7/1/28	1,305	1,466
5% 7/1/28	455	529
5% 7/1/33	1,510	1,731
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (c)	4,960	5,025
Series 2017 1A:
5% 12/1/22 (c)	1,325	1,457
5% 12/1/24 (c)	3,500	3,908
Series 2017 1B, 5% 12/1/21 (c)	1,405	1,523
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 1.848%, tender 1/1/21 (a)(e)	19,280	19,359
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.728% 1/1/21 (a)(e)	2,150	2,152
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,171
Series 2012 AA:
5% 6/15/23	7,500	8,066
5% 6/15/24	12,000	12,855
Series 2014 AA:
5% 6/15/25	12,500	13,576
5% 6/15/26	7,500	8,104
Series 2016 A, 5% 6/15/27	15,055	16,599

TOTAL NEW JERSEY		229,517

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,733
New York - 5.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,263
5% 7/1/25	2,500	2,887
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,135
5.75% 7/1/40	1,000	1,083
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,653
5% 2/15/35	7,500	8,631
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,222
Series 2016 B:
5% 9/1/22	2,000	2,227
5% 9/1/23	1,500	1,700
5% 9/1/24	1,350	1,552
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,556
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,080	3,443
Series 2015 A, 5% 8/1/22	2,045	2,286
Series 2015 C, 5% 8/1/27	3,055	3,516
Series 2016 A, 5% 8/1/22	4,520	5,052
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,024
Series 2009 S3, 5.25% 1/15/34	13,200	13,452
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,281
5% 2/1/21	3,510	3,795
Series 2012 A, 5% 11/1/21	5,460	6,016
Series 2018 C2, 5% 5/1/32	9,450	11,180
Series A, 5% 8/1/40	8,375	9,625
Series B:
5% 11/1/20	26,595	27,796
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,061
Series E, 5% 2/1/40	14,805	16,909
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	14,865
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36 (Pre-Refunded to 3/15/19 @ 100)	2,600	2,678
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A, 5% 2/15/19 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,175
5% 7/1/21	12,335	12,765
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	26,590	28,399
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,280
Series 2017 C, 4% 2/15/19	24,000	24,364
Series 2017 C-2, 0% 11/15/33	10,085	5,811
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	8,591
New York State Dorm. Auth. Series 2010 A:
5% 2/15/19	5	5
5% 2/15/19	990	1,012
5% 2/15/20	2,985	3,148
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	8,195	8,665
Series 2011 A, 5% 4/1/19	2,000	2,053
Series 2011 A1, 5% 4/1/20	2,220	2,350
Series 2011 A2, 5% 4/1/21	2,000	2,170
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,400	9,081
Series 2016 A, 5.25% 1/1/50 (c)	13,700	14,909
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,825	3,288
Series 2011 A, 5% 3/15/22	7,605	8,235
Series 2017 A, 5% 3/15/22	2,280	2,532
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,449
5% 11/15/24	4,000	4,581

TOTAL NEW YORK		347,772

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,635
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.85%, tender 9/17/18 (a)(c)	3,800	3,800
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,146
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,345	12,540
5% 3/1/23	10,005	11,272
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/35	500	521
5% 10/1/36	270	281
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,351
5% 6/1/22	4,000	4,235
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	498
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,231

TOTAL NORTH CAROLINA		46,510

Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	2,750	3,042
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,005	2,202
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,175	2,394
Series 2012:
5% 2/15/21	1,500	1,612
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	2,000	2,202
Series 2012 B:
5% 2/15/42	1,405	1,512
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	400	440
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,128
5% 1/1/28 (FSA Insured)	1,525	1,704
5% 1/1/29 (FSA Insured)	2,230	2,480
5% 1/1/30 (FSA Insured)	2,000	2,217
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,250	1,381
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,500	1,658
Columbus City School District 5% 12/1/32	1,825	2,105
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,661
5% 6/15/26	2,590	2,783
5% 6/15/27	2,720	2,914
5% 6/15/28	2,855	3,051
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,330
5% 11/1/26	2,100	2,468
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,545
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,600	5,284
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,258
Series 2013, 5% 2/15/20	1,195	1,237
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,229
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,188
5% 10/1/22	2,000	2,083
5% 10/1/23	3,000	3,124
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,040
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,545	3,019
5% 1/1/29	5,000	5,958
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,605
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,290
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,613
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	710	742
5% 12/1/42	900	931

TOTAL OHIO		99,430

Oklahoma - 0.9%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,075	2,422
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,368
5% 6/1/28	1,500	1,708
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,218
5% 10/1/26	1,500	1,730
5% 10/1/27	1,190	1,371
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	1,000	1,130
5% 8/15/28	1,000	1,137
5% 8/15/29	420	476
5% 8/15/33	1,100	1,233
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,100	3,424
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	7,185	7,936
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,194
5% 1/1/22 (FSA Insured)	12,455	13,034
Series 2014 A:
5% 1/1/26	1,700	1,946
5% 1/1/27	6,000	6,852
5% 1/1/28	2,000	2,279
5% 1/1/29	1,570	1,785
Series 2014 B, 5% 1/1/27	2,145	2,449

TOTAL OKLAHOMA		57,692

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	755	759
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37 (b)	500	552
5% 11/15/47 (b)	575	631
5% 11/15/52 (b)	575	629
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	3,000	3,540

TOTAL OREGON		6,111

Pennsylvania - 3.6%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,570	8,341
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,335	4,239
Series B, 1.8%, tender 8/15/22 (a)	5,765	5,661
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,837
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,135
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	376
Series 2016 A:
5% 10/1/28	1,425	1,601
5% 10/1/29	1,540	1,722
5% 10/1/32	4,810	5,323
5% 10/1/36	7,785	8,487
5% 10/1/40	3,595	3,887
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,560	2,555
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,332
5% 3/1/22	2,000	2,181
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	6,350	6,408
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.75%, tender 7/2/18 (a)(c)	6,525	6,525
(Waste Mgmt., Inc. Proj.) Series 2013, 2%, tender 8/1/18 (a)(c)	8,000	8,002
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,710	5,614
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,269
Series 2013, 5% 10/15/27	10,000	11,135
Series 2015 1, 5% 3/15/31	3,725	4,172
Series 2016, 5% 9/15/29	28,000	31,868
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,250	1,472
5% 8/15/30	2,150	2,502
Series 2017, 5% 8/15/27	1,200	1,422
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,186
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,202
5% 12/1/33 (FSA Insured)	4,430	5,010
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
0% 12/1/28 (f)	1,250	1,378
0% 12/1/33 (f)	1,250	1,373
Series 2017 A1:
5% 12/1/22	500	561
5% 12/1/23	550	628
5% 12/1/29	1,500	1,750
5% 12/1/34	1,000	1,142
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (c)	1,770	2,034
5% 7/1/31 (c)	2,500	2,864
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	1,000	1,122
5% 8/1/24	750	851
5% 8/1/25	800	914
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,388
5% 8/1/29	10,465	11,762
5% 8/1/30	11,025	12,362
5% 8/1/31	11,615	13,008
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	14,887
5% 9/1/21	6,000	6,338
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,559
5% 9/1/20 (FSA Insured)	1,000	1,068
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,554

TOTAL PENNSYLVANIA		232,007

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,295
5% 9/1/36	320	337
Series 2016, 5% 5/15/39	5,640	6,116
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,403
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	3,830	3,837
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,051
5% 6/1/28	2,400	2,680

TOTAL RHODE ISLAND		31,719

South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	1,000	1,107
5% 3/1/24	1,000	1,150
5% 3/1/25	1,000	1,163
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,528
5% 12/1/29	3,250	3,651
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,414
5% 2/1/24	1,000	1,133
5% 2/1/26	1,700	1,964
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,004
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (c)	2,300	2,712
5% 7/1/30 (c)	4,930	5,744
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,525	7,053
Series 2014 A:
5% 12/1/49	2,700	2,863
5.5% 12/1/54	17,800	19,359
Series 2014 C:
5% 12/1/25	4,000	4,436
5% 12/1/26	4,000	4,451
5% 12/1/27	3,100	3,434
5% 12/1/46	3,645	3,890
Series 2016 B:
5% 12/1/35	6,435	7,069
5% 12/1/36	9,555	10,460
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,695	1,972

TOTAL SOUTH CAROLINA		92,557

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	1,000	1,130
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,012
Series 2014 B:
5% 11/1/24	1,235	1,419
5% 11/1/25	1,210	1,383
5% 11/1/26	200	226
Series 2017:
5% 7/1/24	450	516
5% 7/1/27	375	441
5% 7/1/33	1,750	2,000
5% 7/1/35	1,400	1,582

TOTAL SOUTH DAKOTA		9,709

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	1,000	1,158
5% 7/1/30	1,200	1,385
Jackson Hosp. Rev. 5.75% 4/1/41	945	948
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,317
5% 9/1/24	1,025	1,148
Series 2017:
5% 4/1/24	1,000	1,115
5% 4/1/25	1,355	1,525
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 2%, tender 8/1/18 (a)(c)	1,400	1,400
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,355
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,085	12,870

TOTAL TENNESSEE		28,221

Texas - 13.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,045	3,215
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,770	3,085
Austin Cmnty. College District Rev.:
(Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,233
(Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,025
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,680
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,337
5% 1/1/32	1,000	1,111
5% 1/1/34	2,000	2,207
5% 1/1/40	5,500	6,019
Series 2016:
5% 1/1/31	2,375	2,656
5% 1/1/32	5,000	5,574
5% 1/1/35	3,335	3,683
5% 1/1/36	1,625	1,790
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,710	5,641
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,185	6,111
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,634
Series 2014 C, 5% 2/15/44	4,800	5,316
Series 2016:
5% 2/15/22	5,000	5,528
5% 2/15/23	5,000	5,639
5% 2/15/24	25,135	28,834
5% 2/15/25	21,430	24,905
5% 2/15/27	3,580	4,176
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,345	9,052
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	3,890
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	2,915
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,315	7,176
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,044
Series 2014 B:
5% 11/1/26 (c)	3,005	3,292
5% 11/1/27 (c)	1,280	1,400
5% 11/1/28 (c)	2,845	3,106
5% 11/1/30 (c)	5,435	5,910
5% 11/1/31 (c)	11,485	12,474
5% 11/1/32 (c)	14,530	15,768
5% 11/1/33 (c)	10,000	10,835
5% 11/1/34 (c)	2,365	2,561
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,425	4,852
Series 2014, 5% 2/15/24	5,940	6,780
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	60	66
5%, tender 2/15/22 (a)	3,675	4,040
Denton Independent School District Series 2016, 0% 8/15/25	2,855	2,352
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,191
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,112
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	3,180	3,137
Series D, 1.5%, tender 8/1/21 (a)	5,730	5,618
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,840	3,136
Series 2016, 5% 2/15/26	3,635	4,267
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,678
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	41,800	47,190
Series 2013 B:
5% 4/1/53	1,165	1,275
5.25% 10/1/51	2,500	2,795
5.5% 4/1/53	5,900	6,601
Series 2013 C, 5.125% 10/1/43	2,500	2,739
Series 2018 A:
5% 10/1/31	5,115	6,040
5% 10/1/32	4,335	5,111
5% 10/1/33	6,610	7,762
5% 10/1/34	5,000	5,844
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,075	1,195
5% 8/15/25	3,860	4,281
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,457
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,473
Series 2012 A, 5% 7/1/23 (c)	2,400	2,633
Series 2018 A:
5% 7/1/26 (c)	1,685	1,933
5% 7/1/27 (c)	2,110	2,442
5% 7/1/28 (c)	1,000	1,168
Series 2018 B:
5% 7/1/28	3,200	3,813
5% 7/1/29	12,500	14,787
5% 7/1/30	6,575	7,747
Series A, 5.5% 7/1/39	6,000	6,018
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,155	2,427
5% 3/1/24	10,000	11,437
5% 3/1/25	4,200	4,857
Houston Util. Sys. Rev.:
Series 2007, 5% 11/15/18	605	607
Series 2014 C, 5% 5/15/28	2,600	2,962
Series 2016 B, 5% 11/15/33	2,400	2,770
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	500	565
5% 10/15/26	700	800
5% 10/15/27	500	568
5% 10/15/29	650	730
5% 10/15/31	1,020	1,136
5% 10/15/35	1,465	1,604
5% 10/15/36	995	1,087
5% 10/15/39	1,250	1,362
5% 10/15/44	1,485	1,614
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,400	1,568
5% 11/1/31 (c)	3,160	3,533
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/32	4,700	5,484
5% 5/15/34	2,500	2,899
5% 5/15/36	2,500	2,883
Series 2015 B:
5% 5/15/25	6,810	7,892
5% 5/15/27	3,000	3,422
5% 5/15/28	2,930	3,324
5% 5/15/29	8,500	9,587
Series 2015 D:
5% 5/15/22	850	943
5% 5/15/23	700	791
5% 5/15/24	1,220	1,398
5% 5/15/26	1,400	1,603
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,375
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	2,020	2,331
5% 8/15/25	2,500	2,918
5% 8/15/26	1,550	1,828
5% 8/15/27	1,610	1,917
5% 8/15/30	2,400	2,793
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,487
5% 4/1/28	1,435	1,614
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	4,380	4,305
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,098
4% 12/15/24	1,825	1,943
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,275	1,461
5% 1/1/33	1,320	1,519
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	485	554
5% 1/1/31	680	775
5% 1/1/32	3,000	3,428
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,860	14,232
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,000	1,122
Series 2014 A:
5% 1/1/23	1,785	2,003
5% 1/1/24	5,000	5,701
Series 2015 B:
5% 1/1/29	10,000	11,387
5% 1/1/30	5,000	5,678
Series 2016 A, 5% 1/1/39	7,000	7,844
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (a)(d)	23,675	24,137
Plano Independent School District 5% 2/15/19	5,800	5,926
Rockwall Independent School District Series 2015, 0% 2/15/25	1,665	1,403
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,239
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	7,080	7,054
Series 2012, 5.25% 2/1/25	3,200	3,765
Series 2017:
5% 2/1/29	1,500	1,777
5% 2/1/30	1,000	1,181
5% 2/1/31	1,500	1,767
5% 2/1/33	1,200	1,402
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,338
5% 9/15/24	7,490	8,314
5% 9/15/25	9,295	10,294
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,500	13,345
Series 2012, 5% 5/15/22	6,000	6,674
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,172
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,272
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,125
5% 8/15/26	1,530	1,713
5% 8/15/28	1,620	1,803
5% 8/15/33	3,800	4,194
5.5% 9/1/43	5,350	5,854
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	5,755
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,702
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,166
Series 2016 A:
5% 2/15/25	5,750	6,629
5% 2/15/34	2,100	2,394
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,640	6,401
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,545	1,600
5% 8/1/21 (c)	1,530	1,665
Series 2011 C:
5% 8/1/20 (c)	1,625	1,729
5% 8/1/21 (c)	1,460	1,589
Series 2013 B, 5% 8/1/25 (c)	12,075	13,580
Series 2014, 5% 8/1/26 (c)	5,170	5,898
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	16,000	18,963
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,472
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	18,466
Texas Wtr. Dev. Board Rev. Series 2017 A:
5% 4/15/22	4,250	4,717
5% 4/15/25	6,235	7,270
5% 10/15/25	2,630	3,088
5% 4/15/26	4,320	5,096
5% 4/15/29	6,500	7,744
5% 4/15/30	17,500	20,785
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,425
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,515	7,506
5.25% 2/15/25 (FSA Insured)	390	391
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	3,060	3,427
Series 2016 D:
5% 8/15/18	3,000	3,013
5% 8/15/20	2,000	2,138
5% 8/15/21	2,310	2,530
5% 8/15/22	2,500	2,800
Series 2016 E, 5% 8/15/22	2,685	3,007
Series 2016 J, 5% 8/15/22	3,190	3,573
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,745	1,948
5% 7/1/29	1,790	2,093

TOTAL TEXAS		859,830

Utah - 0.2%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009, 5% 8/15/18	2,500	2,511
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,155	1,338
5% 7/1/28 (c)	4,000	4,647
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	3,000	3,351

TOTAL UTAH		11,847

Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,084
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,444
5% 6/15/29	1,425	1,576
5% 6/15/33	1,520	1,672
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,500	1,796
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	638
5% 6/15/32	1,800	1,999
5% 6/15/34	2,300	2,538
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,705	6,718
Series 2017 E, 5% 2/1/31	10,600	12,616
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	9,140	10,904
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,345	7,569
5% 5/15/30	12,395	14,729
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	8,033
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,257
5% 1/1/33	2,590	2,908

TOTAL VIRGINIA		78,481

Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,749
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,925
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,100
5% 1/1/23	1,000	1,110
5% 1/1/24	2,330	2,582
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	8,817
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	1,935
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,750	5,388
Series 2016:
5% 2/1/27	1,240	1,440
5% 2/1/29	2,500	2,871
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	987
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,273
5% 12/1/19	1,385	1,427
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,080	1,267
5% 1/1/36	1,175	1,350
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,500	2,809
5% 6/1/24	3,530	3,944
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,850	17,440
Series 2018 D:
5% 8/1/32	25,025	29,389
5% 8/1/33	22,065	25,816
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,385
Series R-2017 A:
5% 8/1/27	1,785	2,095
5% 8/1/28	1,785	2,091
5% 8/1/30	1,785	2,077
Washington Health Care Facilities Auth. Rev.:
( Providence Health Systems Proj.) Series 2018 B, 5% 10/1/28	2,000	2,395
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,200	2,362
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	245	279
5% 7/1/26	1,995	2,284
5% 7/1/29	3,190	3,680
5% 7/1/34	630	711
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/27	2,500	2,965
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,735	4,257
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,250	2,534
Series 2015, 5% 1/1/29	1,300	1,461
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	626
5% 10/1/31	1,335	1,472
Series 2016 A, 5% 10/1/30	1,275	1,410

TOTAL WASHINGTON		151,703

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,423
Wisconsin - 0.9%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (b)	1,280	1,396
5% 5/15/30 (b)	1,170	1,279
5.25% 5/15/37 (b)	355	389
5.25% 5/15/42 (b)	435	475
5.25% 5/15/47 (b)	435	473
5.25% 5/15/52 (b)	815	884
Series 2017 B-1 3.95% 11/15/24 (b)	370	376
Series 2017 B-2, 3.5% 11/15/23 (b)	470	474
Series 2017 B-3, 3% 11/15/22 (b)	645	646
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (b)(d)	915	976
5% 10/1/48 (b)(d)	1,105	1,174
5% 10/1/53 (b)(d)	1,880	1,986
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	735	792
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,265	1,363
Series 2014 A:
5% 11/15/24	8,765	10,080
5% 11/15/27	6,710	7,553
Series 2014:
5% 5/1/26	835	915
5% 5/1/28	1,800	1,958
5% 5/1/29	890	965
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,295	1,422
Series 2017 A:
5% 9/1/34	1,800	1,969
5% 9/1/36	2,165	2,359
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,800	1,931
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,135
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,985	7,927
Series 2012:
5% 6/1/27	1,800	1,944
5% 6/1/32	1,025	1,099
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,834
5% 6/1/39	2,415	2,561

TOTAL WISCONSIN		58,335

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,597
TOTAL MUNICIPAL BONDS
(Cost $6,052,178)		6,115,496

Municipal Notes - 4.1%
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(g)	25,360	$25,360
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	4,200	4,206
New Jersey - 0.6%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	5,250	5,263
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	3,886	3,896
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	13,130	13,182
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	3,970	3,973
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	3,978	3,983
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	4,300	4,304
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	4,500	4,507

TOTAL NEW JERSEY		39,108

New York - 2.9%
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	5,400	5,402
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	3,600	3,602
Gloversville School District BAN Series 2017, 2.25% 10/19/18	6,800	6,812
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	5,900	5,903
Nassau County Gen. Oblig. TAN Series 2017 B, 3% 9/18/18	7,800	7,825
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	9,200	9,208
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	9,700	9,703
Rome City School District BAN Series 2017, 2.25% 8/3/18	12,500	12,505
Schoharie County BAN Series 2017, 2.5% 11/8/18	11,000	11,035
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	11,400	11,405
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	55,900	55,988
Series 2017, 2.5% 7/25/18	29,600	29,617
Syracuse Gen. Oblig. RAN Series B, 2.25% 7/10/18	21,600	21,603

TOTAL NEW YORK		190,608

Ohio - 0.1%
Avon Lake BAN Series 2017, 2.5% 7/11/18	8,500	8,502
TOTAL MUNICIPAL NOTES
(Cost $267,953)		267,784
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $112,000)	111,988,801	112,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $6,432,131)		6,495,280
NET OTHER ASSETS (LIABILITIES) - 0.6%		38,828
NET ASSETS - 100%		$6,534,108

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,645,000 or 0.9% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$271
Total	$271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.9%
Transportation	16.1%
Health Care	15.7%
Escrowed/Pre-Refunded	8.2%
Electric Utilities	7.2%
Others* (Individually Less Than 5%)	16.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,320,131)	$6,383,280
Fidelity Central Funds (cost $112,000)	112,000
Total Investment in Securities (cost $6,432,131)		$6,495,280
Cash		50,929
Receivable for fund shares sold		4,648
Interest receivable		83,568
Distributions receivable from Fidelity Central Funds		91
Other receivables		18
Total assets		6,634,534
Liabilities
Payable for investments purchased
Regular delivery	$3,522
Delayed delivery	85,177
Payable for fund shares redeemed	5,999
Distributions payable	3,566
Accrued management fee	1,329
Distribution and service plan fees payable	61
Other affiliated payables	700
Other payables and accrued expenses	72
Total liabilities		100,426
Net Assets		$6,534,108
Net Assets consist of:
Paid in capital		$6,471,492
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		(1,157)
Net unrealized appreciation (depreciation) on investments		63,149
Net Assets		$6,534,108
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,286 ÷ 8,041.7 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class M:
Net Asset Value and redemption price per share ($15,518 ÷ 1,517.5 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class C:
Net Asset Value and offering price per share ($48,485 ÷ 4,736.6 shares)(a)		$10.24
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,188,121 ÷ 507,378.0 shares)		$10.23
Class I:
Net Asset Value, offering price and redemption price per share ($1,199,698 ÷ 117,142.8 shares)		$10.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$93,611
Income from Fidelity Central Funds		271
Total income		93,882
Expenses
Management fee	$7,932
Transfer agent fees	3,751
Distribution and service plan fees	386
Accounting fees and expenses	360
Custodian fees and expenses	23
Independent trustees' fees and expenses	14
Registration fees	158
Audit	30
Legal	5
Miscellaneous	25
Total expenses before reductions	12,684
Expense reductions	(23)
Total expenses after reductions		12,661
Net investment income (loss)		81,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(552)
Total net realized gain (loss)		(552)
Change in net unrealized appreciation (depreciation) on investment securities		(101,040)
Net gain (loss)		(101,592)
Net increase (decrease) in net assets resulting from operations		$(20,371)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,221	$157,196
Net realized gain (loss)	(552)	6,307
Change in net unrealized appreciation (depreciation)	(101,040)	101,842
Net increase (decrease) in net assets resulting from operations	(20,371)	265,345
Distributions to shareholders from net investment income	(81,163)	(156,998)
Distributions to shareholders from net realized gain	(5,075)	(1,849)
Total distributions	(86,238)	(158,847)
Share transactions - net increase (decrease)	129,453	478,270
Total increase (decrease) in net assets	22,844	584,768
Net Assets
Beginning of period	6,511,264	5,926,496
End of period	$6,534,108	$6,511,264
Other Information
Undistributed net investment income end of period	$624	$566

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.21	$10.51	$10.56	$10.18	$10.66
Income from Investment Operations
Net investment income (loss)A	.114	.238	.231	.234	.256	.272
Net realized and unrealized gain (loss)	(.162)	.192	(.262)	(.048)	.388	(.460)
Total from investment operations	(.048)	.430	(.031)	.186	.644	(.188)
Distributions from net investment income	(.114)	(.237)	(.231)	(.234)	(.257)	(.271)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.122)	(.240)	(.269)	(.236)	(.264)	(.292)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.40	$10.21	$10.51	$10.56	$10.18
Total ReturnC,D,E	(.46)%	4.25%	(.34)%	1.79%	6.38%	(1.78)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.69%	.68%	.69%	.67%	.66%
Expenses net of fee waivers, if any	.69%H	.69%	.68%	.69%	.67%	.66%
Expenses net of all reductions	.68%H	.69%	.67%	.69%	.67%	.65%
Net investment income (loss)	2.24%H	2.29%	2.19%	2.24%	2.45%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$82	$91	$134	$148	$115	$108
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.21	$10.51	$10.55	$10.17	$10.65
Income from Investment Operations
Net investment income (loss)A	.115	.239	.235	.239	.260	.273
Net realized and unrealized gain (loss)	(.152)	.183	(.262)	(.039)	.388	(.460)
Total from investment operations	(.037)	.422	(.027)	.200	.648	(.187)
Distributions from net investment income	(.115)	(.239)	(.235)	(.238)	(.261)	(.272)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.123)	(.242)	(.273)	(.240)	(.268)	(.293)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.39	$10.21	$10.51	$10.55	$10.17
Total ReturnC,D,E	(.35)%	4.17%	(.30)%	1.93%	6.43%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.66%	.64%	.65%	.63%	.64%
Expenses net of fee waivers, if any	.65%H	.66%	.64%	.65%	.63%	.64%
Expenses net of all reductions	.65%H	.66%	.64%	.65%	.63%	.64%
Net investment income (loss)	2.27%H	2.31%	2.22%	2.28%	2.48%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$16	$18	$19	$19	$18	$17
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.22	$10.52	$10.56	$10.18	$10.66
Income from Investment Operations
Net investment income (loss)A	.075	.160	.152	.156	.176	.191
Net realized and unrealized gain (loss)	(.152)	.183	(.262)	(.038)	.389	(.460)
Total from investment operations	(.077)	.343	(.110)	.118	.565	(.269)
Distributions from net investment income	(.075)	(.160)	(.152)	(.156)	(.178)	(.190)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.083)	(.163)	(.190)	(.158)	(.185)	(.211)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.24	$10.40	$10.22	$10.52	$10.56	$10.18
Total ReturnC,D,E	(.74)%	3.37%	(1.08)%	1.13%	5.58%	(2.54)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Expenses net of all reductions	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Net investment income (loss)	1.48%H	1.54%	1.44%	1.49%	1.69%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$48	$54	$61	$60	$61	$62
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.21	$10.51	$10.55	$10.17	$10.65
Income from Investment Operations
Net investment income (loss)A	.130	.270	.265	.269	.287	.301
Net realized and unrealized gain (loss)	(.153)	.183	(.262)	(.038)	.389	(.459)
Total from investment operations	(.023)	.453	.003	.231	.676	(.158)
Distributions from net investment income	(.129)	(.270)	(.265)	(.269)	(.289)	(.301)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.137)	(.273)	(.303)	(.271)	(.296)	(.322)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.39	$10.21	$10.51	$10.55	$10.17
Total ReturnC,D	(.21)%	4.48%	(.01)%	2.23%	6.71%	(1.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.36%	.35%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.37%G	.36%	.35%	.36%	.37%	.37%
Expenses net of all reductions	.37%G	.36%	.35%	.36%	.36%	.37%
Net investment income (loss)	2.55%G	2.61%	2.51%	2.57%	2.75%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$5,188	$5,372	$4,953	$4,746	$4,453	$3,890
Portfolio turnover rateH	14%G	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.22	$10.52	$10.57	$10.19	$10.67
Income from Investment Operations
Net investment income (loss)A	.126	.263	.257	.261	.282	.295
Net realized and unrealized gain (loss)	(.162)	.193	(.261)	(.048)	.389	(.459)
Total from investment operations	(.036)	.456	(.004)	.213	.671	(.164)
Distributions from net investment income	(.126)	(.263)	(.258)	(.261)	(.284)	(.295)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.134)	(.266)	(.296)	(.263)	(.291)	(.316)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.24	$10.41	$10.22	$10.52	$10.57	$10.19
Total ReturnC,D	(.34)%	4.50%	(.09)%	2.05%	6.65%	(1.55)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.43%	.44%	.41%	.42%
Expenses net of fee waivers, if any	.44%G	.44%	.43%	.44%	.41%	.42%
Expenses net of all reductions	.44%G	.44%	.43%	.44%	.41%	.42%
Net investment income (loss)	2.48%G	2.54%	2.43%	2.49%	2.70%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$1,200	$976	$760	$663	$609	$468
Portfolio turnover rateH	14%G	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$117,119
Gross unrealized depreciation	(53,557)
Net unrealized appreciation (depreciation)	$63,562
Tax cost	$6,431,718

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $760,552 and $428,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$108	$4
Class M	-%	.25%	22	–(a)
Class C	.75%	.25%	256	16
			$386	$20

 (a) In the amount of less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M(a)	–
Class C(b)	4
$11

 (a) In the amount of less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$72.17
Class M	12.13
Class C	43.17
Intermediate Municipal Income	2,735.10
Class I	889.17
	$3,751

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$958	$2,481
Class M	195	431
Class C	376	884
Intermediate Municipal Income	67,040	132,666
Class I	12,594	20,536
Total	$81,163	$156,998
From net realized gain
Class A	$70	$28
Class M	14	5
Class C	41	16
Intermediate Municipal Income	4,179	1,527
Class I	771	273
Total	$5,075	$1,849

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	534	1,569	$5,488	$16,212
Reinvestment of distributions	92	224	942	2,317
Shares redeemed	(1,337)	(6,176)	(13,697)	(63,672)
Net increase (decrease)	(711)	(4,383)	$(7,267)	$(45,143)
Class M
Shares sold	45	166	$459	$1,714
Reinvestment of distributions	19	40	198	417
Shares redeemed	(325)	(269)	(3,323)	(2,792)
Net increase (decrease)	(261)	(63)	$(2,666)	$(661)
Class C
Shares sold	174	473	$1,775	$4,910
Reinvestment of distributions	36	77	371	800
Shares redeemed	(691)	(1,278)	(7,078)	(13,247)
Net increase (decrease)	(481)	(728)	$(4,932)	$(7,537)
Intermediate Municipal Income
Shares sold	81,304	132,929	$832,757	$1,375,900
Reinvestment of distributions	4,791	8,809	48,983	91,199
Shares redeemed	(95,561)	(110,185)	(977,484)	(1,138,030)
Net increase (decrease)	(9,466)	31,553	$(95,744)	$329,069
Class I
Shares sold	35,564	61,657	$364,419	$641,157
Reinvestment of distributions	1,210	1,691	12,384	17,540
Shares redeemed	(13,349)	(44,009)	(136,741)	(456,155)
Net increase (decrease)	23,425	19,339	$240,062	$202,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	.69%
Actual		$1,000.00	$995.40	$3.41
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class M	.65%
Actual		$1,000.00	$996.50	$3.22
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class C	1.44%
Actual		$1,000.00	$992.60	$7.11
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Intermediate Municipal Income	.37%
Actual		$1,000.00	$997.90	$1.83
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.44%
Actual		$1,000.00	$996.60	$2.18
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ALIM-SANN-0818
1.820155.112

Fidelity® Intermediate Municipal Income Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2018

% of fund's net assets
Illinois	14.7
Texas	13.2
Florida	12.8
New York	8.2
California	4.7

Top Five Sectors as of June 30, 2018

% of fund's net assets
General Obligations	35.9
Transportation	16.1
Health Care	15.7
Escrowed/Pre-Refunded	8.2
Electric Utilities	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2018
AAA	8.0%
AA,A	66.0%
BBB	13.6%
BB and Below	1.5%
Not Rated	4.5%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.6%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$6,776
5% 3/1/30	6,305	7,043
5% 3/1/31	6,320	7,046
5% 3/1/32	5,075	5,644
5% 3/1/33	7,380	8,181
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,519
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,246
5% 3/1/27	4,030	4,464
5% 3/1/28	4,350	4,800
5% 3/1/29	3,570	3,924
5% 3/1/30	4,305	4,711

TOTAL ALABAMA		62,354

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,424
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	8,836
North Slope Borough Gen. Oblig.:
Series 2015 A, 5% 6/30/19	600	620
Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,745	1,856

TOTAL ALASKA		19,736

Arizona - 3.2%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,500	2,522
5.25% 10/1/20 (FSA Insured)	6,695	6,984
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,106
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,340
Series 2017:
5% 7/1/23	3,675	4,139
5% 7/1/25	3,345	3,867
5% 7/1/28	1,510	1,770
5% 7/1/32	3,000	3,475
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,199
5% 7/1/28	7,470	8,564
5% 7/1/29	8,140	9,298
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,085
5% 7/1/25 (FSA Insured)	2,125	2,457
5% 7/1/26 (FSA Insured)	3,670	4,235
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)	14,800	16,507
Series C, 5%, tender 10/18/24 (a)	10,000	11,453
Series 2016 A:
4% 1/1/24	6,500	7,081
5% 1/1/22	2,500	2,751
5% 1/1/23	5,000	5,612
5% 1/1/24	2,050	2,339
5% 1/1/25	7,785	8,990
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (b)	800	812
6% 1/1/48 (b)	5,055	5,170
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,100
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	1,942
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,250	2,608
5% 7/1/28 (c)	3,175	3,664
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,118
Series 2011 C, 5% 7/1/21	1,000	1,091
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,665
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 2.05%, tender 8/1/18 (a)(c)	32,300	32,308
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,288
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,181
Series 2012 A:
5% 7/1/22	500	557
5% 7/1/23	1,100	1,223
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	5,100	6,063
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (b)	505	541
6.125% 10/1/52 (b)	505	539
Series 2017 B:
4% 10/1/23 (b)	7,700	7,741
6% 10/1/37 (b)	255	272

TOTAL ARIZONA		210,657

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,160	3,243
California - 4.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,700	1,788
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,476
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,083
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,409
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,796
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,425
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,865	5,403
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2009:
6% 4/1/38	3,935	4,062
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,160	2,235
Series 2016, 5% 9/1/29	2,835	3,355
5% 8/1/26	15,000	17,982
5% 8/1/29	7,175	8,480
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,032
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	101
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,557
Series 2011 D, 5% 8/15/35	3,000	3,248
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (c)	1,980	2,305
5% 12/31/28 (c)	1,600	1,858
5% 6/30/29 (c)	2,000	2,313
5% 12/31/29 (c)	1,000	1,154
5% 6/30/31 (c)	3,100	3,565
5% 12/31/31 (c)	3,000	3,442
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 2.05%, tender 8/1/18 (a)(b)(c)	17,200	17,204
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	4,839
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	4,000	4,429
5.25% 10/1/25	4,000	4,422
Series 2012 A:
5% 4/1/21	7,000	7,615
5% 4/1/22	2,100	2,341
5% 4/1/23	5,000	5,584
Series 2012 G:
5% 11/1/23	1,000	1,132
5% 11/1/24	1,000	1,128
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,509
5% 12/1/21	2,500	2,767
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,388
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	644
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,815
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,155
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,574
Series 2017 A1:
5% 6/1/25	4,000	4,582
5% 6/1/26	1,000	1,155
Series A, 0% 6/1/24 (AMBAC Insured)	6,015	5,178
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,197
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	3,984
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,607
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,850
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,093
5% 7/1/23	3,800	4,149
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,227
5% 7/1/20	2,000	2,070
5% 7/1/21	1,500	1,552
5% 7/1/22	2,250	2,326
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,522
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,117
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,147
5% 8/1/28	1,000	1,175
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,499
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	5,000	5,525
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,155	1,325
5% 9/1/28	1,595	1,785
5% 9/1/32	1,685	1,852
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,373
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	750
5.25% 7/1/21	700	770
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,514
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	8,781
5.25% 8/1/26	2,200	2,284
5.5% 8/1/20	2,000	2,082
Series 2009 B, 5% 8/1/18	7,355	7,376
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,913
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,063
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,469
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,949
0% 8/1/37	2,000	970
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,836
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,264
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,091
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,061
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,821

TOTAL CALIFORNIA		308,523

Colorado - 1.0%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,129
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,830	11,728
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,207
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	7,915
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/24 (c)	2,295	2,631
5% 11/15/27 (c)	1,055	1,223
5% 11/15/28 (c)	5,000	5,776
5% 11/15/29 (c)	5,000	5,758
5% 11/15/30 (c)	4,000	4,596
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,563
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,693
Series 2010 A:
0% 9/1/35	2,000	1,048
0% 9/1/37	3,000	1,447
0% 9/1/38	3,760	1,736

TOTAL COLORADO		66,450

Connecticut - 0.9%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,273
Series 2016 A, 5% 3/15/26	3,030	3,410
Series 2016 E:
5% 10/15/26	3,545	4,009
5% 10/15/29	5,125	5,752
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2015 A, 2.05%, tender 7/21/21 (a)(d)	35,640	35,650
Series 2018 S:
5% 7/1/26	2,265	2,613
5% 7/1/29	1,000	1,167

TOTAL CONNECTICUT		55,874

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,286
5% 1/1/24	1,270	1,436
5% 1/1/25	2,750	3,122

TOTAL DELAWARE, NEW JERSEY		7,844

District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,200	4,570
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,023
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/29 (c)	5,605	6,553
5% 10/1/31 (c)	2,405	2,787
5% 10/1/34 (c)	2,000	2,296
5% 10/1/36 (c)	1,875	2,145
Series 2018 A:
5% 10/1/28 (c)(d)	4,000	4,755
5% 10/1/29 (c)(d)	4,150	4,917
5% 10/1/30 (c)(d)	3,260	3,838
5% 10/1/31 (c)(d)	4,675	5,485
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	8,230	9,590

TOTAL DISTRICT OF COLUMBIA		53,959

Florida - 12.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,761
5% 7/1/30	7,455	8,429
Series 2015 C, 5% 7/1/24	3,000	3,442
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,451
Series 2017:
5% 10/1/28 (c)	1,000	1,163
5% 10/1/30 (c)	2,110	2,432
5% 10/1/31 (c)	3,190	3,668
Series A:
5% 10/1/29 (c)	4,210	4,751
5% 10/1/31 (c)	3,000	3,363
5% 10/1/32 (c)	4,000	4,473
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,495	1,644
5% 7/1/26	4,450	4,879
Series 2012 A:
5% 7/1/21	5,380	5,850
5% 7/1/22	5,000	5,551
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,140	4,608
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	20,135	22,410
Series 2015 A:
5% 7/1/26	11,500	13,271
5% 7/1/27	9,165	10,538
5% 7/1/28	4,000	4,583
Series 2015 B:
5% 7/1/25	2,160	2,505
5% 7/1/26	11,670	13,467
5% 7/1/27	7,900	9,084
5% 7/1/28	13,510	15,478
Series 2016, 5% 7/1/32	2,500	2,865
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,710	2,939
5% 6/1/22	2,160	2,395
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,431
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,245	2,476
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,365	2,608
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,021
5% 7/1/28	1,000	1,142
5% 7/1/30	6,630	7,528
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	2,895
Series 2011 C:
5% 6/1/20	12,380	13,152
5% 6/1/22	10,000	10,880
Series 2011 E, 5% 6/1/24	5,000	5,431
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,081
5% 10/1/28	5,000	5,640
5% 10/1/29	2,725	3,060
5% 10/1/30	2,475	2,769
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,123
5% 10/1/31	2,000	2,309
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,541
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,159
Series 2015 B:
5% 10/1/24	1,000	1,153
5% 10/1/27	1,500	1,730
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,480	4,035
5% 10/1/30 (c)	2,030	2,334
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,433
5% 6/1/35	2,500	2,736
5% 6/1/46	2,340	2,515
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 5% 11/15/18	2,000	2,025
Series 2008:
6% 11/15/37	11,970	12,729
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	32
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,360	1,446
5% 9/1/21 (c)	1,300	1,410
5% 9/1/22 (c)	1,650	1,826
5% 9/1/23 (c)	2,000	2,248
5% 9/1/24 (c)	2,200	2,495
5% 9/1/25 (c)	2,215	2,532
5% 9/1/26 (c)	2,265	2,614
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	3,883
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,043
5% 7/1/25	2,000	2,300
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,926
5% 9/1/22	2,270	2,357
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,880	8,098
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,463
5% 10/1/23	5,320	5,941
JEA Wtr. & Swr. Sys. Rev. Series 2010 C:
5% 10/1/20	560	574
5% 10/1/20 (Pre-Refunded to 4/1/19 @ 100)	1,225	1,256
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,130
5% 6/1/26 (FSA Insured)	1,800	2,025
5% 6/1/28 (FSA Insured)	500	558
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,332
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,038
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,848
Series 2010, 5% 10/1/22	3,060	3,258
Series 2012 A:
5% 10/1/22 (c)	3,000	3,330
5% 10/1/24 (c)	10,000	11,034
5% 10/1/24	2,165	2,407
Series 2014 A:
5% 10/1/27 (c)	1,825	2,066
5% 10/1/29 (c)	2,805	3,165
5% 10/1/33 (c)	5,600	6,247
5% 10/1/37	7,400	8,264
Series 2015 A, 5% 10/1/35 (c)	2,500	2,780
Series 2016 A:
5% 10/1/30	2,500	2,892
5% 10/1/31	1,000	1,155
Series 2017 B, 5% 10/1/20 (c)	3,685	3,929
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,498
Series 2016:
5% 10/1/28	5,545	6,411
5% 10/1/29	4,105	4,710
5% 10/1/30	7,430	8,490
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,628
Series 2014 A, 5% 7/1/44	2,900	3,193
Series A:
5% 7/1/31	1,500	1,720
5% 7/1/32	3,980	4,554
5% 7/1/33	3,300	3,764
5% 7/1/34	1,000	1,136
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,657
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,607
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,386
5% 11/1/25	12,235	13,930
5% 11/1/26	7,950	9,131
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,799
Series 2015 B, 5% 5/1/28	13,690	15,459
Series 2015 D:
5% 2/1/29	4,050	4,589
5% 2/1/30	6,500	7,347
Series 2016 A:
5% 8/1/27	7,560	8,731
5% 5/1/31	19,770	22,377
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,275	1,384
5% 7/1/42	1,675	1,817
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,074
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,482
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,210	2,233
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,329
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	535	541
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,720
Series 2012 A, 5% 10/1/42	12,650	13,693
Series 2012 B, 5% 10/1/42	5,200	5,629
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Escrowed to Maturity)	2,585	2,615
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	4,000	4,476
Series 2015 C, 5% 8/1/29	7,000	8,026
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,127
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,563
5% 10/1/20	3,500	3,751
Series 2012 A:
5% 10/1/23	1,700	1,944
5% 10/1/25	900	1,057
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	340	378
5% 12/1/24	680	764
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,920	2,136
5% 8/1/23	1,150	1,305
5% 8/1/24	1,310	1,504
5% 8/1/25	4,685	5,434
5% 8/1/26	1,935	2,267
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	22,555	26,422
Series 2014 B, 5% 8/1/25	3,200	3,711
Series 2015 B:
5% 8/1/25	1,625	1,885
5% 8/1/27	8,285	9,511
5% 8/1/28	5,485	6,278
Series 2015 D:
5% 8/1/26	24,065	27,877
5% 8/1/27	10,910	12,600
5% 8/1/28	3,730	4,295
5% 8/1/26	10,460	12,066
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,169
5.25% 10/1/18 (Escrowed to Maturity)	2,945	2,973
Series 2011, 5% 10/1/24	8,600	9,423
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,230
5% 7/1/27	4,255	4,716
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,252
5% 7/1/24	1,750	1,996
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,600
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,772
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,535	2,885
5% 8/15/25	4,100	4,710
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	551
5% 12/1/20	100	106
5% 12/1/21	1,130	1,226
Series 2015 A, 5% 12/1/40	1,800	1,945
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,500	3,265
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,405	2,753
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,567
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/18 (FSA Insured) (c)	10,515	10,600
5% 10/1/19 (FSA Insured) (c)	5,965	6,196
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,094
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,652

TOTAL FLORIDA		834,530

Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,153
5% 11/1/29	2,500	2,863
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,513
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,200
6.125% 9/1/40	10,795	11,493
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,633
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,510
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,625	1,703
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	2,997
Series 2011 A, 5% 1/1/21	9,225	9,863
Series GG:
5% 1/1/24	3,625	4,039
5% 1/1/25	1,250	1,391
5% 1/1/26	5,000	5,544
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,588
Series Q, 5% 10/1/22	2,000	2,210
Series S:
5% 10/1/22	1,275	1,409
5% 10/1/24	2,425	2,689
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	29,090	31,132
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,600	12,024
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,815
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,212

TOTAL GEORGIA		132,981

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	4,060	4,496
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/22	4,000	4,484
5% 9/1/26	3,200	3,798

TOTAL HAWAII		12,778

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,743
6.75% 11/1/37	2,600	2,643
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,631
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	2,040	2,167
5% 7/15/21	3,045	3,311
5% 7/15/22	3,385	3,754
5% 7/15/23	1,620	1,827
5% 7/15/24	1,295	1,477
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	1,295	1,497
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/27	3,235	3,811

TOTAL IDAHO		24,861

Illinois - 14.3%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,606
Series 2009 D:
5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	2,635	2,673
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,048
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,275
Series 2010 F, 5% 12/1/20	1,060	1,092
Series 2011 A:
5% 12/1/41	2,135	2,142
5.5% 12/1/39	5,900	6,015
Series 2012 A, 5% 12/1/42	1,935	1,935
Series 2015 C, 5.25% 12/1/39	1,500	1,522
Series 2016 B, 6.5% 12/1/46	700	801
Series 2017 A, 7% 12/1/46 (b)	2,400	2,872
Series 2017 C, 5% 12/1/26	905	944
Series 2017 D, 5% 12/1/27	2,500	2,611
Series 2018 A:
5% 12/1/27	6,465	6,751
5% 12/1/33	700	718
5% 12/1/34	1,400	1,434
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	16,605
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,500	7,085
Series 2014 B:
5% 1/1/19	350	356
5% 1/1/22	1,000	1,093
5% 1/1/24	3,330	3,784
Series 2016 A:
5% 1/1/29 (c)	2,220	2,478
5% 1/1/30 (c)	3,390	3,770
5% 1/1/31 (c)	2,500	2,785
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (c)	5,125	5,215
Series 2011 B, 5% 1/1/20	4,430	4,637
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	16,101
Series 2012 A, 5% 1/1/22	1,750	1,924
Series 2012 B, 5% 1/1/22 (c)	7,000	7,631
Series 2016 C:
5% 1/1/22	2,220	2,441
5% 1/1/23	1,400	1,566
5% 1/1/24	1,500	1,708
5% 1/1/25	2,250	2,588
5% 1/1/26	2,000	2,319
5% 1/1/33	2,375	2,668
5% 1/1/34	2,750	3,079
Series 2017 D:
5% 1/1/27 (c)	2,125	2,447
5% 1/1/28 (c)	475	542
5% 1/1/31 (c)	2,935	3,288
5% 1/1/33 (c)	1,500	1,668
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,545	2,826
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,735	1,903
5% 6/1/23	1,565	1,745
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,408
Chicago Wtr. Rev.:
Series 2008, 5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	759
Series 2017:
5.25% 11/1/33 (FSA Insured)	1,020	1,030
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	3,430	3,473
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,082
5% 12/15/24	1,350	1,455
Series 2012 C, 5% 12/15/25	2,120	2,274
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,067
Series 2010 G, 5% 11/15/25	2,940	3,103
Series 2011 A, 5.25% 11/15/24	1,500	1,629
Series 2012 C:
5% 11/15/22	2,060	2,289
5% 11/15/23	4,980	5,505
5% 11/15/24	18,655	20,524
5% 11/15/25 (FSA Insured)	520	568
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Pre-Refunded to 12/1/18 @ 100)	1,660	1,687
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,295	6,119
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,225	1,393
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,775
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,389
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,658
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,380	1,510
5% 8/1/24	1,525	1,704
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	600	643
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	6,840
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,425	1,651
5% 7/15/26	2,000	2,340
5% 7/15/28	2,100	2,488
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/19	3,940	4,042
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,665	3,110
5% 2/15/29	4,705	5,469
5% 2/15/36	2,265	2,579
(Presence Health) Series 2016 C, 5% 2/15/28	7,000	8,172
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,218
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	6,914
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	870	942
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	2,040	2,263
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,001
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,489
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,927
Series 2017 B, 5%, tender 12/15/22 (a)	15,465	17,298
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,184
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	5,976
Series 2009:
5% 8/15/23	3,125	3,319
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,678
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	13,679
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,268
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,528
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,090	2,294
Series 2012 A, 5% 5/15/23	1,480	1,622
Series 2012:
5% 9/1/32	8,100	8,557
5% 9/1/38	10,910	11,448
5% 11/15/43	3,265	3,435
Series 2013:
5% 11/15/26	2,675	2,944
5% 11/15/29	805	881
5% 5/15/43	7,895	8,284
Series 2015 A:
5% 11/15/21	420	459
5% 11/15/27	1,045	1,175
5% 11/15/28	1,250	1,400
5% 11/15/29	1,885	2,098
5% 11/15/32	3,475	3,844
5% 11/15/45	2,460	2,674
Series 2015 C:
5% 8/15/35	6,100	6,640
5% 8/15/44	29,100	31,277
Series 2016 A:
5% 2/15/24	1,500	1,689
5% 2/15/25	1,025	1,162
5% 2/15/26	1,500	1,706
5% 7/1/30	2,620	2,913
5% 8/15/33	3,300	3,606
5% 7/1/34	1,700	1,868
5% 7/1/36	3,175	3,474
Series 2016 C:
3.75% 2/15/34	1,285	1,288
4% 2/15/36	5,490	5,697
4% 2/15/41	16,755	17,297
5% 2/15/22	1,285	1,416
5% 2/15/24	580	662
5% 2/15/31	1,700	1,966
5% 2/15/32	12,560	14,475
5% 2/15/33	5,000	5,742
5% 2/15/41	10,935	12,424
Series 2016:
5% 5/15/28	2,450	2,787
5% 5/15/29	1,370	1,552
5% 12/1/46	3,255	3,536
Series 2017 A, 5% 8/1/47	770	835
Series 2017:
5% 7/1/29	5,180	6,040
5% 1/1/30	5,000	5,822
5% 7/1/31	8,885	10,295
5% 11/15/26	3,025	3,448
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,241
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,436
Series 2012 A:
4% 1/1/23	2,195	2,220
5% 1/1/33	3,600	3,674
Series 2012:
5% 8/1/19	4,475	4,591
5% 3/1/20	3,305	3,404
5% 3/1/21	2,750	2,864
5% 8/1/21	1,600	1,674
5% 3/1/22	5,000	5,254
5% 8/1/22	6,600	6,963
5% 8/1/23	3,410	3,613
Series 2013, 5.5% 7/1/38	4,000	4,201
Series 2014:
5% 4/1/23	7,620	8,057
5% 2/1/27	2,665	2,786
5% 4/1/28	2,130	2,223
5% 5/1/28	935	976
5% 5/1/32	2,500	2,588
5% 5/1/33	6,600	6,818
5.25% 2/1/31	10,500	11,027
Series 2016:
5% 11/1/20	4,170	4,331
5% 1/1/22	7,705	8,082
5% 2/1/23	1,575	1,663
5% 6/1/25	7,845	8,344
5% 6/1/26	1,065	1,133
5% 2/1/27	7,630	8,122
5% 2/1/28	6,145	6,519
5% 2/1/29	5,770	6,099
Series 2017 D, 5% 11/1/26	32,000	34,059
5% 2/1/26	2,260	2,371
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,362
5% 2/1/31	3,570	4,013
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,500	2,650
5% 7/1/21	2,450	2,657
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	6,065	6,909
Series 2015 A, 5% 1/1/40	12,700	14,089
Series 2016 A, 5% 12/1/31	1,785	2,038
Series 2016 B, 5% 1/1/41	20,000	22,447
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,298
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,845	2,121
0% 12/1/18 (AMBAC Insured)	3,960	3,928
0% 12/1/18 (Escrowed to Maturity)	595	591
5% 1/1/26	8,920	10,146
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,975
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,746
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,286
0% 1/15/25	7,735	6,306
0% 1/15/26	5,815	4,561
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,626
5% 2/1/27	6,000	6,811
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	2,490
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,083
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,100
0% 6/15/44 (FSA Insured)	37,400	11,490
0% 6/15/47 (FSA Insured)	3,985	1,050
Series 2012 B, 0% 12/15/51	48,500	8,928
Series 2002:
0% 12/15/23	4,135	3,364
0% 12/15/23 (Escrowed to Maturity)	100	88
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,770	12,033
5% 6/1/24	14,090	15,899
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,751
Series 2013:
6% 10/1/42	3,900	4,395
6.25% 10/1/38	3,900	4,454
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,765	4,364

TOTAL ILLINOIS		935,224

Indiana - 2.4%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,209
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32 (Pre-Refunded to 11/1/18 @ 100)	4,200	4,253
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,478
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	1,000	1,150
Series 2012:
5% 3/1/22	1,000	1,094
5% 3/1/23	1,500	1,642
5% 3/1/30	1,050	1,139
5% 3/1/41	5,310	5,681
Series 2015, 5% 3/1/36	8,300	9,195
Series 2016:
5% 9/1/26	1,000	1,159
5% 9/1/29	500	572
5% 9/1/36	2,150	2,406
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,407
Series 2015 A:
5% 10/1/26	2,475	2,851
5% 10/1/28	1,180	1,352
Series 2011 A, 5.25% 10/1/24	4,025	4,435
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	710	786
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	290	324
5% 1/1/25	715	789
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	285	318
5% 1/1/26	1,950	2,143
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	795	888
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	8,864
5% 10/1/21	5,500	5,994
Series 2016 A:
5% 10/1/24	10,900	12,412
5% 10/1/25	11,740	13,464
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,545
5% 7/15/22	1,000	1,108
5% 7/15/23	2,700	3,011
5% 7/15/24	4,185	4,675
5% 7/15/25	4,330	4,829
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,385	7,957
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	31,910	35,439

TOTAL INDIANA		159,569

Kansas - 0.2%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19	275	287
5% 11/15/19 (Escrowed to Maturity)	10	10
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,142
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,050
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,134
5% 9/1/24	4,415	4,885
Series 2012 B, 5% 9/1/24	1,500	1,660
Series 2016 A:
5% 9/1/30	1,000	1,132
5% 9/1/32	1,150	1,293

TOTAL KANSAS		12,593

Kentucky - 2.0%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	930
5% 1/1/26	600	680
5% 1/1/29	1,600	1,788
5% 1/1/30	1,675	1,869
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,775	1,953
5% 6/1/26	1,870	2,071
5% 6/1/27	1,965	2,167
5% 6/1/28	2,065	2,270
5% 6/1/29	2,170	2,375
5% 6/1/30	2,280	2,487
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	1,530	1,664
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,307
(Kentucky St Proj.) Series D, 5% 5/1/21	1,905	2,051
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,215	1,382
Series D:
5% 5/1/27	1,000	1,142
5% 5/1/28	1,000	1,136
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,225
(Proj. No. 119) Series 2018:
5% 5/1/28	5,000	5,740
5% 5/1/29	580	663
5% 5/1/31	1,465	1,680
Series 2008:
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	10,754
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	1,395	1,415
Series 2016 A:
5% 2/1/29	5,720	6,404
5% 2/1/30	5,840	6,521
5% 2/1/32	2,295	2,550
5% 2/1/33	2,850	3,156
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,809
5.75% 10/1/38	6,430	7,292
Series 2016 A:
5% 10/1/29	18,110	20,681
5% 10/1/32	3,325	3,768
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	715	762
5% 12/1/30	740	786
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,572

TOTAL KENTUCKY		129,050

Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,786
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,455
5% 12/15/23	3,000	3,413
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,393
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,500	2,807
5% 1/1/25 (c)	3,000	3,401
5% 1/1/27 (c)	2,250	2,531
Series 2017 B:
5% 1/1/29 (c)	400	455
5% 1/1/31 (c)	750	849
5% 1/1/36 (c)	650	724
5% 1/1/37 (c)	500	556
Series 2017 D2:
5% 1/1/26 (c)	750	856
5% 1/1/29 (c)	500	569
5% 1/1/30 (c)	685	777
5% 1/1/32 (c)	1,540	1,735
5% 1/1/35 (c)	1,150	1,281
5% 1/1/38 (c)	585	650
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,430

TOTAL LOUISIANA		29,668

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,420	3,550
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,270
Series 2016 A:
4% 7/1/41	2,050	1,888
4% 7/1/46	2,845	2,586
5% 7/1/41	885	929
5% 7/1/46	600	629
Series 2017 D:
5.75% 7/1/38	665	667
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,265
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,295	2,685
5% 7/1/27	2,000	2,302

TOTAL MAINE		18,771

Maryland - 2.3%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,201
5% 7/1/31	6,775	7,912
5% 7/1/33	6,835	7,942
Series 2017 D, 5% 7/1/33	5,800	6,683
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,480	1,631
5% 6/1/24	1,500	1,673
5% 6/1/25	1,500	1,683
5% 6/1/26	2,000	2,253
5% 6/1/27	1,350	1,526
5% 6/1/31	1,000	1,133
5% 6/1/32	1,000	1,131
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,250	1,411
5% 3/31/51 (c)	2,300	2,502
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,117
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	57,700	67,820
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,356
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/18	2,500	2,500
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,724
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,580
Series 2013 A:
5% 7/1/24	1,245	1,375
5% 7/1/25	1,060	1,169
Series 2015:
5% 7/1/27	1,000	1,119
5% 7/1/28	1,300	1,446
5% 7/1/29	2,200	2,433
5% 7/1/31	1,000	1,098
Series 2016 A:
4% 7/1/42	1,450	1,446
5% 7/1/33	2,250	2,490
5% 7/1/34	1,650	1,816
5% 7/1/35	625	686
5% 7/1/36	1,750	1,914

TOTAL MARYLAND		147,770

Massachusetts - 1.7%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,647
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,580	1,789
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,902
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	4,000	4,604
5% 7/1/30	3,670	4,329
Series 2017, 5% 7/1/23	1,595	1,809
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,625	13,235
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (b)	5,000	5,806
Series 2015 D, 5% 7/1/44	4,855	5,259
Series 2016 A, 5% 7/15/22	2,230	2,500
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	14,871
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	10,850
Series 2016 B, 5% 7/1/22	3,040	3,391
Series C, 5% 4/1/23	17,965	20,340
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,000
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	7,752
5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	4,700	4,860

TOTAL MASSACHUSETTS		107,944

Michigan - 3.4%
Clarkston Cmnty. Schools 5% 5/1/22	2,885	3,193
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,900
Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.149% 7/1/32 (a)(e)	5,520	5,270
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,022
5% 5/1/31 (FSA Insured)	5,000	5,734
5% 5/1/32 (FSA Insured)	750	858
5% 5/1/33 (FSA Insured)	3,120	3,559
5% 5/1/27 (FSA Insured)	1,350	1,581
5% 5/1/29 (FSA Insured)	1,945	2,256
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,822
5% 5/15/28	2,550	2,876
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	3,839
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,071
5% 11/15/21	650	709
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	19,590
5% 4/15/35	2,800	3,182
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,500	1,707
5% 12/1/24	1,750	2,015
5% 12/1/25	3,000	3,493
5% 12/1/26	1,310	1,540
5% 12/1/27	1,250	1,482
5% 12/1/28	2,000	2,358
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,669
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,546
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,456
Series 2012:
5% 11/15/36	7,100	7,777
5% 11/15/42	1,560	1,693
Series 2013:
5% 8/15/28	5,585	6,195
5% 8/15/29	2,000	2,211
Series 2015 D1:
5% 7/1/27	425	479
5% 7/1/29	1,000	1,119
5% 7/1/31	1,200	1,338
5% 7/1/32	1,000	1,113
5% 7/1/33	850	943
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,325	3,917
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,500	1,728
5% 12/1/25	1,300	1,514
5% 12/1/26	2,000	2,351
5% 12/1/27	1,335	1,583
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,100	2,476
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,236
Series 2010 F3, 4%, tender 7/1/24 (a)	24,495	26,571
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,455
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	184
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,621
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,121
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	10,566
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,446
5% 11/1/29	3,170	3,638
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,113
5% 9/1/24	2,000	2,279
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,161
5% 5/1/31	4,800	5,429
5% 5/1/32	5,100	5,746
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	250	291
5% 12/1/30	390	453
5% 12/1/31	400	463
5% 12/1/36	550	627
Series 2017 B:
5% 12/1/29 (c)	705	807
5% 12/1/30 (c)	500	571
5% 12/1/31 (c)	540	615
5% 12/1/33 (c)	385	436
5% 12/1/36 (c)	835	937
Series 2017 C:
5% 12/1/22	2,000	2,223
5% 12/1/23	2,250	2,552
5% 12/1/24	2,375	2,737
5% 12/1/25	2,000	2,327
5% 12/1/26	1,500	1,763
5% 12/1/27	1,505	1,772

TOTAL MICHIGAN		224,305

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,249
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,380
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	5,925
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,184
5% 1/1/20	4,500	4,713
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,450	1,702
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,400

TOTAL MINNESOTA		24,553

Mississippi - 0.1%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,500	6,484
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
( Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/27	1,000	1,117
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,250	1,345
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24 (d)	660	735
5% 1/1/29 (d)	550	642
5% 1/1/31 (d)	415	480
5% 1/1/34 (d)	380	431
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	395	412
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	714
5% 2/1/30	2,465	2,786
5% 2/1/32	2,725	3,065
5% 2/1/36	2,210	2,462
5% 2/1/45	3,600	3,957
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,136
5% 5/15/30	1,000	1,132
5% 5/15/31	1,000	1,130
5% 5/15/36	3,000	3,346

TOTAL MISSOURI		25,261

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,345
5% 2/15/22	1,300	1,427
5% 2/15/23	2,050	2,288
5% 2/15/24	2,140	2,420
5% 2/15/25	2,000	2,283
5% 2/15/26	3,195	3,681

TOTAL MONTANA		13,444

Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2014, 4% 7/1/18	4,000	4,000
Series 2016 B:
5% 1/1/31	4,000	4,580
5% 1/1/34	4,360	4,948
5% 1/1/36	5,290	5,980

TOTAL NEBRASKA		19,508

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	745	837
Series 2017:
5% 9/1/24	750	846
5% 9/1/28	460	523
5% 9/1/30	750	846
5% 9/1/34	760	847
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (c)	9,740	10,514
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	11,933
Clark County School District:
Series 2016 A:
5% 6/15/21	2,650	2,872
5% 6/15/23	2,315	2,606
Series 2017 A, 5% 6/15/25	5,940	6,804
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,113
5% 6/1/23	2,000	2,223
5% 6/1/24	2,000	2,218
5% 6/1/25	1,050	1,163
Series 2016 A:
5% 6/1/32	2,900	3,343
5% 6/1/33	5,000	5,745
5% 6/1/34	5,300	6,066
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,524
Series 2013 D1, 5% 3/1/25	2,825	3,183

TOTAL NEVADA		65,206

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,375	1,583
5% 7/1/30	2,430	2,862
Series 2017 B, 4.125% 7/1/24 (b)	1,755	1,766
Series 2017 C, 3.5% 7/1/22 (b)	580	582
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,350	1,433
5% 7/1/26	1,280	1,387
Series 2013 A, 5% 10/1/43	2,430	2,618
Series 2016:
4% 10/1/38	825	825
5% 10/1/26	4,695	5,288
5% 10/1/27	5,005	5,634
5% 10/1/28	2,000	2,241
5% 10/1/30	7,280	8,094
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,471
5% 2/1/23	2,215	2,431
5% 2/1/24	1,775	1,947

TOTAL NEW HAMPSHIRE		41,162

New Jersey - 3.5%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,658
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,122
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,116
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,244
5% 2/15/25	1,000	1,108
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	3,929
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,653
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	10,945
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	1,005	1,141
5% 6/1/27 (FSA Insured)	1,400	1,616
5% 6/1/28 (FSA Insured)	2,000	2,297
5% 6/1/29 (FSA Insured)	1,500	1,714
Series 2012 II, 5% 3/1/21	7,600	8,046
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,578
Series 2013:
5% 3/1/23	9,300	10,061
5% 3/1/24	12,800	13,819
5% 3/1/25	1,400	1,501
Series 2015 XX, 5% 6/15/26	20,000	21,849
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.):
Series 2017:
5% 10/1/24 (c)	2,000	2,212
5% 10/1/25 (c)	2,750	3,051
Series 2017, 5% 10/1/37 (c)	6,415	6,958
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,081
5% 7/1/33	3,000	3,294
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	3,937
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,400
Series 2016 A:
5% 7/1/21	295	317
5% 7/1/22	795	872
5% 7/1/23	3,030	3,369
5% 7/1/24	815	914
5% 7/1/25	880	993
5% 7/1/26	295	334
5% 7/1/27	440	497
5% 7/1/28	1,220	1,370
5% 7/1/28	1,305	1,466
5% 7/1/28	455	529
5% 7/1/33	1,510	1,731
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (c)	4,960	5,025
Series 2017 1A:
5% 12/1/22 (c)	1,325	1,457
5% 12/1/24 (c)	3,500	3,908
Series 2017 1B, 5% 12/1/21 (c)	1,405	1,523
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 1.848%, tender 1/1/21 (a)(e)	19,280	19,359
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.728% 1/1/21 (a)(e)	2,150	2,152
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,171
Series 2012 AA:
5% 6/15/23	7,500	8,066
5% 6/15/24	12,000	12,855
Series 2014 AA:
5% 6/15/25	12,500	13,576
5% 6/15/26	7,500	8,104
Series 2016 A, 5% 6/15/27	15,055	16,599

TOTAL NEW JERSEY		229,517

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,733
New York - 5.3%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,263
5% 7/1/25	2,500	2,887
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,135
5.75% 7/1/40	1,000	1,083
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,653
5% 2/15/35	7,500	8,631
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,222
Series 2016 B:
5% 9/1/22	2,000	2,227
5% 9/1/23	1,500	1,700
5% 9/1/24	1,350	1,552
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,556
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,080	3,443
Series 2015 A, 5% 8/1/22	2,045	2,286
Series 2015 C, 5% 8/1/27	3,055	3,516
Series 2016 A, 5% 8/1/22	4,520	5,052
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2, 6% 7/15/38	7,000	7,024
Series 2009 S3, 5.25% 1/15/34	13,200	13,452
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,281
5% 2/1/21	3,510	3,795
Series 2012 A, 5% 11/1/21	5,460	6,016
Series 2018 C2, 5% 5/1/32	9,450	11,180
Series A, 5% 8/1/40	8,375	9,625
Series B:
5% 11/1/20	26,595	27,796
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,061
Series E, 5% 2/1/40	14,805	16,909
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	14,865
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36 (Pre-Refunded to 3/15/19 @ 100)	2,600	2,678
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A, 5% 2/15/19 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,175
5% 7/1/21	12,335	12,765
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	26,590	28,399
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,280
Series 2017 C, 4% 2/15/19	24,000	24,364
Series 2017 C-2, 0% 11/15/33	10,085	5,811
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	8,591
New York State Dorm. Auth. Series 2010 A:
5% 2/15/19	5	5
5% 2/15/19	990	1,012
5% 2/15/20	2,985	3,148
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	8,195	8,665
Series 2011 A, 5% 4/1/19	2,000	2,053
Series 2011 A1, 5% 4/1/20	2,220	2,350
Series 2011 A2, 5% 4/1/21	2,000	2,170
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,400	9,081
Series 2016 A, 5.25% 1/1/50 (c)	13,700	14,909
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,825	3,288
Series 2011 A, 5% 3/15/22	7,605	8,235
Series 2017 A, 5% 3/15/22	2,280	2,532
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,449
5% 11/15/24	4,000	4,581

TOTAL NEW YORK		347,772

North Carolina - 0.7%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,635
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.85%, tender 9/17/18 (a)(c)	3,800	3,800
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,146
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,345	12,540
5% 3/1/23	10,005	11,272
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/35	500	521
5% 10/1/36	270	281
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,351
5% 6/1/22	4,000	4,235
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	498
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,231

TOTAL NORTH CAROLINA		46,510

Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	2,750	3,042
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,005	2,202
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,175	2,394
Series 2012:
5% 2/15/21	1,500	1,612
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	2,000	2,202
Series 2012 B:
5% 2/15/42	1,405	1,512
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	400	440
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,128
5% 1/1/28 (FSA Insured)	1,525	1,704
5% 1/1/29 (FSA Insured)	2,230	2,480
5% 1/1/30 (FSA Insured)	2,000	2,217
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,250	1,381
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,500	1,658
Columbus City School District 5% 12/1/32	1,825	2,105
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,661
5% 6/15/26	2,590	2,783
5% 6/15/27	2,720	2,914
5% 6/15/28	2,855	3,051
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,330
5% 11/1/26	2,100	2,468
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,545
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,600	5,284
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,258
Series 2013, 5% 2/15/20	1,195	1,237
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,229
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,188
5% 10/1/22	2,000	2,083
5% 10/1/23	3,000	3,124
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,040
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,545	3,019
5% 1/1/29	5,000	5,958
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,605
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,290
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,613
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	710	742
5% 12/1/42	900	931

TOTAL OHIO		99,430

Oklahoma - 0.9%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,075	2,422
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,368
5% 6/1/28	1,500	1,708
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,218
5% 10/1/26	1,500	1,730
5% 10/1/27	1,190	1,371
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	1,000	1,130
5% 8/15/28	1,000	1,137
5% 8/15/29	420	476
5% 8/15/33	1,100	1,233
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,100	3,424
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	7,185	7,936
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,194
5% 1/1/22 (FSA Insured)	12,455	13,034
Series 2014 A:
5% 1/1/26	1,700	1,946
5% 1/1/27	6,000	6,852
5% 1/1/28	2,000	2,279
5% 1/1/29	1,570	1,785
Series 2014 B, 5% 1/1/27	2,145	2,449

TOTAL OKLAHOMA		57,692

Oregon - 0.1%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	755	759
(Williamette View, Inc.) Series 2017 A:
5% 11/15/37 (b)	500	552
5% 11/15/47 (b)	575	631
5% 11/15/52 (b)	575	629
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	3,000	3,540

TOTAL OREGON		6,111

Pennsylvania - 3.6%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,570	8,341
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,335	4,239
Series B, 1.8%, tender 8/15/22 (a)	5,765	5,661
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,837
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,135
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	376
Series 2016 A:
5% 10/1/28	1,425	1,601
5% 10/1/29	1,540	1,722
5% 10/1/32	4,810	5,323
5% 10/1/36	7,785	8,487
5% 10/1/40	3,595	3,887
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,560	2,555
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,332
5% 3/1/22	2,000	2,181
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	6,350	6,408
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.75%, tender 7/2/18 (a)(c)	6,525	6,525
(Waste Mgmt., Inc. Proj.) Series 2013, 2%, tender 8/1/18 (a)(c)	8,000	8,002
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,710	5,614
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,269
Series 2013, 5% 10/15/27	10,000	11,135
Series 2015 1, 5% 3/15/31	3,725	4,172
Series 2016, 5% 9/15/29	28,000	31,868
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,250	1,472
5% 8/15/30	2,150	2,502
Series 2017, 5% 8/15/27	1,200	1,422
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,186
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,202
5% 12/1/33 (FSA Insured)	4,430	5,010
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
0% 12/1/28 (f)	1,250	1,378
0% 12/1/33 (f)	1,250	1,373
Series 2017 A1:
5% 12/1/22	500	561
5% 12/1/23	550	628
5% 12/1/29	1,500	1,750
5% 12/1/34	1,000	1,142
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (c)	1,770	2,034
5% 7/1/31 (c)	2,500	2,864
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	1,000	1,122
5% 8/1/24	750	851
5% 8/1/25	800	914
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,388
5% 8/1/29	10,465	11,762
5% 8/1/30	11,025	12,362
5% 8/1/31	11,615	13,008
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	14,887
5% 9/1/21	6,000	6,338
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,559
5% 9/1/20 (FSA Insured)	1,000	1,068
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,554

TOTAL PENNSYLVANIA		232,007

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,295
5% 9/1/36	320	337
Series 2016, 5% 5/15/39	5,640	6,116
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,403
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	3,830	3,837
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,051
5% 6/1/28	2,400	2,680

TOTAL RHODE ISLAND		31,719

South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	1,000	1,107
5% 3/1/24	1,000	1,150
5% 3/1/25	1,000	1,163
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,528
5% 12/1/29	3,250	3,651
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,414
5% 2/1/24	1,000	1,133
5% 2/1/26	1,700	1,964
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,004
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (c)	2,300	2,712
5% 7/1/30 (c)	4,930	5,744
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,525	7,053
Series 2014 A:
5% 12/1/49	2,700	2,863
5.5% 12/1/54	17,800	19,359
Series 2014 C:
5% 12/1/25	4,000	4,436
5% 12/1/26	4,000	4,451
5% 12/1/27	3,100	3,434
5% 12/1/46	3,645	3,890
Series 2016 B:
5% 12/1/35	6,435	7,069
5% 12/1/36	9,555	10,460
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,695	1,972

TOTAL SOUTH CAROLINA		92,557

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	1,000	1,130
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,012
Series 2014 B:
5% 11/1/24	1,235	1,419
5% 11/1/25	1,210	1,383
5% 11/1/26	200	226
Series 2017:
5% 7/1/24	450	516
5% 7/1/27	375	441
5% 7/1/33	1,750	2,000
5% 7/1/35	1,400	1,582

TOTAL SOUTH DAKOTA		9,709

Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	1,000	1,158
5% 7/1/30	1,200	1,385
Jackson Hosp. Rev. 5.75% 4/1/41	945	948
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,317
5% 9/1/24	1,025	1,148
Series 2017:
5% 4/1/24	1,000	1,115
5% 4/1/25	1,355	1,525
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 2%, tender 8/1/18 (a)(c)	1,400	1,400
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	5,000	5,355
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	12,085	12,870

TOTAL TENNESSEE		28,221

Texas - 13.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	3,045	3,215
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (c)	2,770	3,085
Austin Cmnty. College District Rev.:
(Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,233
(Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,025
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,680
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,337
5% 1/1/32	1,000	1,111
5% 1/1/34	2,000	2,207
5% 1/1/40	5,500	6,019
Series 2016:
5% 1/1/31	2,375	2,656
5% 1/1/32	5,000	5,574
5% 1/1/35	3,335	3,683
5% 1/1/36	1,625	1,790
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,710	5,641
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,185	6,111
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,634
Series 2014 C, 5% 2/15/44	4,800	5,316
Series 2016:
5% 2/15/22	5,000	5,528
5% 2/15/23	5,000	5,639
5% 2/15/24	25,135	28,834
5% 2/15/25	21,430	24,905
5% 2/15/27	3,580	4,176
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,345	9,052
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	3,890
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	2,915
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,315	7,176
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,044
Series 2014 B:
5% 11/1/26 (c)	3,005	3,292
5% 11/1/27 (c)	1,280	1,400
5% 11/1/28 (c)	2,845	3,106
5% 11/1/30 (c)	5,435	5,910
5% 11/1/31 (c)	11,485	12,474
5% 11/1/32 (c)	14,530	15,768
5% 11/1/33 (c)	10,000	10,835
5% 11/1/34 (c)	2,365	2,561
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,425	4,852
Series 2014, 5% 2/15/24	5,940	6,780
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	60	66
5%, tender 2/15/22 (a)	3,675	4,040
Denton Independent School District Series 2016, 0% 8/15/25	2,855	2,352
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,191
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,112
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)	3,180	3,137
Series D, 1.5%, tender 8/1/21 (a)	5,730	5,618
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,840	3,136
Series 2016, 5% 2/15/26	3,635	4,267
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,678
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	41,800	47,190
Series 2013 B:
5% 4/1/53	1,165	1,275
5.25% 10/1/51	2,500	2,795
5.5% 4/1/53	5,900	6,601
Series 2013 C, 5.125% 10/1/43	2,500	2,739
Series 2018 A:
5% 10/1/31	5,115	6,040
5% 10/1/32	4,335	5,111
5% 10/1/33	6,610	7,762
5% 10/1/34	5,000	5,844
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,075	1,195
5% 8/15/25	3,860	4,281
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,457
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	8,000	8,473
Series 2012 A, 5% 7/1/23 (c)	2,400	2,633
Series 2018 A:
5% 7/1/26 (c)	1,685	1,933
5% 7/1/27 (c)	2,110	2,442
5% 7/1/28 (c)	1,000	1,168
Series 2018 B:
5% 7/1/28	3,200	3,813
5% 7/1/29	12,500	14,787
5% 7/1/30	6,575	7,747
Series A, 5.5% 7/1/39	6,000	6,018
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,155	2,427
5% 3/1/24	10,000	11,437
5% 3/1/25	4,200	4,857
Houston Util. Sys. Rev.:
Series 2007, 5% 11/15/18	605	607
Series 2014 C, 5% 5/15/28	2,600	2,962
Series 2016 B, 5% 11/15/33	2,400	2,770
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	500	565
5% 10/15/26	700	800
5% 10/15/27	500	568
5% 10/15/29	650	730
5% 10/15/31	1,020	1,136
5% 10/15/35	1,465	1,604
5% 10/15/36	995	1,087
5% 10/15/39	1,250	1,362
5% 10/15/44	1,485	1,614
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,400	1,568
5% 11/1/31 (c)	3,160	3,533
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/32	4,700	5,484
5% 5/15/34	2,500	2,899
5% 5/15/36	2,500	2,883
Series 2015 B:
5% 5/15/25	6,810	7,892
5% 5/15/27	3,000	3,422
5% 5/15/28	2,930	3,324
5% 5/15/29	8,500	9,587
Series 2015 D:
5% 5/15/22	850	943
5% 5/15/23	700	791
5% 5/15/24	1,220	1,398
5% 5/15/26	1,400	1,603
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,375
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	2,020	2,331
5% 8/15/25	2,500	2,918
5% 8/15/26	1,550	1,828
5% 8/15/27	1,610	1,917
5% 8/15/30	2,400	2,793
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,487
5% 4/1/28	1,435	1,614
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	4,380	4,305
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,098
4% 12/15/24	1,825	1,943
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,275	1,461
5% 1/1/33	1,320	1,519
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	485	554
5% 1/1/31	680	775
5% 1/1/32	3,000	3,428
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,860	14,232
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,000	1,122
Series 2014 A:
5% 1/1/23	1,785	2,003
5% 1/1/24	5,000	5,701
Series 2015 B:
5% 1/1/29	10,000	11,387
5% 1/1/30	5,000	5,678
Series 2016 A, 5% 1/1/39	7,000	7,844
Northside Independent School District Bonds Series 2018, 2.75%, tender 8/1/23 (a)(d)	23,675	24,137
Plano Independent School District 5% 2/15/19	5,800	5,926
Rockwall Independent School District Series 2015, 0% 2/15/25	1,665	1,403
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,239
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	7,080	7,054
Series 2012, 5.25% 2/1/25	3,200	3,765
Series 2017:
5% 2/1/29	1,500	1,777
5% 2/1/30	1,000	1,181
5% 2/1/31	1,500	1,767
5% 2/1/33	1,200	1,402
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,338
5% 9/15/24	7,490	8,314
5% 9/15/25	9,295	10,294
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,500	13,345
Series 2012, 5% 5/15/22	6,000	6,674
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,172
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,272
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,125
5% 8/15/26	1,530	1,713
5% 8/15/28	1,620	1,803
5% 8/15/33	3,800	4,194
5.5% 9/1/43	5,350	5,854
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	5,755
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,702
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,166
Series 2016 A:
5% 2/15/25	5,750	6,629
5% 2/15/34	2,100	2,394
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,640	6,401
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (c)	1,545	1,600
5% 8/1/21 (c)	1,530	1,665
Series 2011 C:
5% 8/1/20 (c)	1,625	1,729
5% 8/1/21 (c)	1,460	1,589
Series 2013 B, 5% 8/1/25 (c)	12,075	13,580
Series 2014, 5% 8/1/26 (c)	5,170	5,898
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	16,000	18,963
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,472
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	18,466
Texas Wtr. Dev. Board Rev. Series 2017 A:
5% 4/15/22	4,250	4,717
5% 4/15/25	6,235	7,270
5% 10/15/25	2,630	3,088
5% 4/15/26	4,320	5,096
5% 4/15/29	6,500	7,744
5% 4/15/30	17,500	20,785
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,425
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,515	7,506
5.25% 2/15/25 (FSA Insured)	390	391
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	3,060	3,427
Series 2016 D:
5% 8/15/18	3,000	3,013
5% 8/15/20	2,000	2,138
5% 8/15/21	2,310	2,530
5% 8/15/22	2,500	2,800
Series 2016 E, 5% 8/15/22	2,685	3,007
Series 2016 J, 5% 8/15/22	3,190	3,573
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,745	1,948
5% 7/1/29	1,790	2,093

TOTAL TEXAS		859,830

Utah - 0.2%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009, 5% 8/15/18	2,500	2,511
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,155	1,338
5% 7/1/28 (c)	4,000	4,647
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	3,000	3,351

TOTAL UTAH		11,847

Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,084
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,444
5% 6/15/29	1,425	1,576
5% 6/15/33	1,520	1,672
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,500	1,796
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	638
5% 6/15/32	1,800	1,999
5% 6/15/34	2,300	2,538
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,705	6,718
Series 2017 E, 5% 2/1/31	10,600	12,616
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	9,140	10,904
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,345	7,569
5% 5/15/30	12,395	14,729
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,600	8,033
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,257
5% 1/1/33	2,590	2,908

TOTAL VIRGINIA		78,481

Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,749
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,925
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,100
5% 1/1/23	1,000	1,110
5% 1/1/24	2,330	2,582
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	8,817
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	1,935
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,750	5,388
Series 2016:
5% 2/1/27	1,240	1,440
5% 2/1/29	2,500	2,871
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	885	987
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,273
5% 12/1/19	1,385	1,427
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,080	1,267
5% 1/1/36	1,175	1,350
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,500	2,809
5% 6/1/24	3,530	3,944
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,850	17,440
Series 2018 D:
5% 8/1/32	25,025	29,389
5% 8/1/33	22,065	25,816
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,385
Series R-2017 A:
5% 8/1/27	1,785	2,095
5% 8/1/28	1,785	2,091
5% 8/1/30	1,785	2,077
Washington Health Care Facilities Auth. Rev.:
( Providence Health Systems Proj.) Series 2018 B, 5% 10/1/28	2,000	2,395
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,200	2,362
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	245	279
5% 7/1/26	1,995	2,284
5% 7/1/29	3,190	3,680
5% 7/1/34	630	711
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/27	2,500	2,965
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,735	4,257
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,250	2,534
Series 2015, 5% 1/1/29	1,300	1,461
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	626
5% 10/1/31	1,335	1,472
Series 2016 A, 5% 10/1/30	1,275	1,410

TOTAL WASHINGTON		151,703

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,423
Wisconsin - 0.9%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (b)	1,280	1,396
5% 5/15/30 (b)	1,170	1,279
5.25% 5/15/37 (b)	355	389
5.25% 5/15/42 (b)	435	475
5.25% 5/15/47 (b)	435	473
5.25% 5/15/52 (b)	815	884
Series 2017 B-1 3.95% 11/15/24 (b)	370	376
Series 2017 B-2, 3.5% 11/15/23 (b)	470	474
Series 2017 B-3, 3% 11/15/22 (b)	645	646
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (b)(d)	915	976
5% 10/1/48 (b)(d)	1,105	1,174
5% 10/1/53 (b)(d)	1,880	1,986
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	735	792
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,265	1,363
Series 2014 A:
5% 11/15/24	8,765	10,080
5% 11/15/27	6,710	7,553
Series 2014:
5% 5/1/26	835	915
5% 5/1/28	1,800	1,958
5% 5/1/29	890	965
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,295	1,422
Series 2017 A:
5% 9/1/34	1,800	1,969
5% 9/1/36	2,165	2,359
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,800	1,931
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,135
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,985	7,927
Series 2012:
5% 6/1/27	1,800	1,944
5% 6/1/32	1,025	1,099
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,834
5% 6/1/39	2,415	2,561

TOTAL WISCONSIN		58,335

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,597
TOTAL MUNICIPAL BONDS
(Cost $6,052,178)		6,115,496

Municipal Notes - 4.1%
Illinois - 0.4%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.69% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(g)	25,360	$25,360
Massachusetts - 0.1%
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	4,200	4,206
New Jersey - 0.6%
Carteret Gen. Oblig. BAN Series 2017, 2.5% 10/25/18	5,250	5,263
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	3,886	3,896
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	13,130	13,182
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	3,970	3,973
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	3,978	3,983
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	4,300	4,304
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	4,500	4,507

TOTAL NEW JERSEY		39,108

New York - 2.9%
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	5,400	5,402
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	3,600	3,602
Gloversville School District BAN Series 2017, 2.25% 10/19/18	6,800	6,812
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	5,900	5,903
Nassau County Gen. Oblig. TAN Series 2017 B, 3% 9/18/18	7,800	7,825
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	9,200	9,208
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	9,700	9,703
Rome City School District BAN Series 2017, 2.25% 8/3/18	12,500	12,505
Schoharie County BAN Series 2017, 2.5% 11/8/18	11,000	11,035
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	11,400	11,405
Suffolk County Gen. Oblig. TAN:
Series 2017 I, 2.25% 9/27/18	55,900	55,988
Series 2017, 2.5% 7/25/18	29,600	29,617
Syracuse Gen. Oblig. RAN Series B, 2.25% 7/10/18	21,600	21,603

TOTAL NEW YORK		190,608

Ohio - 0.1%
Avon Lake BAN Series 2017, 2.5% 7/11/18	8,500	8,502
TOTAL MUNICIPAL NOTES
(Cost $267,953)		267,784
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Municipal Cash Central Fund, 1.59% (h)(i)
(Cost $112,000)	111,988,801	112,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $6,432,131)		6,495,280
NET OTHER ASSETS (LIABILITIES) - 0.6%		38,828
NET ASSETS - 100%		$6,534,108

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,645,000 or 0.9% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$271
Total	$271

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.9%
Transportation	16.1%
Health Care	15.7%
Escrowed/Pre-Refunded	8.2%
Electric Utilities	7.2%
Others* (Individually Less Than 5%)	16.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,320,131)	$6,383,280
Fidelity Central Funds (cost $112,000)	112,000
Total Investment in Securities (cost $6,432,131)		$6,495,280
Cash		50,929
Receivable for fund shares sold		4,648
Interest receivable		83,568
Distributions receivable from Fidelity Central Funds		91
Other receivables		18
Total assets		6,634,534
Liabilities
Payable for investments purchased
Regular delivery	$3,522
Delayed delivery	85,177
Payable for fund shares redeemed	5,999
Distributions payable	3,566
Accrued management fee	1,329
Distribution and service plan fees payable	61
Other affiliated payables	700
Other payables and accrued expenses	72
Total liabilities		100,426
Net Assets		$6,534,108
Net Assets consist of:
Paid in capital		$6,471,492
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		(1,157)
Net unrealized appreciation (depreciation) on investments		63,149
Net Assets		$6,534,108
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,286 ÷ 8,041.7 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class M:
Net Asset Value and redemption price per share ($15,518 ÷ 1,517.5 shares)		$10.23
Maximum offering price per share (100/96.00 of $10.23)		$10.66
Class C:
Net Asset Value and offering price per share ($48,485 ÷ 4,736.6 shares)(a)		$10.24
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,188,121 ÷ 507,378.0 shares)		$10.23
Class I:
Net Asset Value, offering price and redemption price per share ($1,199,698 ÷ 117,142.8 shares)		$10.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$93,611
Income from Fidelity Central Funds		271
Total income		93,882
Expenses
Management fee	$7,932
Transfer agent fees	3,751
Distribution and service plan fees	386
Accounting fees and expenses	360
Custodian fees and expenses	23
Independent trustees' fees and expenses	14
Registration fees	158
Audit	30
Legal	5
Miscellaneous	25
Total expenses before reductions	12,684
Expense reductions	(23)
Total expenses after reductions		12,661
Net investment income (loss)		81,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(552)
Total net realized gain (loss)		(552)
Change in net unrealized appreciation (depreciation) on investment securities		(101,040)
Net gain (loss)		(101,592)
Net increase (decrease) in net assets resulting from operations		$(20,371)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,221	$157,196
Net realized gain (loss)	(552)	6,307
Change in net unrealized appreciation (depreciation)	(101,040)	101,842
Net increase (decrease) in net assets resulting from operations	(20,371)	265,345
Distributions to shareholders from net investment income	(81,163)	(156,998)
Distributions to shareholders from net realized gain	(5,075)	(1,849)
Total distributions	(86,238)	(158,847)
Share transactions - net increase (decrease)	129,453	478,270
Total increase (decrease) in net assets	22,844	584,768
Net Assets
Beginning of period	6,511,264	5,926,496
End of period	$6,534,108	$6,511,264
Other Information
Undistributed net investment income end of period	$624	$566

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.21	$10.51	$10.56	$10.18	$10.66
Income from Investment Operations
Net investment income (loss)A	.114	.238	.231	.234	.256	.272
Net realized and unrealized gain (loss)	(.162)	.192	(.262)	(.048)	.388	(.460)
Total from investment operations	(.048)	.430	(.031)	.186	.644	(.188)
Distributions from net investment income	(.114)	(.237)	(.231)	(.234)	(.257)	(.271)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.122)	(.240)	(.269)	(.236)	(.264)	(.292)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.40	$10.21	$10.51	$10.56	$10.18
Total ReturnC,D,E	(.46)%	4.25%	(.34)%	1.79%	6.38%	(1.78)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.69%	.68%	.69%	.67%	.66%
Expenses net of fee waivers, if any	.69%H	.69%	.68%	.69%	.67%	.66%
Expenses net of all reductions	.68%H	.69%	.67%	.69%	.67%	.65%
Net investment income (loss)	2.24%H	2.29%	2.19%	2.24%	2.45%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$82	$91	$134	$148	$115	$108
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.21	$10.51	$10.55	$10.17	$10.65
Income from Investment Operations
Net investment income (loss)A	.115	.239	.235	.239	.260	.273
Net realized and unrealized gain (loss)	(.152)	.183	(.262)	(.039)	.388	(.460)
Total from investment operations	(.037)	.422	(.027)	.200	.648	(.187)
Distributions from net investment income	(.115)	(.239)	(.235)	(.238)	(.261)	(.272)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.123)	(.242)	(.273)	(.240)	(.268)	(.293)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.39	$10.21	$10.51	$10.55	$10.17
Total ReturnC,D,E	(.35)%	4.17%	(.30)%	1.93%	6.43%	(1.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.66%	.64%	.65%	.63%	.64%
Expenses net of fee waivers, if any	.65%H	.66%	.64%	.65%	.63%	.64%
Expenses net of all reductions	.65%H	.66%	.64%	.65%	.63%	.64%
Net investment income (loss)	2.27%H	2.31%	2.22%	2.28%	2.48%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$16	$18	$19	$19	$18	$17
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.22	$10.52	$10.56	$10.18	$10.66
Income from Investment Operations
Net investment income (loss)A	.075	.160	.152	.156	.176	.191
Net realized and unrealized gain (loss)	(.152)	.183	(.262)	(.038)	.389	(.460)
Total from investment operations	(.077)	.343	(.110)	.118	.565	(.269)
Distributions from net investment income	(.075)	(.160)	(.152)	(.156)	(.178)	(.190)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.083)	(.163)	(.190)	(.158)	(.185)	(.211)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.24	$10.40	$10.22	$10.52	$10.56	$10.18
Total ReturnC,D,E	(.74)%	3.37%	(1.08)%	1.13%	5.58%	(2.54)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Expenses net of fee waivers, if any	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Expenses net of all reductions	1.44%H	1.43%	1.42%	1.44%	1.43%	1.43%
Net investment income (loss)	1.48%H	1.54%	1.44%	1.49%	1.69%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$48	$54	$61	$60	$61	$62
Portfolio turnover rateI	14%H	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.21	$10.51	$10.55	$10.17	$10.65
Income from Investment Operations
Net investment income (loss)A	.130	.270	.265	.269	.287	.301
Net realized and unrealized gain (loss)	(.153)	.183	(.262)	(.038)	.389	(.459)
Total from investment operations	(.023)	.453	.003	.231	.676	(.158)
Distributions from net investment income	(.129)	(.270)	(.265)	(.269)	(.289)	(.301)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.137)	(.273)	(.303)	(.271)	(.296)	(.322)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.23	$10.39	$10.21	$10.51	$10.55	$10.17
Total ReturnC,D	(.21)%	4.48%	(.01)%	2.23%	6.71%	(1.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.36%	.35%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.37%G	.36%	.35%	.36%	.37%	.37%
Expenses net of all reductions	.37%G	.36%	.35%	.36%	.36%	.37%
Net investment income (loss)	2.55%G	2.61%	2.51%	2.57%	2.75%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$5,188	$5,372	$4,953	$4,746	$4,453	$3,890
Portfolio turnover rateH	14%G	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.22	$10.52	$10.57	$10.19	$10.67
Income from Investment Operations
Net investment income (loss)A	.126	.263	.257	.261	.282	.295
Net realized and unrealized gain (loss)	(.162)	.193	(.261)	(.048)	.389	(.459)
Total from investment operations	(.036)	.456	(.004)	.213	.671	(.164)
Distributions from net investment income	(.126)	(.263)	(.258)	(.261)	(.284)	(.295)
Distributions from net realized gain	(.008)	(.003)	(.038)	(.002)	(.007)	(.021)
Total distributions	(.134)	(.266)	(.296)	(.263)	(.291)	(.316)
Redemption fees added to paid in capital	–	–	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$10.24	$10.41	$10.22	$10.52	$10.57	$10.19
Total ReturnC,D	(.34)%	4.50%	(.09)%	2.05%	6.65%	(1.55)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.43%	.44%	.41%	.42%
Expenses net of fee waivers, if any	.44%G	.44%	.43%	.44%	.41%	.42%
Expenses net of all reductions	.44%G	.44%	.43%	.44%	.41%	.42%
Net investment income (loss)	2.48%G	2.54%	2.43%	2.49%	2.70%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$1,200	$976	$760	$663	$609	$468
Portfolio turnover rateH	14%G	26%	28%	14%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$117,119
Gross unrealized depreciation	(53,557)
Net unrealized appreciation (depreciation)	$63,562
Tax cost	$6,431,718

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $760,552 and $428,209, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$108	$4
Class M	-%	.25%	22	–(a)
Class C	.75%	.25%	256	16
			$386	$20

 (a) In the amount of less than $500.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M(a)	–
Class C(b)	4
$11

 (a) In the amount of less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$72.17
Class M	12.13
Class C	43.17
Intermediate Municipal Income	2,735.10
Class I	889.17
	$3,751

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Class A	$958	$2,481
Class M	195	431
Class C	376	884
Intermediate Municipal Income	67,040	132,666
Class I	12,594	20,536
Total	$81,163	$156,998
From net realized gain
Class A	$70	$28
Class M	14	5
Class C	41	16
Intermediate Municipal Income	4,179	1,527
Class I	771	273
Total	$5,075	$1,849

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Class A
Shares sold	534	1,569	$5,488	$16,212
Reinvestment of distributions	92	224	942	2,317
Shares redeemed	(1,337)	(6,176)	(13,697)	(63,672)
Net increase (decrease)	(711)	(4,383)	$(7,267)	$(45,143)
Class M
Shares sold	45	166	$459	$1,714
Reinvestment of distributions	19	40	198	417
Shares redeemed	(325)	(269)	(3,323)	(2,792)
Net increase (decrease)	(261)	(63)	$(2,666)	$(661)
Class C
Shares sold	174	473	$1,775	$4,910
Reinvestment of distributions	36	77	371	800
Shares redeemed	(691)	(1,278)	(7,078)	(13,247)
Net increase (decrease)	(481)	(728)	$(4,932)	$(7,537)
Intermediate Municipal Income
Shares sold	81,304	132,929	$832,757	$1,375,900
Reinvestment of distributions	4,791	8,809	48,983	91,199
Shares redeemed	(95,561)	(110,185)	(977,484)	(1,138,030)
Net increase (decrease)	(9,466)	31,553	$(95,744)	$329,069
Class I
Shares sold	35,564	61,657	$364,419	$641,157
Reinvestment of distributions	1,210	1,691	12,384	17,540
Shares redeemed	(13,349)	(44,009)	(136,741)	(456,155)
Net increase (decrease)	23,425	19,339	$240,062	$202,542

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Class A	.69%
Actual		$1,000.00	$995.40	$3.41
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class M	.65%
Actual		$1,000.00	$996.50	$3.22
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class C	1.44%
Actual		$1,000.00	$992.60	$7.11
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Intermediate Municipal Income	.37%
Actual		$1,000.00	$997.90	$1.83
Hypothetical-C		$1,000.00	$1,022.96	$1.86
Class I	.44%
Actual		$1,000.00	$996.60	$2.18
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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LIM-SANN-0818
1.706327.120

Fidelity® Series International Credit Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United Kingdom	14.7%
United States	14.2%
Netherlands	14.0%
France	13.4%
Germany	4.8%
Luxembourg	4.7%
Switzerland	4.7%
Mexico	4.4%
Denmark	4.3%
Other	20.8%

Percentages are based on country or territory of incorporation and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable. Foreign currency contracts and other asset and liabilities are included within the United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2018
U.S. Government and U.S. Government Agency Obligations	0.5%
AA	6.7%
A	9.7%
BBB	46.0%
BB and Below	20.1%
Not Rated	11.9%
Equities	0.7%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*,**
Corporate Bonds	68.4%
U.S. Government and U.S. Government Agency Obligations	0.5%
Foreign Government and Government Agency Obligations	9.8%
Other Investments	16.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign Currency Contracts - (70.8)%

 ** Futures and Swaps - 5.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.4%
		Principal Amount(a)	Value
Argentina - 1.0%
YPF SA 8.5% 3/23/21 (Reg. S)		$950,000	$965,675
Bailiwick of Jersey - 1.4%
Heathrow Funding Ltd. 6% 3/20/20	GBP	1,020,000	1,447,681
British Virgin Islands - 2.2%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		380,000	364,679
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		1,000,000	940,300
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		970,000	923,361

TOTAL BRITISH VIRGIN ISLANDS			2,228,340

Canada - 0.6%
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	757,000	577,563
Cayman Islands - 1.3%
Banco Do Brasil SA 4.625% 1/15/25 (b)		500,000	460,630
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	740,000	872,962

TOTAL CAYMAN ISLANDS			1,333,592

Denmark - 4.3%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	2,312,000	2,875,451
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,125,000	1,391,796

TOTAL DENMARK			4,267,247

France - 6.4%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	600,000	694,628
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	700,000	810,251
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	400,000	455,151
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,300,000	1,503,523
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,400,000	1,610,447
2.75% 4/13/23 (Reg. S)	EUR	400,000	490,538
SR Teleperformance SA 1.875% 7/2/25 (Reg. S)	EUR	700,000	810,700

TOTAL FRANCE			6,375,238

Germany - 4.5%
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	1,200,000	1,338,152
Deutsche Bank AG 5% 6/24/20	EUR	350,000	430,351
Dvb Bank Se 1.25% 4/22/20	EUR	400,000	473,435
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	800,000	932,519
Volkswagen Bank GmbH 1.25% 6/10/24 (Reg. S)	EUR	1,200,000	1,386,353

TOTAL GERMANY			4,560,810

Ireland - 3.3%
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	600,000	693,998
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,005,000	1,229,511
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,395,000	1,424,030

TOTAL IRELAND			3,347,539

Italy - 0.9%
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	650,000	616,760
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	348,000	329,188

TOTAL ITALY			945,948

Luxembourg - 2.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	802,000	971,188
Altice SA 7.25% 5/15/22 (Reg. S)	EUR	200,000	234,728
Blackstone Property Partners Europe LP 1.4% 7/6/22 (Reg. S)	EUR	1,060,000	1,237,002
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	340,000	397,046

TOTAL LUXEMBOURG			2,839,964

Mexico - 4.4%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		661,000	690,745
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	473,184
Petroleos Mexicanos:
3.625% 11/24/25 (Reg. S)	EUR	390,000	447,244
3.75% 2/21/24 (Reg. S)	EUR	2,400,000	2,841,981

TOTAL MEXICO			4,453,154

Netherlands - 11.5%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	500,000	615,568
4.4% 3/27/28 (Reg. S) (c)		400,000	392,160
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	850,000	976,178
Demeter Investments BV:
5.125% 6/1/48 (Reg. S) (c)		1,078,000	1,032,392
5.625% 8/15/52 (Reg. S) (c)		650,000	633,651
5.75% 8/15/50 (Reg. S) (c)		550,000	544,874
Deutsche Annington Finance BV 1.5% 3/22/26	EUR	600,000	695,810
Mylan NV 2.25% 11/22/24 (Reg. S)	EUR	490,000	592,207
NN Group NV 4.625% 4/8/44 (Reg. S) (c)	EUR	400,000	501,642
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	930,000	1,117,822
6.125% 1/17/22		397,000	403,749
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	700,000	827,035
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,040,000	1,112,614
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	502,000	570,864
1.25% 3/31/23 (Reg. S)	EUR	250,000	265,001
4.5% 3/1/25	EUR	350,000	418,461
Volkswagen Financial Services AG 0.875% 4/12/23 (Reg. S)	EUR	700,000	809,228

TOTAL NETHERLANDS			11,509,256

Spain - 2.0%
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	400,000	473,066
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	800,000	927,233
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	500,000	574,698

TOTAL SPAIN			1,974,997

Sweden - 1.3%
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,130,000	1,328,093
Switzerland - 4.7%
Credit Suisse Group AG 6.5% 8/8/23 (Reg. S)		2,300,000	2,446,432
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	1,815,000	2,278,244

TOTAL SWITZERLAND			4,724,676

United Kingdom - 6.4%
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	1,300,000	1,462,658
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	395,000	514,767
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	500,000	588,162
HSBC Holdings PLC 2.256% 11/13/26 (Reg. S) (c)	GBP	950,000	1,203,559
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	550,000	934,274
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	815,000	1,017,143
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	150,000	205,369
4.5% 9/7/23 (Reg. S)	GBP	350,000	475,518

TOTAL UNITED KINGDOM			6,401,450

United States of America - 9.4%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26		1,517,000	1,485,580
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,250,000	1,257,190
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,210,000	1,483,718
Chesapeake Energy Corp. 6.125% 2/15/21		525,000	531,563
Citigroup, Inc.:
4.3% 11/20/26		192,000	187,287
5.125% 12/12/18	GBP	115,000	154,288
5.5% 9/13/25		563,000	597,559
Goldman Sachs Group, Inc. 4.25% 10/21/25		1,013,000	997,837
Morgan Stanley:
3.95% 4/23/27		362,000	344,965
4.35% 9/8/26		600,000	592,548
Reynolds American, Inc. 4.45% 6/12/25		977,000	981,891
Time Warner Cable, Inc. 4.5% 9/15/42		1,025,000	841,599

TOTAL UNITED STATES OF AMERICA			9,456,025

TOTAL NONCONVERTIBLE BONDS
(Cost $70,958,527)			68,737,248

U.S. Government and Government Agency Obligations - 0.5%
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bonds:
2.5% 2/15/45 (d)		$64,000	$58,293
3% 5/15/47 (e)		318,000	318,584
5% 5/15/37 (d)		50,000	65,229
U.S. Treasury Notes 1.625% 7/31/20 (d)		56,000	54,946
			497,052
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $506,146)			497,052

Foreign Government and Government Agency Obligations - 9.8%
France - 4.0%
French Government 1% 11/25/18	EUR	$3,395,000	$3,989,120
Greece - 0.7%
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	550,000	636,272
3.5% 1/30/23	EUR	100,000	118,797

TOTAL GREECE			755,069

Indonesia - 3.0%
Indonesian Republic 2.625% 6/14/23	EUR	2,470,000	3,001,056
United Kingdom - 2.1%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37	GBP	88,000	116,567
4.25% 3/7/36 (d)(e)	GBP	630,000	1,159,319
4.25% 12/7/49	GBP	400,000	852,065

TOTAL UNITED KINGDOM			2,127,951

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,013,544)			9,873,196
		Shares	Value

Nonconvertible Preferred Stocks - 0.7%
United Kingdom - 0.7%
Nationwide Building Society 10.25% (f)
(Cost $677,724)		3,254	651,685
		Principal Amount(a)	Value

Preferred Securities - 16.2%
Australia - 0.6%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		700,000	627,519
Belgium - 0.5%
KBC Groep NV 5.625% (c)(g)	EUR	400,000	475,891
Canada - 0.7%
Bank of Nova Scotia 4.65% (c)(g)		800,000	732,131
France - 2.8%
AXA SA:
3.941% (c)(g)	EUR	466,000	575,770
6.463% (Reg. S) (c)(g)		299,000	293,170
BNP Paribas SA 6.75% (Reg. S) (c)(g)		450,000	455,622
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	800,000	980,651
Danone SA 1.75% (Reg. S) (c)(g)	EUR	400,000	448,951

TOTAL FRANCE			2,754,164

Germany - 0.4%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	400,000	418,162
Italy - 0.3%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	200,000	277,567
Luxembourg - 1.9%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	660,000	728,512
Grand City Properties SA 3.75% (c)(g)	EUR	1,000,000	1,207,394

TOTAL LUXEMBOURG			1,935,906

Netherlands - 2.5%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	510,000	705,333
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	445,000	515,542
2.7%(Reg. S) (c)(g)	EUR	500,000	577,898
4.625% (Reg. S) (c)(g)	EUR	600,000	696,172

TOTAL NETHERLANDS			2,494,945

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA 6.75% (Reg. S) (c)(g)	EUR	800,000	979,216
United Kingdom - 5.5%
Aviva PLC 6.125% (c)(g)	GBP	990,000	1,483,187
Barclays Bank PLC 7.625% 11/21/22		1,370,000	1,486,443
Barclays PLC:
6.625% (c)(g)		300,000	301,080
7.875% (Reg. S) (c)(g)	GBP	560,000	785,955
HSBC Holdings PLC 5.25% (c)(g)	EUR	600,000	747,145
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	550,000	724,756

TOTAL UNITED KINGDOM			5,528,566

TOTAL PREFERRED SECURITIES
(Cost $17,248,364)			16,224,067
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.93% (h)
(Cost $2,639,578)		2,639,050	2,639,578

Purchased Swaptions - 0.2%(i)
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 3.375% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 16,900,000	$143,246
Option with an exercise rate of 3.375% on a credit default swap with Citibank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 3,500,000	29,666
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Index expiring June 2023, paying 5% quarterly	9/19/18	EUR 1,900,000	25,636

TOTAL PUT OPTIONS			198,548

TOTAL PURCHASED SWAPTIONS
(Cost $291,592)			198,548
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $102,335,475)			98,821,374
NET OTHER ASSETS (LIABILITIES) - 1.6%			1,656,515
NET ASSETS - 100%			$100,477,889

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	Sept. 2018	$861,607	$12,724	$12,724
TME 10 Year Canadian Note Contracts (Canada)	20	Sept. 2018	2,079,793	22,869	22,869
TOTAL BOND INDEX CONTRACTS					35,593
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	29	Sept. 2018	6,143,016	(22,713)	(22,713)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	57	Sept. 2018	6,476,180	31,818	31,818
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Sept. 2018	725,000	18,270	18,270
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	16	Sept. 2018	2,051,750	41,091	41,091
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	15	Sept. 2018	2,393,438	86,686	86,686
TOTAL TREASURY CONTRACTS					155,152

TOTAL PURCHASED					190,745

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	94	Sept. 2018	14,508,724	(42,295)	(42,295)
Eurex Euro-Bund Contracts (Germany)	35	Sept. 2018	6,643,906	(106,298)	(106,298)

TOTAL SOLD					(148,593)

TOTAL FUTURES CONTRACTS					$42,152

The notional amount of futures purchased as a percentage of Net Assets is 20.6%

The notional amount of futures sold as a percentage of Net Assets is 21%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $40,217,506.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	513,000	USD	594,003	Goldman Sachs Bank USA	7/2/18	$5,079
EUR	603,000	USD	702,579	State Street Bank And Trust Co	7/3/18	1,604
USD	16,688	CAD	22,000	Goldman Sachs Bank USA	7/3/18	(47)
USD	495,380	GBP	376,000	Citibank, N.A.	7/3/18	(846)
AUD	22,000	USD	16,639	State Street Bank And Trust Co	8/16/18	(356)
CAD	59,000	USD	45,407	BNP Paribas SA	8/16/18	(493)
CAD	20,000	USD	15,469	Goldman Sachs Bank USA	8/16/18	(244)
CAD	19,000	USD	14,774	State Street Bank And Trust Co	8/16/18	(310)
CAD	36,000	USD	27,112	State Street Bank And Trust Co	8/16/18	294
EUR	186,000	USD	218,063	BNP Paribas SA	8/16/18	(123)
EUR	75,000	USD	87,565	Citibank, N.A.	8/16/18	314
EUR	154,000	USD	180,412	Goldman Sachs Bank USA	8/16/18	34
EUR	63,000	USD	74,704	JPMorgan Chase Bank, N.A.	8/16/18	(886)
EUR	57,000	USD	66,272	JPMorgan Chase Bank, N.A.	8/16/18	516
EUR	77,000	USD	89,524	JPMorgan Chase Bank, N.A.	8/16/18	699
EUR	113,000	USD	132,399	State Street Bank And Trust Co	8/16/18	6
GBP	911,000	USD	1,213,193	BNP Paribas SA	8/16/18	(8,446)
GBP	44,000	USD	59,083	Canadian Imperial Bank of Commerce	8/16/18	(895)
GBP	426,000	USD	562,346	Citibank, N.A.	8/16/18	1,016
GBP	44,000	USD	59,324	Goldman Sachs Bank USA	8/16/18	(1,136)
GBP	83,000	USD	110,679	Goldman Sachs Bank USA	8/16/18	(916)
GBP	13,000	USD	17,189	Goldman Sachs Bank USA	8/16/18	3
GBP	807,000	USD	1,084,358	HSBC Bank USA	8/16/18	(17,145)
GBP	224,000	USD	300,178	HSBC Bank USA	8/16/18	(3,950)
GBP	74,000	USD	98,479	HSBC Bank USA	8/16/18	(618)
GBP	297,000	USD	400,071	JPMorgan Chase Bank, N.A.	8/16/18	(7,305)
GBP	148,000	USD	196,983	JPMorgan Chase Bank, N.A.	8/16/18	(1,261)
GBP	201,000	USD	268,533	State Street Bank And Trust Co	8/16/18	(2,721)
USD	15,879	AUD	21,000	BNP Paribas SA	8/16/18	336
USD	12,187	AUD	16,000	Goldman Sachs Bank USA	8/16/18	345
USD	2,255	AUD	3,000	HSBC Bank USA	8/16/18	34
USD	17,949	AUD	24,000	State Street Bank And Trust Co	8/16/18	185
USD	759	CAD	1,000	Goldman Sachs Bank USA	8/16/18	(2)
USD	6,940	CAD	9,000	Goldman Sachs Bank USA	8/16/18	89
USD	661,944	CAD	851,000	JPMorgan Chase Bank, N.A.	8/16/18	14,116
USD	41,402	CAD	53,000	JPMorgan Chase Bank, N.A.	8/16/18	1,056
USD	50,913	EUR	43,000	Canadian Imperial Bank of Commerce	8/16/18	529
USD	65,156	EUR	56,000	Canadian Imperial Bank of Commerce	8/16/18	(461)
USD	69,437	EUR	59,000	Citibank, N.A.	8/16/18	306
USD	2,058,725	EUR	1,735,000	Goldman Sachs Bank USA	8/16/18	25,783
USD	928,070	EUR	786,000	Goldman Sachs Bank USA	8/16/18	7,094
USD	134,218	EUR	114,000	Goldman Sachs Bank USA	8/16/18	642
USD	558,791	EUR	481,000	Goldman Sachs Bank USA	8/16/18	(4,808)
USD	912,517	EUR	771,000	HSBC Bank USA	8/16/18	9,118
USD	54,717,000	EUR	45,872,967	JPMorgan Chase Bank, N.A.	8/16/18	966,528
USD	68,766	EUR	59,000	JPMorgan Chase Bank, N.A.	8/16/18	(366)
USD	1,630,688	EUR	1,388,000	State Street Bank And Trust Co	8/16/18	4,334
USD	675,621	EUR	578,000	State Street Bank And Trust Co	8/16/18	(1,635)
USD	211,098	GBP	156,000	Citibank, N.A.	8/16/18	4,797
USD	61,031	GBP	46,000	Goldman Sachs Bank USA	8/16/18	199
USD	15,606,000	GBP	11,529,034	JPMorgan Chase Bank, N.A.	8/16/18	359,487
USD	64,029	GBP	48,000	State Street Bank And Trust Co	8/16/18	552
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,350,125
					Unrealized Appreciation	1,405,095
					Unrealized Depreciation	(54,970)

For the period, the average contract value for forward foreign currency contracts in the aggregate was $91,351,220. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 1,250,000	$(26,031)	$21,939	$(4,092)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 1,250,000	(21,299)	28,500	7,201
Royal Bank Of Scotland Grp PLC		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 1,237,000	7,608	0	7,608
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 200,000	(744)	2,176	1,432
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 200,000	(743)	1,882	1,139
TOTAL BUY PROTECTION							(41,209)	54,497	13,288
Sell Protection
BNP Paribas SA	Baa2	Jun. 2023	Credit Suisse International	1%	Quarterly	EUR 450,000	(13,422)	12,655	(767)
Intesa Sanpaolo Spa	Ba1	Jun. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 600,000	(76,560)	69,000	(7,560)
TOTAL SELL PROTECTION							(89,982)	81,655	(8,327)

TOTAL CREDIT DEFAULT SWAPS							$(131,191)	$136,152	$4,961

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Dec. 2025	GBP 3,070,000	$5,238	$0	$5,238
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2033	EUR 3,797,000	27,419	0	27,419
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Dec. 2038	EUR 302,000	3,071	0	3,071

TOTAL INTEREST RATE SWAPS							$35,728	$0	$35,728

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $11,738,863.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,354,092 or 2.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $452,170.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $336,440.

 (f) Non-income producing

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) For the period, the average monthly notional amount for purchased swaptions was $15,017,452.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,780
Total	$27,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$651,685	$--	$651,685	$--
Corporate Bonds	68,737,248	--	68,737,248	--
U.S. Government and Government Agency Obligations	497,052	--	497,052	--
Foreign Government and Government Agency Obligations	9,873,196	--	9,873,196	--
Preferred Securities	16,224,067	--	16,224,067	--
Money Market Funds	2,639,578	2,639,578	--	--
Purchased Swaptions	198,548	--	198,548	--
Total Investments in Securities:	$98,821,374	$2,639,578	$96,181,796	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,405,095	$--	$1,405,095	$--
Futures Contracts	213,458	213,458	--	--
Swaps	43,336	--	43,336	--
Total Assets	$1,661,889	$213,458	$1,448,431	$--
Liabilities
Forward Foreign Currency Contracts	$(54,970)	$--	$(54,970)	$--
Futures Contracts	(171,306)	(171,306)	--	--
Swaps	(138,799)	--	(138,799)	--
Total Liabilities	$(365,075)	$(171,306)	$(193,769)	$--
Total Derivative Instruments:	$1,296,814	$42,152	$1,254,662	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$198,548	$0
Swaps(b)	7,608	(138,799)
Total Credit Risk	206,156	(138,799)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,405,095	(54,970)
Total Foreign Exchange Risk	1,405,095	(54,970)
Interest Rate Risk
Futures Contracts(d)	213,458	(171,306)
Swaps(e)	35,728	0
Total Interest Rate Risk	249,186	(171,306)
Total Value of Derivatives	$1,860,437	$(365,075)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$1,342,402	$(9,818)	$1,332,584	$--	$--
BNP Paribas SA	151,190	(30,361)	--	--	120,829
Goldman Sachs Bank USA	64,904	(83,713)	--	--	(18,809)
Centrally Cleared OTC Swaps	35,728	--	--	--	35,728
Citibank, N.A.	36,099	(27,621)	--	--	8,478
HSBC Bank USA	9,152	(21,713)	--	--	(12,561)
State Street Bank And Trust Co	6,975	(5,022)	--	--	1,953
Canadian Imperial Bank of Commerce	529	(1,356)	--	--	(827)
Credit Suisse International	--	(14,165)	--	--	(14,165)
Exchange Traded Futures	213,458	(171,306)	--	--	42,152
Total	$1,860,437	$(365,075)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,695,897)	$96,181,796
Fidelity Central Funds (cost $2,639,578)	2,639,578
Total Investment in Securities (cost $102,335,475)		$98,821,374
Foreign currency held at value (cost $845,827)		849,809
Receivable for investments sold		2,853,656
Unrealized appreciation on forward foreign currency contracts		1,405,095
Dividends receivable		10,988
Interest receivable		879,789
Distributions receivable from Fidelity Central Funds		4,959
Receivable for daily variation margin on centrally cleared OTC swaps		5,031
Bi-lateral OTC swaps, at value		7,608
Other receivables		1,314
Total assets		104,839,623
Liabilities
Payable for investments purchased	$4,156,132
Unrealized depreciation on forward foreign currency contracts	54,970
Bi-lateral OTC swaps, at value	138,799
Payable for daily variation margin on futures contracts	7,478
Other payables and accrued expenses	4,355
Total liabilities		4,361,734
Net Assets		$100,477,889
Net Assets consist of:
Paid in capital		$101,876,632
Undistributed net investment income		918,474
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(225,153)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,092,064)
Net Assets, for 10,254,643 shares outstanding		$100,477,889
Net Asset Value, offering price and redemption price per share ($100,477,889 ÷ 10,254,643 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$549,629
Interest		793,035
Income from Fidelity Central Funds		27,780
Income before foreign taxes withheld		1,370,444
Less foreign taxes withheld		(12,737)
Total income		1,357,707
Expenses
Custodian fees and expenses	$5,092
Independent trustees' fees and expenses	219
Miscellaneous	21
Total expenses before reductions	5,332
Expense reductions	(11)
Total expenses after reductions		5,321
Net investment income (loss)		1,352,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,257,615
Forward foreign currency contracts	(675,366)
Foreign currency transactions	(41,523)
Futures contracts	(869,615)
Swaps	61,832
Total net realized gain (loss)		(267,057)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,823,348)
Forward foreign currency contracts	3,248,384
Assets and liabilities in foreign currencies	(215,559)
Futures contracts	129,785
Swaps	88,678
Total change in net unrealized appreciation (depreciation)		(2,572,060)
Net gain (loss)		(2,839,117)
Net increase (decrease) in net assets resulting from operations		$(1,486,731)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period July 25, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,352,386	$995,340
Net realized gain (loss)	(267,057)	451,897
Change in net unrealized appreciation (depreciation)	(2,572,060)	479,996
Net increase (decrease) in net assets resulting from operations	(1,486,731)	1,927,233
Distributions to shareholders from net investment income	(591,298)	(1,032,923)
Distributions to shareholders from net realized gain	–	(215,024)
Distributions to shareholders from tax return of capital	–	(658,690)
Total distributions	(591,298)	(1,906,637)
Share transactions
Proceeds from sales of shares	5,463	100,955,075
Reinvestment of distributions	591,298	1,906,637
Cost of shares redeemed	(5,463)	(917,688)
Net increase (decrease) in net assets resulting from share transactions	591,298	101,944,024
Total increase (decrease) in net assets	(1,486,731)	101,964,620
Net Assets
Beginning of period	101,964,620	–
End of period	$100,477,889	$101,964,620
Other Information
Undistributed net investment income end of period	$918,474	$157,386
Shares
Sold	556	10,095,507
Issued in reinvestment of distributions	59,848	191,042
Redeemed	(556)	(91,754)
Net increase (decrease)	59,848	10,194,795

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.132	.100
Net realized and unrealized gain (loss)	(.274)	.090
Total from investment operations	(.142)	.190
Distributions from net investment income	(.058)	(.103)
Distributions from net realized gain	–	(.021)
Tax return of capital	–	(.066)
Total distributions	(.058)	(.190)
Net asset value, end of period	$9.80	$10.00
Total ReturnC,D	(1.42)%	1.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%G
Expenses net of fee waivers, if any	.01%G	.01%G
Expenses net of all reductions	.01%G	.01%G
Net investment income (loss)	2.70%G	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$100,478	$101,965
Portfolio turnover rateH	115%G	40%I

 A For the period July 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distributions and losses deferred due to futures transactions and excise tax regulations.

For the period ended December 31, 2017, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,837,656
Gross unrealized depreciation	(3,898,208)
Net unrealized appreciation (depreciation)	$(2,060,552)
Tax cost	$102,314,892

The Fund elected to defer to its next fiscal year approximately $8,121 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

The Fund elected to defer to its next fiscal year $82,970 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

At December 31, 2017, the Fund was required to defer approximately $1,380 of losses on futures contracts.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(22,844)	$(29,726)
Swaps	(54,626)	52,950
Total Credit Risk	(77,470)	23,224
Foreign Exchange Risk
Forward Foreign Currency Contracts	(675,366)	3,248,384
Interest Rate Risk
Futures Contracts	(869,615)	129,785
Swaps	116,458	35,728
Total Interest Rate Risk	(753,157)	165,513
Totals	$(1,505,993)	$3,437,121

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $54,953,098 and $49,693,310, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	.01%	$1,000.00	$985.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SUN-SANN-0818
1.9882622.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018